UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2020

A balanced approach
to building and
preserving wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2020 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2021 (unaudited).

	Cumulative total returns	Average annual total returns
Class A shares	1 year	5 years	10 years	Lifetime*	Expense ratio

American Funds 2065 Target Date Retirement Fund®	—	—	—	21.96%	0.84	%†
American Funds 2060 Target Date Retirement Fund®	7.52%	9.92%	—	7.64	0.75
American Funds 2055 Target Date Retirement Fund®	7.66	9.96	9.68%	9.80	0.73
American Funds 2050 Target Date Retirement Fund®	7.66	9.95	9.68	6.75	0.72
American Funds 2045 Target Date Retirement Fund®	7.35	9.83	9.63	6.71	0.72
American Funds 2040 Target Date Retirement Fund®	7.21	9.67	9.54	6.64	0.71
American Funds 2035 Target Date Retirement Fund®	6.61	9.32	9.33	6.49	0.70
American Funds 2030 Target Date Retirement Fund®	5.01	8.31	8.83	6.15	0.69
American Funds 2025 Target Date Retirement Fund®	4.25	7.26	8.10	5.60	0.67
American Funds 2020 Target Date Retirement Fund®	1.92	6.14	6.98	4.89	0.65
American Funds 2015 Target Date Retirement Fund®	0.91	5.51	6.25	4.56	0.63
American Funds 2010 Target Date Retirement Fund®	0.61	5.16	5.74	4.28	0.64

*	Since February 1, 2007, for all funds except 2065 Fund, which commenced operations on March 27, 2020, 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010. Lifetime return for 2065 Fund is cumulative since its inception.

†	The net expense ratio for American Funds 2065 Target Date Retirement Fund was 0.80% as of the series prospectus dated January 1, 2021 (unaudited).

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for 2065 Fund. This reimbursement will be in effect through at least January 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
5	The value of a $10,000 investment
8	Investment approach for American Funds Target Date Retirement Series
9	Investment portfolios
33	Financial statements
110	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for American Funds Target Date Retirement Series, for the fiscal year ended October 31, 2020.

All 11 of the funds with full-year results experienced positive returns, led by the 2050 fund’s 9.36% return. Nine of those 11 funds exceeded their respective S&P Target Date Through Index (as shown in the table on page 4). The 2065 fund, which began operations on March 27, 2020, outpaced its benchmark index (the S&P Target Date Through 2060+ Index) over its lifetime. We continue to maintain a long-term perspective regarding the series’ results – balancing investors’ need to build wealth with the need to preserve it near and during retirement. Although comparisons with indexes can provide insights, we believe a comparison of absolute returns should be accompanied by an analysis of risk to fully assess whether a target date series is meeting its objectives.

About the series

American Funds Target Date Retirement Series was created by the American Funds Portfolio Oversight Committee (“the Committee”), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selected a mix of individual American Funds, employing an objective-based framework supported by rigorous analysis. The Committee frequently monitors each fund in the series. The mix of funds focuses on growth while retirement is at a distance and becomes more income-oriented near and during retirement. This gradual shift over the course of time is referred to as the “glide path.” This strategic approach and use of broadly diversified funds have helped the series weather challenging market environments.

Effective January 1, 2020, the Portfolio Oversight Committee (POC) was split into two distinct teams, one of which – the Target Date Solutions Committee –oversees American Funds Target Date Retirement Series. The Target Date Solutions Committee includes prior POC members Joanna F. Jonsson, James B. Lovelace, Wesley Phoa and Brad Vogt, and additional portfolio managers Michelle Black, David Hoag and Samir Mathur.

The economy

It would be difficult to find a news article or commentary about the year 2020 that does not include the word “unprecedented” as a descriptor. So, first, we acknowledge that this year has presented the world with challenges on a scale not seen in recent history. The global pandemic created chaos and hardships. Civil unrest fostered a sense of danger and loss of control. The political landscape was volatile and more rancorous than usual. There was plenty of general uncertainty.

As a result of precautions taken to deal with the COVID-19 pandemic, this past March saw a near-total shutdown of the nation. To help prop up the battered economy, which had been doing fairly well until that point, the government passed the largest stimulus bill in U.S. history (a $2 trillion relief package). For its part, the Federal Reserve expanded its balance sheet from $4.3 trillion in mid-March to

American Funds Target Date Retirement Series	1

$7.2 trillion in early June. In the period that followed, parts of the economy began to reopen and signs of recovery became evident. Strong GDP numbers in the third quarter represented about a two-thirds recovery of those first-quarter losses.

To date, while the course of the pandemic remains uncertain, there are signs of life in the economy. Some important points should be kept in mind: This year, the U.S. economy experienced a contraction of a magnitude not seen since the Great Depression. However, this sits in stark contrast to the strength of some parts of the stock market, which have surged during this time. While it may be tempting to contrast a healthy stock market with the fact that many people are suffering financially, physically and emotionally, we think it’s important to acknowledge that markets are not an index of general social well-being. Equity indexes are not rigidly connected to the state of the world or peoples’ lives. Finally, investors are usually encouraged to look at the big picture, but in such an unusual environment, this becomes more difficult. We can be cautiously optimistic about the future and, based on past recoveries, have reason to hope 2020 will be a bleak period to look back on from much brighter circumstances.

The stock market

This year, it became more difficult than usual to group stocks and companies and to frame a big picture that would help us understand this environment. Stock selection came increasingly into focus for investors. Our approach is always to closely scrutinize each company and investment and this year it had to be that much more granular – that is, deciding to “buy tech” was not enough. With a slow and erratic recovery, there was time for investment managers to make decisions based on fundamental research. That said, macro factors were at play in some sectors: Notably, an oil price war between Russia and Saudi Arabia sent oil prices and energy stocks plummeting.

For the most part, however, the reporting period saw extraordinary growth among larger U.S. companies within major indexes. Tesla shares gained 392%. Apple became the first U.S. company with a market capitalization of $2 trillion, only two years after surpassing the $1 trillion milestone. Like several other large tech companies, Apple benefited from robust online sales and strong demand while consumers sheltered at home. Amazon, Alphabet and Facebook also outpaced the broader market and touched record highs.

By the end of the reporting period, global stocks had posted a second consecutive quarter of strong gains following the earlier selloff. Both developed and emerging markets rose, supported by massive government stimulus measures and investor optimism for a global economic recovery. Businesses reopened, and consumers adapted to new guidelines affecting work, commerce and recreation. Many trends evident since March continued, with growth stocks meaningfully outpacing value stocks, U.S. equity markets leading their non-U.S. peers and dividend-paying equities significantly lagging low- and non-yielding securities. For funds of funds, dividend-oriented strategies did not display the buoyancy in this recession that they have in past equity bear markets. Some dividend-paying stocks that had been quite resilient in the past were negatively impacted by the demand shock from pandemic-related public health measures.

While additional COVID-19 outbreaks sent markets somewhat lower in September, the broad equity market, led by technology stocks, completed a full reversal of the bear market’s steep losses: Between March 23 and September 2, the Standard & Poor’s 500 Composite Index soared over 61%.

The bond market

We believe that different types of fixed income investments play different roles in investor portfolios. Bond funds should provide diversity from equities, capital preservation, income, and inflation protection. U.S. bonds have done this very successfully in 2020.

Bond returns in the first calendar quarter were mixed, with U.S. Treasuries rallying 8% as demand soared for perceived safe-haven assets. Investment-grade (bonds rated BBB/Baa and above) and high-yield corporate bond returns fell 4% and 13%, respectively. In late March, the Fed cut interest rates to near zero and purchased assets aggressively, including, for the first time, corporate bonds. The European Central Bank also launched a bond-buying program to ease fears and provide a backstop.

By the third calendar quarter, U.S. bond markets continued modest gains, as investment-grade corporate and high-yield debt more than recovered their first-quarter losses. Government bond returns were modest as demand for safety waned. The Fed left rates unchanged and maintained existing commitments to provide sustained stimulus as virus cases continued to increase into the fall.

The Bloomberg Barclays U.S. Aggregate Index gained less than 1% for the third calendar quarter but was up over 6% year

2	American Funds Target Date Retirement Series

to date. High-yield and emerging market debt benefited from investors’ increased appetite for risk during the third quarter.

Inside the series

Over their respective lifetimes, nine of the 12 funds beat their S&P benchmarks. Over the fiscal year, all funds outpaced their S&P benchmarks except for the 2010 and 2015 funds. Those two funds heavily emphasize dividend-paying stocks, which were out of favor in the fiscal year. The series invests more heavily in dividend-paying stocks near retirement because we believe dividend payers tend to be less volatile than stocks that pay no dividends. As a result, we believe that dividend-paying stocks are appropriate for older investors who are seeking income and a less-volatile source of potential capital appreciation.

Over the fiscal year, underlying growth funds generally outpaced their prospectus indexes, including EuroPacific Growth Fund®, New Perspective Fund®, New Economy Fund®, The Growth Fund of America® and SMALLCAP World Fund®. The series’ underlying growth-and-income funds mostly trailed their indexes as investors eschewed more dividend-oriented sectors. Seven of the series’ eight underlying bond funds outpaced their prospectus indexes (American High-Income Trust® was the exception).

Moving forward

As we have clearly seen this year, our emphasis and reliance on multiple perspectives is more important than ever. With different sectors of the markets performing with such disparity, our system of investing — The Capital SystemSM — has become ever more critical. We intentionally emphasize multiple, diverse perspectives within the portfolio management teams of our underlying funds, with each manager controlling a slice of the overall portfolio. In this way, no one person drives all investment decision-making, and the portfolios reflect a variety of experiences and ideas.

As we continue to press forward, we are right there, with you. The next year will be filled with challenges, some extraordinary, some expected. Although the timing is uncertain, we are anticipating a vaccine, which will have to be tested, approved and distributed sufficiently to be effective. The U.S. political landscape will have shifted. Markets will continue to react. All that considered, we believe that, as always, the markets ultimately will rebalance and the economy will recover. We continue to encourage you to take a long-term view on investing.

As always, we thank you for your trust in our efforts and look forward to reporting to you in the next year.

Cordially,

Bradley J. Vogt
President

December 11, 2020

For current information about the series, visit capitalgroup.com.

American Funds Target Date Retirement Series	3

Results at a glance

For periods ended October 31, 2020, with all distributions reinvested for Class A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund	—	—	—	26.60%[1,5]
Standard & Poor’s Target Date Through 2060+ Index	—	—	—	25.70	[1,5]
Lipper Mixed-Asset Target 2060+ Funds Index	—	—	—	26.88	[1,4,5]

American Funds 2060 Target Date Retirement Fund	9.25%	9.34%	—	8.25	[2]
Standard & Poor’s Target Date Through 2060+ Index	3.42	7.99	—	6.82	[2]
Lipper Mixed-Asset Target 2060 Funds Index	6.50	8.09	—	7.13	[2,4]

American Funds 2055 Target Date Retirement Fund	9.27	9.38	9.72	10.10	[3]
Standard & Poor’s Target Date Through 2055 Index	3.33	7.94	9.00	9.40	[3]
Lipper Mixed-Asset Target 2055 Funds Index	6.58	8.43	8.62	9.29	[3,4]

American Funds 2050 Target Date Retirement Fund	9.36	9.38	9.73	7.00
Standard & Poor’s Target Date Through 2050 Index	3.37	7.94	8.98	5.99
Lipper Mixed-Asset Target 2050 Funds Index	5.84	8.12	8.40	5.23	[4]

American Funds 2045 Target Date Retirement Fund	9.14	9.29	9.68	6.96
Standard & Poor’s Target Date Through 2045 Index	3.35	7.85	8.88	5.92
Lipper Mixed-Asset Target 2045 Funds Index	6.54	8.24	8.62	5.59	[4]

American Funds 2040 Target Date Retirement Fund	9.02	9.13	9.58	6.90
Standard & Poor’s Target Date Through 2040 Index	3.33	7.74	8.80	5.94
Lipper Mixed-Asset Target 2040 Funds Index	6.24	7.98	8.18	5.34

American Funds 2035 Target Date Retirement Fund	8.72	8.83	9.40	6.76
Standard & Poor’s Target Date Through 2035 Index	3.51	7.55	8.60	5.86
Lipper Mixed-Asset Target 2035 Funds Index	6.31	7.86	8.15	5.38	[4]

American Funds 2030 Target Date Retirement Fund	7.61	7.93	8.91	6.43
Standard & Poor’s Target Date Through 2030 Index	3.74	7.26	8.31	5.76
Lipper Mixed-Asset Target 2030 Funds Index	7.10	7.52	7.68	5.24

American Funds 2025 Target Date Retirement Fund	7.23	7.12	8.24	5.89
Standard & Poor’s Target Date Through 2025 Index	4.18	6.91	7.92	5.57
Lipper Mixed-Asset Target 2025 Funds Index	7.10	7.00	7.21	4.85	[4]

American Funds 2020 Target Date Retirement Fund	5.41	6.14	7.18	5.20
Standard & Poor’s Target Date Through 2020 Index	4.63	6.57	7.43	5.34
Lipper Mixed-Asset Target 2020 Funds Index	5.19	6.02	6.35	4.84

American Funds 2015 Target Date Retirement Fund	4.40	5.65	6.48	4.87
Standard & Poor’s Target Date Through 2015 Index	5.03	6.21	6.88	5.25
Lipper Mixed-Asset Target 2015 Funds Index	5.14	5.81	5.76	4.54

American Funds 2010 Target Date Retirement Fund	4.31	5.35	6.01	4.61
Standard & Poor’s Target Date Through 2010 Index	5.15	5.72	6.21	5.03
Lipper Mixed-Asset Target 2010 Funds Index	7.57	6.04	5.71	4.68
Standard & Poor’s 500 Composite Index	9.71	11.71	13.01	8.37
MSCI All Country World Index (ACWI) ex USA	–2.61	4.26	3.43	2.09
Bloomberg Barclays U.S. Aggregate Index	6.19	4.08	3.55	4.51

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent fiscal year-end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.
[4]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.
[5]	Fund and index returns are cumulative.

4	American Funds Target Date Retirement Series

The value of a $10,000 investment

(for periods ended October 31, 2020, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on a hypothetical $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

2065 Fund

Cumulative total return3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

Lifetime (since 3/27/20)

Class A shares	19.32%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2060 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 3/27/15)

Class A shares	2.99%	8.05%	7.11%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	2.99%	8.09%	9.07%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	3.07%	8.09%	9.08%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

See footnotes on page 7.

American Funds Target Date Retirement Series	5

2045 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	2.85%	8.01%	9.03%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	2.76%	7.85%	8.94%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	2.45%	7.55%	8.75%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	1.41%	6.65%	8.27%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

6	American Funds Target Date Retirement Series

2025 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	1.04%	5.85%	7.61%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2020 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	–0.69%	4.90%	6.54%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	–1.59%	4.39%	5.85%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2020)*

	1 year	5 years	10 years

Class A shares	–1.70%	4.11%	5.39%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[3]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Target Date Retirement Series	7

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 9 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2020. Allocation percentages and underlying funds are subject to the Target Date Solutions Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.
•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.
•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee frequently monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2021, and are subject to the oversight committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

8	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	86,087	$3,048
New Perspective Fund, Class R-6	58,186	3,048
SMALLCAP World Fund, Inc., Class R-6	45,221	3,048
The Growth Fund of America, Class R-6	51,345	3,048
EuroPacific Growth Fund, Class R-6	30,307	1,742
New World Fund, Inc., Class R-6	23,514	1,742
The New Economy Fund, Class R-6	33,348	1,742
		17,418

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	88,077	3,920
The Investment Company of America, Class R-6	100,731	3,919
American Mutual Fund, Class R-6	86,705	3,484
Fundamental Investors, Class R-6	58,414	3,484
Capital World Growth and Income Fund, Class R-6	60,074	3,048
International Growth and Income Fund, Class R-6	55,632	1,741
		19,596

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	76,664	2,174
American Funds Global Balanced Fund, Class R-6	64,784	2,174
		4,348

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	147,855	2,201

Total investment securities 100% (cost: $42,294,000)		43,563
Other assets less liabilities 0%		(12)

Net assets 100%		$43,551

American Funds Target Date Retirement Series	9

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
AMCAP Fund, Class R-6	$—	$3,289	$304	$(10)	$73	$3,048	$—	$19
New Perspective Fund, Class R-6	—	3,167	306	(11)	198	3,048	—	—
SMALLCAP World Fund, Inc., Class R-6	—	3,124	314	(6)	244	3,048	—	—
The Growth Fund of America, Class R-6	—	3,186	319	(10)	191	3,048	—	—
EuroPacific Growth Fund, Class R-6	—	1,792	162	(5)	117	1,742	—	—
New World Fund, Inc., Class R-6	—	1,781	157	(6)	124	1,742	—	—
The New Economy Fund, Class R-6	—	1,776	163	(4)	133	1,742	—	—
						17,418
Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	—	4,406	483	(12)	9	3,920	25	—
The Investment Company of America, Class R-6	—	4,279	407	(14)	61	3,919	22	4
American Mutual Fund, Class R-6	—	3,955	431	(12)	(28)	3,484	24	—
Fundamental Investors, Class R-6	—	3,801	366	(12)	61	3,484	15	17
Capital World Growth and Income Fund, Class R-6	—	3,286	300	(11)	73	3,048	17	—
International Growth and Income Fund, Class R-6	—	1,933	186	(7)	1	1,741	11	—
						19,596
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	—	2,428	257	(5)	8	2,174	11	3
American Funds Global Balanced Fund, Class R-6	—	2,412	239	(7)	8	2,174	12	—
						4,348
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	—	2,524	318	(1)	(4)	2,201	7	—
Total 100%				$(133)	$1,269	$43,563	$144	$43

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	6,479,863	$229,452
New Perspective Fund, Class R-6	4,379,690	229,452
The Growth Fund of America, Class R-6	3,864,779	229,452
SMALLCAP World Fund, Inc., Class R-6	3,403,559	229,434
New World Fund, Inc., Class R-6	1,784,471	132,158
EuroPacific Growth Fund, Class R-6	2,295,607	131,906
The New Economy Fund, Class R-6	2,516,149	131,393
		1,313,247

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	6,657,772	296,272
The Investment Company of America, Class R-6	7,592,833	295,437
American Mutual Fund, Class R-6	6,554,066	263,342
Fundamental Investors, Class R-6	4,401,101	262,482
Capital World Growth and Income Fund, Class R-6	4,523,816	229,539
International Growth and Income Fund, Class R-6	4,179,240	130,810
		1,477,882

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	5,858,023	166,133
American Funds Global Balanced Fund, Class R-6	4,950,299	166,132
		332,265

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	11,561,557	172,151

Total investment securities 100% (cost: $3,062,550,000)		3,295,545
Other assets less liabilities 0%		(744)

Net assets 100%		$3,294,801

American Funds Target Date Retirement Series	11

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
AMCAP Fund, Class R-6	$140,887	$76,177	$3,040	$866	$14,562	$229,452	$1,190	$9,061
New Perspective Fund, Class R-6	140,908	62,910	3,135	1,063	27,706	229,452	2,004	4,058
The Growth Fund of America, Class R-6	140,887	59,523	3,153	1,012	31,183	229,452	1,562	9,425
SMALLCAP World Fund, Inc., Class R-6	140,891	57,314	4,845	1,126	34,948	229,434	—	6,326
New World Fund, Inc., Class R-6	80,614	42,731	1,738	595	9,956	132,158	1,248	2,263
EuroPacific Growth Fund, Class R-6	80,576	43,111	1,812	551	9,480	131,906	1,087	1,533
The New Economy Fund, Class R-6	80,576	35,805	1,869	574	16,307	131,393	533	5,856
						1,313,247
Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	181,208	127,086	3,931	1,131	(9,222)	296,272	5,396	6,026
The Investment Company of America, Class R-6	181,195	112,904	3,907	1,057	4,188	295,437	5,294	9,032
American Mutual Fund, Class R-6	161,065	116,202	3,500	891	(11,316)	263,342	5,170	4,761
Fundamental Investors, Class R-6	161,066	104,055	3,462	979	(156)	262,482	3,880	11,449
Capital World Growth and Income Fund, Class R-6	140,933	84,527	3,039	824	6,294	229,539	3,394	1,187
International Growth and Income Fund, Class R-6	80,545	57,616	1,756	475	(6,070)	130,810	2,352	—
						1,477,882
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	100,656	66,402	2,196	397	874	166,133	2,853	2,683
American Funds Global Balanced Fund, Class R-6	100,800	65,185	2,202	413	1,936	166,132	2,335	—
						332,265
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	101,403	92,436	29,606	2,204	5,714	172,151	2,059	1,229
Total 100%				$14,158	$136,384	$3,295,545	$40,357	$74,889

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

12	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	8,454,422	$569,913
AMCAP Fund, Class R-6	15,671,261	554,919
The Growth Fund of America, Class R-6	9,327,516	553,775
New Perspective Fund, Class R-6	10,569,884	553,756
The New Economy Fund, Class R-6	6,158,390	321,591
New World Fund, Inc., Class R-6	4,336,512	321,162
EuroPacific Growth Fund, Class R-6	5,569,619	320,030
		3,195,146

Growth-and-income funds 45%
The Investment Company of America, Class R-6	18,491,049	719,487
Washington Mutual Investors Fund, Class R-6	16,168,241	719,487
Fundamental Investors, Class R-6	10,718,219	639,235
American Mutual Fund, Class R-6	15,909,272	639,234
Capital World Growth and Income Fund, Class R-6	11,051,950	560,776
International Growth and Income Fund, Class R-6	10,169,948	318,319
		3,596,538

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	12,108,327	406,355
American Balanced Fund, Class R-6	14,322,531	406,187
		812,542

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	28,273,332	420,990

Total investment securities 100% (cost: $7,281,392,000)		8,025,216
Other assets less liabilities 0%		(1,765)

Net assets 100%		$8,023,451

American Funds Target Date Retirement Series	13

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
SMALLCAP World Fund, Inc., Class R-6	$409,571	$97,468	$27,839	$3,123	$87,590	$569,913	$—	$17,964
AMCAP Fund, Class R-6	409,635	112,593	5,198	2,281	35,608	554,919	3,382	24,693
The Growth Fund of America, Class R-6	410,556	69,267	6,722	2,455	78,219	553,775	4,438	26,782
New Perspective Fund, Class R-6	410,627	78,059	6,189	2,330	68,929	553,756	5,690	11,523
The New Economy Fund, Class R-6	234,460	48,545	2,939	1,431	40,094	321,591	1,523	16,716
New World Fund, Inc., Class R-6	233,989	67,335	3,666	1,114	22,390	321,162	3,553	6,440
EuroPacific Growth Fund, Class R-6	233,979	67,291	4,216	972	22,004	320,030	3,095	4,364
						3,195,146
Growth-and-income funds 45%
The Investment Company of America, Class R-6	526,692	191,322	7,318	1,935	6,856	719,487	13,962	25,445
Washington Mutual Investors Fund, Class R-6	526,659	226,863	7,441	2,545	(29,139)	719,487	14,061	17,118
Fundamental Investors, Class R-6	468,097	180,435	6,187	2,338	(5,448)	639,235	10,253	31,537
American Mutual Fund, Class R-6	468,097	209,021	6,324	2,234	(33,794)	639,234	13,549	13,544
Capital World Growth and Income Fund, Class R-6	409,564	143,963	7,282	1,698	12,833	560,776	8,817	3,382
International Growth and Income Fund, Class R-6	234,164	106,214	4,819	638	(17,878)	318,319	6,074	—
						3,596,538
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	292,950	124,763	15,396	(1,423)	5,461	406,355	6,126	—
American Balanced Fund, Class R-6	292,544	129,106	16,835	(821)	2,193	406,187	7,595	7,392
						812,542
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	294,592	198,758	93,819	5,061	16,398	420,990	5,431	3,483
Total 100%				$27,911	$312,316	$8,025,216	$107,549	$210,383

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

14	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	14,726,962	$992,745
The Growth Fund of America, Class R-6	16,371,120	971,953
New Perspective Fund, Class R-6	18,415,303	964,778
AMCAP Fund, Class R-6	25,698,715	909,992
The New Economy Fund, Class R-6	10,684,319	557,935
New World Fund, Inc., Class R-6	7,333,026	543,084
EuroPacific Growth Fund, Class R-6	9,426,577	541,651
		5,482,138

Growth-and-income funds 44%
The Investment Company of America, Class R-6	30,821,100	1,199,249
Washington Mutual Investors Fund, Class R-6	26,949,416	1,199,249
Fundamental Investors, Class R-6	17,811,437	1,062,274
American Mutual Fund, Class R-6	26,435,158	1,062,165
Capital World Growth and Income Fund, Class R-6	18,324,250	929,772
International Growth and Income Fund, Class R-6	17,305,052	541,648
		5,994,357

Equity-income and Balanced funds 11%
American Balanced Fund, Class R-6	25,348,538	718,884
American Funds Global Balanced Fund, Class R-6	20,595,015	691,169
Capital Income Builder, Class R-6	922,948	52,156
The Income Fund of America, Class R-6	2,435,787	52,150
		1,514,359

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	47,457,235	706,638

Total investment securities 100% (cost: $12,203,884,000)		13,697,492
Other assets less liabilities 0%		(2,976)

Net assets 100%		$13,694,516

American Funds Target Date Retirement Series	15

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
SMALLCAP World Fund, Inc., Class R-6	$753,616	$146,979	$66,257	$11,322	$147,085	$992,745	$—	$32,713
The Growth Fund of America, Class R-6	755,979	94,031	19,786	10,120	131,609	971,953	8,102	48,891
New Perspective Fund, Class R-6	755,808	100,717	17,766	9,980	116,039	964,778	10,380	21,021
AMCAP Fund, Class R-6	754,088	103,578	17,030	10,182	59,174	909,992	6,174	44,697
The New Economy Fund, Class R-6	430,962	64,769	10,360	6,058	66,506	557,935	2,773	30,439
New World Fund, Inc., Class R-6	430,798	82,662	11,064	4,073	36,615	543,084	6,470	11,729
EuroPacific Growth Fund, Class R-6	431,937	80,820	10,833	3,817	35,910	541,651	5,642	7,956
						5,482,138
Growth-and-income funds 44%
The Investment Company of America, Class R-6	968,870	239,510	22,663	9,047	4,485	1,199,249	24,636	46,224
Washington Mutual Investors Fund, Class R-6	969,062	304,646	23,231	11,211	(62,439)	1,199,249	24,497	31,209
Fundamental Investors, Class R-6	861,290	229,994	20,055	10,143	(19,098)	1,062,274	18,019	56,697
American Mutual Fund, Class R-6	861,290	277,666	19,231	9,985	(67,545)	1,062,165	23,699	24,703
Capital World Growth and Income Fund, Class R-6	753,426	171,464	16,810	6,804	14,888	929,772	15,370	6,178
International Growth and Income Fund, Class R-6	430,952	153,569	10,489	2,671	(35,055)	541,648	10,710	—
						5,994,357
Equity-income and Balanced funds 11%
American Balanced Fund, Class R-6	538,310	218,489	39,850	1,262	673	718,884	13,626	13,365
American Funds Global Balanced Fund, Class R-6	539,036	183,859	38,114	(2,663)	9,051	691,169	10,791	—
Capital Income Builder, Class R-6	—	54,760	505	55	(2,154)	52,156	623	—
The Income Fund of America, Class R-6	—	53,595	507	67	(1,005)	52,150	557	—
						1,514,359
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	541,770	303,254	176,608	9,259	28,963	706,638	9,516	6,342
Total 100%				$113,393	$463,702	$13,697,492	$191,585	$382,164

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

16	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 41%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	17,912,094	$1,207,454
The Growth Fund of America, Class R-6	19,573,133	1,162,057
New Perspective Fund, Class R-6	21,979,792	1,151,521
AMCAP Fund, Class R-6	30,746,569	1,088,736
The New Economy Fund, Class R-6	12,734,392	664,990
New World Fund, Inc., Class R-6	8,743,982	647,579
EuroPacific Growth Fund, Class R-6	11,235,319	645,582
		6,567,919

Growth-and-income funds 38%
Washington Mutual Investors Fund, Class R-6	28,611,286	1,273,202
The Investment Company of America, Class R-6	31,897,660	1,241,138
American Mutual Fund, Class R-6	26,880,616	1,080,063
Fundamental Investors, Class R-6	18,109,711	1,080,063
Capital World Growth and Income Fund, Class R-6	18,167,406	921,814
International Growth and Income Fund, Class R-6	19,080,368	597,216
		6,193,496

Equity-income and Balanced funds 16%
American Balanced Fund, Class R-6	33,993,086	964,044
American Funds Global Balanced Fund, Class R-6	24,842,852	833,726
Capital Income Builder, Class R-6	6,634,610	374,922
The Income Fund of America, Class R-6	17,509,653	374,882
		2,547,574

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	52,782,590	785,933

Total investment securities 100% (cost: $14,301,281,000)		16,094,922
Other assets less liabilities 0%		(3,540)

Net assets 100%		$16,091,382

American Funds Target Date Retirement Series	17

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41%
SMALLCAP World Fund, Inc., Class R-6	$900,590	$169,028	$51,928	$9,907	$179,857	$1,207,454	$—	$38,998
The Growth Fund of America, Class R-6	903,128	106,351	16,201	8,581	160,198	1,162,057	9,658	58,282
New Perspective Fund, Class R-6	903,209	114,417	16,070	8,707	141,258	1,151,521	12,372	25,054
AMCAP Fund, Class R-6	900,212	120,936	15,346	8,638	74,296	1,088,736	7,360	53,242
The New Economy Fund, Class R-6	515,289	72,604	8,634	5,249	80,482	664,990	3,315	36,388
New World Fund, Inc., Class R-6	514,854	92,629	8,205	3,503	44,798	647,579	7,734	14,020
EuroPacific Growth Fund, Class R-6	515,922	90,701	8,427	3,317	44,069	645,582	6,738	9,502
						6,567,919
Growth-and-income funds 38%
Washington Mutual Investors Fund, Class R-6	1,027,706	315,828	16,416	8,798	(62,714)	1,273,202	25,926	33,074
The Investment Company of America, Class R-6	1,028,110	216,177	17,489	7,126	7,214	1,241,138	25,857	48,982
American Mutual Fund, Class R-6	899,053	255,251	14,467	7,513	(67,287)	1,080,063	24,425	25,774
Fundamental Investors, Class R-6	899,202	204,673	14,720	7,761	(16,853)	1,080,063	18,661	59,040
Capital World Growth and Income Fund, Class R-6	770,936	141,942	12,777	5,392	16,321	921,814	15,508	6,321
International Growth and Income Fund, Class R-6	514,281	132,282	10,716	2,145	(40,776)	597,216	12,373	—
						6,193,496
Equity-income and Balanced funds 16%
American Balanced Fund, Class R-6	771,474	239,335	49,259	(511)	3,005	964,044	19,190	19,050
American Funds Global Balanced Fund, Class R-6	643,695	222,221	40,414	(3,551)	11,775	833,726	12,952	—
Capital Income Builder, Class R-6	256,944	157,408	9,833	(749)	(28,848)	374,922	11,636	2,588
The Income Fund of America, Class R-6	256,358	148,115	7,553	(189)	(21,849)	374,882	11,032	5,827
						2,547,574
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	645,094	296,856	201,260	10,219	35,024	785,933	11,112	7,558
Total 100%				$91,856	$559,970	$16,094,922	$235,849	$443,700

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

18	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 41%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	22,688,674	$1,529,443
The Growth Fund of America, Class R-6	25,471,606	1,512,249
New Perspective Fund, Class R-6	28,856,694	1,511,802
AMCAP Fund, Class R-6	40,164,983	1,422,242
The New Economy Fund, Class R-6	16,421,708	857,542
EuroPacific Growth Fund, Class R-6	14,674,532	843,199
New World Fund, Inc., Class R-6	11,357,745	841,155
		8,517,632

Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	36,748,497	1,635,308
The Investment Company of America, Class R-6	36,673,746	1,426,975
American Mutual Fund, Class R-6	30,334,482	1,218,839
Fundamental Investors, Class R-6	20,433,313	1,218,643
Capital World Growth and Income Fund, Class R-6	19,964,285	1,012,988
International Growth and Income Fund, Class R-6	18,966,289	593,645
		7,106,398

Equity-income and Balanced funds 19%
American Funds Global Balanced Fund, Class R-6	36,588,237	1,227,901
American Balanced Fund, Class R-6	43,268,312	1,227,090
Capital Income Builder, Class R-6	14,168,345	800,653
The Income Fund of America, Class R-6	37,392,610	800,576
		4,056,220

Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	76,053,808	1,132,441
American Funds Inflation Linked Bond Fund, Class R-6	1,853,521	20,574
		1,153,015

Total investment securities 100% (cost: $18,364,735,000)		20,833,265
Other assets less liabilities 0%		(2,783)

Net assets 100%		$20,830,482

American Funds Target Date Retirement Series	19

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41%
SMALLCAP World Fund, Inc., Class R-6	$1,217,872	$175,857	$107,579	$22,493	$220,800	$1,529,443	$—	$52,285
The Growth Fund of America, Class R-6	1,221,595	112,390	42,349	20,080	200,533	1,512,249	12,973	78,290
New Perspective Fund, Class R-6	1,221,137	128,951	36,424	19,791	178,347	1,511,802	16,606	33,629
AMCAP Fund, Class R-6	1,217,691	128,478	34,870	19,357	91,586	1,422,242	9,918	71,245
The New Economy Fund, Class R-6	696,946	72,399	19,765	11,539	96,423	857,542	4,439	48,736
EuroPacific Growth Fund, Class R-6	699,420	101,301	19,522	7,529	54,471	843,199	9,020	12,720
New World Fund, Inc., Class R-6	695,668	99,958	19,310	8,044	56,795	841,155	10,352	18,765
						8,517,632
Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	1,386,391	360,634	39,597	18,944	(91,064)	1,635,308	34,196	44,351
The Investment Company of America, Class R-6	1,212,683	234,078	36,842	13,745	3,311	1,426,975	30,166	57,551
American Mutual Fund, Class R-6	1,038,366	278,051	28,297	14,382	(83,663)	1,218,839	27,776	29,604
Fundamental Investors, Class R-6	1,042,058	218,450	31,605	15,050	(25,310)	1,218,643	21,338	68,019
Capital World Growth and Income Fund, Class R-6	870,587	141,881	23,960	9,872	14,608	1,012,988	17,245	7,084
International Growth and Income Fund, Class R-6	527,420	125,690	18,196	3,550	(44,819)	593,645	12,354	—
						7,106,398
Equity-income and Balanced funds 19%
American Funds Global Balanced Fund, Class R-6	1,043,448	250,714	78,500	(4,312)	16,551	1,227,901	20,163	—
American Balanced Fund, Class R-6	1,042,694	260,996	79,487	3,991	(1,104)	1,227,090	25,317	25,388
Capital Income Builder, Class R-6	695,239	212,356	34,853	(2,189)	(69,900)	800,653	28,769	6,947
The Income Fund of America, Class R-6	693,614	193,805	29,916	(949)	(55,978)	800,576	27,392	15,643
						4,056,220
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	871,858	483,976	285,222	14,858	46,971	1,132,441	15,324	10,135
American Funds Inflation Linked Bond Fund, Class R-6	—	22,428	4,044	201	1,989	20,574	—	—
						1,153,015
Total 100%				$195,976	$610,547	$20,833,265	$323,348	$580,392

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

20	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 33%	Shares	Value (000)
New Perspective Fund, Class R-6	30,516,303	$1,598,749
The Growth Fund of America, Class R-6	23,017,250	1,366,534
SMALLCAP World Fund, Inc., Class R-6	19,706,301	1,328,402
AMCAP Fund, Class R-6	37,457,332	1,326,364
EuroPacific Growth Fund, Class R-6	16,016,268	920,295
New World Fund, Inc., Class R-6	8,692,199	643,744
The New Economy Fund, Class R-6	11,759,534	614,083
		7,798,171

Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	42,187,384	1,877,338
The Investment Company of America, Class R-6	42,168,176	1,640,764
Fundamental Investors, Class R-6	23,672,056	1,411,801
American Mutual Fund, Class R-6	34,882,779	1,401,590
Capital World Growth and Income Fund, Class R-6	23,141,798	1,174,215
International Growth and Income Fund, Class R-6	22,266,825	696,952
		8,202,660

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	50,246,392	1,424,988
American Funds Global Balanced Fund, Class R-6	42,460,316	1,424,968
Capital Income Builder, Class R-6	16,590,535	937,531
The Income Fund of America, Class R-6	43,784,714	937,431
		4,724,918

Fixed income funds 13%
U.S. Government Securities Fund, Class R-6	129,656,532	1,930,586
American Funds Inflation Linked Bond Fund, Class R-6	52,105,599	578,372
American Funds Mortgage Fund, Class R-6	21,914,751	232,077
Capital World Bond Fund, Class R-6	10,953,629	230,026
Intermediate Bond Fund of America, Class R-6	12,836,463	182,150
		3,153,211

Total investment securities 100% (cost: $21,199,954,000)		23,878,960
Other assets less liabilities 0%		(5,392)

Net assets 100%		$23,873,568

American Funds Target Date Retirement Series	21

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
New Perspective Fund, Class R-6	$1,399,612	$146,023	$171,668	$26,491	$198,291	$1,598,749	$19,094	$38,667
The Growth Fund of America, Class R-6	1,199,573	130,978	176,855	24,070	188,768	1,366,534	12,759	76,999
SMALLCAP World Fund, Inc., Class R-6	1,196,128	147,939	240,861	25,963	199,233	1,328,402	—	51,332
AMCAP Fund, Class R-6	1,196,883	137,577	118,969	14,263	96,610	1,326,364	9,739	70,128
EuroPacific Growth Fund, Class R-6	801,661	115,513	71,698	2,751	72,068	920,295	10,384	14,644
New World Fund, Inc., Class R-6	602,189	77,590	89,857	6,811	47,011	643,744	8,934	16,195
The New Economy Fund, Class R-6	597,929	54,012	119,950	10,115	71,977	614,083	3,830	42,042
						7,798,171
Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	1,588,479	401,546	32,409	14,190	(94,468)	1,877,338	39,527	50,714
The Investment Company of America, Class R-6	1,389,565	255,901	28,136	10,412	13,022	1,640,764	34,883	66,023
Fundamental Investors, Class R-6	1,200,799	241,062	21,464	11,729	(20,325)	1,411,801	24,671	78,257
American Mutual Fund, Class R-6	1,181,809	317,320	21,635	10,765	(86,669)	1,401,590	32,037	33,870
Capital World Growth and Income Fund, Class R-6	999,938	160,864	18,339	7,224	24,528	1,174,215	20,005	8,125
International Growth and Income Fund, Class R-6	601,660	157,404	17,155	2,630	(47,587)	696,952	14,344	—
						8,202,660
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	1,194,299	280,382	56,470	356	6,421	1,424,988	29,026	28,922
American Funds Global Balanced Fund, Class R-6	1,195,999	266,869	54,182	(2,237)	18,519	1,424,968	23,216	—
Capital Income Builder, Class R-6	796,141	237,498	15,028	2,088	(83,168)	937,531	33,116	7,935
The Income Fund of America, Class R-6	794,323	221,574	16,300	2,626	(64,792)	937,431	31,509	17,855
						4,724,918
Fixed income funds 13%
U.S. Government Securities Fund, Class R-6	1,602,733	701,073	482,232	23,394	85,618	1,930,586	27,496	18,570
American Funds Inflation Linked Bond Fund, Class R-6	395,847	240,040	108,725	6,751	44,459	578,372	5,530	—
American Funds Mortgage Fund, Class R-6	—	237,237	7,836	283	2,393	232,077	1,071	—
Capital World Bond Fund, Class R-6	—	229,589	4,687	79	5,045	230,026	1,797	39
Intermediate Bond Fund of America, Class R-6	—	184,277	4,566	138	2,301	182,150	1,029	—
						3,153,211
Total 100%				$200,892	$679,255	$23,878,960	$383,997	$620,317

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

22	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 21%	Shares	Value (000)
New Perspective Fund, Class R-6	30,361,427	$1,590,635
The Growth Fund of America, Class R-6	21,290,483	1,264,016
AMCAP Fund, Class R-6	34,315,016	1,215,094
EuroPacific Growth Fund, Class R-6	16,476,520	946,741
SMALLCAP World Fund, Inc., Class R-6	12,924,474	871,239
New World Fund, Inc., Class R-6	4,054,899	300,306
		6,188,031

Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	50,119,302	2,230,309
The Investment Company of America, Class R-6	52,463,008	2,041,336
Fundamental Investors, Class R-6	29,391,990	1,752,938
American Mutual Fund, Class R-6	40,616,455	1,631,969
Capital World Growth and Income Fund, Class R-6	28,880,267	1,465,385
International Growth and Income Fund, Class R-6	26,260,751	821,961
		9,943,898

Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	57,358,975	1,626,701
American Funds Global Balanced Fund, Class R-6	48,467,809	1,626,580
The Income Fund of America, Class R-6	49,652,046	1,063,050
Capital Income Builder, Class R-6	18,510,279	1,046,016
		5,362,347

Fixed income funds 26%
U.S. Government Securities Fund, Class R-6	131,191,213	1,953,437
Intermediate Bond Fund of America, Class R-6	99,319,506	1,409,344
American Funds Mortgage Fund, Class R-6	133,064,884	1,409,157
Capital World Bond Fund, Class R-6	66,507,821	1,396,664
American Funds Inflation Linked Bond Fund, Class R-6	104,658,559	1,161,710
The Bond Fund of America, Class R-6	14,543,136	203,604
		7,533,916

Total investment securities 100% (cost: $25,984,277,000)		29,028,192
Other assets less liabilities 0%		(5,793)

Net assets 100%		$29,022,399

American Funds Target Date Retirement Series	23

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
New Perspective Fund, Class R-6	$1,209,602	$193,920	$45,256	$18,503	$213,866	$1,590,635	$16,362	$33,134
The Growth Fund of America, Class R-6	965,594	138,338	36,151	14,139	182,096	1,264,016	10,269	61,971
AMCAP Fund, Class R-6	958,874	166,955	19,227	12,525	95,967	1,215,094	7,812	57,578
EuroPacific Growth Fund, Class R-6	705,424	159,143	14,697	6,531	90,340	946,741	9,053	12,768
SMALLCAP World Fund, Inc., Class R-6	755,412	75,184	101,173	19,444	122,372	871,239	—	32,421
New World Fund, Inc., Class R-6	303,343	12,560	28,639	(3,084)	16,126	300,306	4,435	8,039
The New Economy Fund, Class R-6	231,352	17,606	212,371	46,248	(82,835)	—	1,470	16,136
						6,188,031
Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	1,987,375	367,150	38,859	18,974	(104,331)	2,230,309	48,428	62,420
The Investment Company of America, Class R-6	1,740,802	288,373	32,785	14,724	30,222	2,041,336	43,368	82,144
Fundamental Investors, Class R-6	1,503,415	276,083	28,028	16,046	(14,578)	1,752,938	30,723	98,067
American Mutual Fund, Class R-6	1,472,211	269,856	26,520	14,257	(97,835)	1,631,969	39,149	41,535
Capital World Growth and Income Fund, Class R-6	1,250,883	185,859	23,439	10,874	41,208	1,465,385	24,906	9,998
International Growth and Income Fund, Class R-6	749,890	129,468	13,510	3,816	(47,703)	821,961	17,369	—
						9,943,898
Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	1,470,164	166,192	26,095	10,790	5,650	1,626,701	35,268	35,662
American Funds Global Balanced Fund, Class R-6	1,475,970	148,018	26,139	5,304	23,427	1,626,580	28,067	—
The Income Fund of America, Class R-6	979,498	172,626	17,249	3,897	(75,722)	1,063,050	38,121	21,849
Capital Income Builder, Class R-6	978,176	176,793	16,907	2,651	(94,697)	1,046,016	39,677	9,672
						5,362,347
Fixed income funds 26%
U.S. Government Securities Fund, Class R-6	1,735,859	539,888	435,306	16,434	96,562	1,953,437	28,934	19,913
Intermediate Bond Fund of America, Class R-6	982,531	592,102	213,605	4,227	44,089	1,409,344	19,787	9,335
American Funds Mortgage Fund, Class R-6	1,233,077	392,524	270,047	6,632	46,971	1,409,157	20,570	11,545
Capital World Bond Fund, Class R-6	1,232,785	318,889	187,799	(3,518)	36,307	1,396,664	31,795	4,982
American Funds Inflation Linked Bond Fund, Class R-6	980,974	285,850	223,363	14,658	103,591	1,161,710	13,563	—
The Bond Fund of America, Class R-6	—	201,640	1,554	116	3,402	203,604	1,650	—
						7,533,916
Total 100%				$254,188	$634,495	$29,028,192	$510,776	$629,169

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 14%	Shares	Value (000)
New Perspective Fund, Class R-6	23,299,302	$1,220,651
AMCAP Fund, Class R-6	27,700,772	980,884
The Growth Fund of America, Class R-6	12,689,779	753,392
EuroPacific Growth Fund, Class R-6	12,335,504	708,798
		3,663,725

Growth-and-income funds 29%
American Mutual Fund, Class R-6	37,626,129	1,511,818
The Investment Company of America, Class R-6	38,684,737	1,505,223
Washington Mutual Investors Fund, Class R-6	33,491,574	1,490,375
Capital World Growth and Income Fund, Class R-6	24,872,815	1,262,047
Fundamental Investors, Class R-6	21,041,296	1,254,903
International Growth and Income Fund, Class R-6	15,155,089	474,354
		7,498,720

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	51,596,234	1,463,269
American Funds Global Balanced Fund, Class R-6	42,549,047	1,427,946
Capital Income Builder, Class R-6	21,425,961	1,210,781
The Income Fund of America, Class R-6	56,550,654	1,210,749
		5,312,745

Fixed income funds 37%
Intermediate Bond Fund of America, Class R-6	169,376,617	2,403,454
U.S. Government Securities Fund, Class R-6	103,512,184	1,541,296
The Bond Fund of America, Class R-6	105,678,972	1,479,506
American Funds Inflation Linked Bond Fund, Class R-6	127,918,064	1,419,891
American Funds Mortgage Fund, Class R-6	129,678,088	1,373,291
Capital World Bond Fund, Class R-6	62,256,760	1,307,392
American High-Income Trust, Class R-6	24,214,162	232,940
		9,757,770

Total investment securities 100% (cost: $23,661,406,000)		26,232,960
Other assets less liabilities 0%		(5,535)

Net assets 100%		$26,227,425

American Funds Target Date Retirement Series	25

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
New Perspective Fund, Class R-6	$1,079,790	$173,082	$225,820	$24,249	$169,350	$1,220,651	$14,611	$29,588
AMCAP Fund, Class R-6	849,440	160,841	128,091	10,028	88,666	980,884	6,923	49,350
The Growth Fund of America, Class R-6	637,896	108,248	121,055	14,553	113,750	753,392	6,786	40,953
EuroPacific Growth Fund, Class R-6	627,511	128,406	121,648	(1,613)	76,142	708,798	8,056	11,361
New World Fund, Inc., Class R-6	75,535	3,107	61,836	(1,870)	(14,936)	—	1,105	2,003
SMALLCAP World Fund, Inc., Class R-6	193,390	8,303	171,979	26,644	(56,358)	—	—	8,303
						3,663,725
Growth-and-income funds 29%
American Mutual Fund, Class R-6	1,359,076	281,653	57,663	5,968	(77,216)	1,511,818	35,778	37,787
The Investment Company of America, Class R-6	1,376,440	234,487	145,672	1,380	38,588	1,505,223	33,109	64,608
Washington Mutual Investors Fund, Class R-6	1,375,477	292,141	128,836	5,074	(53,481)	1,490,375	32,585	43,133
Capital World Growth and Income Fund, Class R-6	1,155,442	155,578	98,496	1,522	48,001	1,262,047	21,998	9,239
Fundamental Investors, Class R-6	1,154,619	214,806	119,717	1,453	3,742	1,254,903	22,813	73,908
International Growth and Income Fund, Class R-6	468,316	68,402	36,341	(2,158)	(23,865)	474,354	10,391	—
						7,498,720
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	1,362,327	117,226	34,797	5,406	13,107	1,463,269	31,900	32,431
American Funds Global Balanced Fund, Class R-6	1,366,836	87,008	59,125	3,624	29,603	1,427,946	24,927	—
Capital Income Builder, Class R-6	906,804	406,826	10,390	1,807	(94,266)	1,210,781	40,321	8,836
The Income Fund of America, Class R-6	909,693	377,299	10,387	2,581	(68,437)	1,210,749	38,166	19,959
						5,312,745
Fixed income funds 37%
Intermediate Bond Fund of America, Class R-6	2,049,082	635,991	372,177	4,351	86,207	2,403,454	37,946	19,182
U.S. Government Securities Fund, Class R-6	1,364,763	381,471	294,027	9,353	79,736	1,541,296	22,836	15,493
The Bond Fund of America, Class R-6	1,137,053	473,810	192,779	3,996	57,426	1,479,506	29,949	16,049
American Funds Inflation Linked Bond Fund, Class R-6	1,130,386	373,663	224,734	13,669	126,907	1,419,891	15,453	—
American Funds Mortgage Fund, Class R-6	1,133,831	401,132	211,212	4,353	45,187	1,373,291	19,235	10,489
Capital World Bond Fund, Class R-6	1,132,934	274,360	132,617	(3,691)	36,406	1,307,392	29,933	4,586
American High-Income Trust, Class R-6	—	232,053	1,396	176	2,107	232,940	5,678	—
						9,757,770
Total 100%				$130,855	$626,366	$26,232,960	$490,499	$497,258

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

26	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth funds 4%	Shares	Value (000)
AMCAP Fund, Class R-6	7,805,223	$276,383
New Perspective Fund, Class R-6	5,229,884	273,994
The Growth Fund of America, Class R-6	2,404,985	142,784
		693,161

Growth-and-income funds 25%
American Mutual Fund, Class R-6	24,754,886	994,651
Washington Mutual Investors Fund, Class R-6	18,694,312	831,897
The Investment Company of America, Class R-6	21,234,915	826,251
Capital World Growth and Income Fund, Class R-6	13,237,057	671,648
Fundamental Investors, Class R-6	11,156,011	665,344
International Growth and Income Fund, Class R-6	5,372,169	168,149
		4,157,940

Equity-income and Balanced funds 25%
The Income Fund of America, Class R-6	73,516,982	1,573,999
Capital Income Builder, Class R-6	27,627,685	1,561,240
American Balanced Fund, Class R-6	23,185,931	657,553
American Funds Global Balanced Fund, Class R-6	14,923,423	500,830
		4,293,622

Fixed income funds 46%
Intermediate Bond Fund of America, Class R-6	108,017,310	1,532,766
The Bond Fund of America, Class R-6	97,263,201	1,361,685
American Funds Inflation Linked Bond Fund, Class R-6	107,148,559	1,189,349
American Funds Mortgage Fund, Class R-6	96,672,824	1,023,765
American High-Income Trust, Class R-6	89,268,211	858,760
U.S. Government Securities Fund, Class R-6	57,195,376	851,639
Capital World Bond Fund, Class R-6	40,321,808	846,758
		7,664,722

Total investment securities 100% (cost: $15,326,604,000)		16,809,445
Other assets less liabilities 0%		(3,437)

Net assets 100%		$16,806,008

American Funds Target Date Retirement Series	27

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
AMCAP Fund, Class R-6	$348,240	$34,301	$134,282	$22,824	$5,300	$276,383	$2,764	$18,448
New Perspective Fund, Class R-6	348,202	29,832	150,302	37,515	8,747	273,994	4,652	9,421
The Growth Fund of America, Class R-6	185,352	13,613	81,120	19,150	5,789	142,784	1,931	11,652
EuroPacific Growth Fund, Class R-6	22,501	681	19,028	3,213	(7,367)	—	284	399
						693,161
Growth-and-income funds 25%
American Mutual Fund, Class R-6	970,727	140,857	65,075	2,149	(54,007)	994,651	24,554	27,004
Washington Mutual Investors Fund, Class R-6	823,917	132,014	91,302	580	(33,312)	831,897	18,831	25,780
The Investment Company of America, Class R-6	818,822	128,735	140,848	(2,134)	21,676	826,251	19,041	38,161
Capital World Growth and Income Fund, Class R-6	665,389	73,954	92,820	(371)	25,496	671,648	12,160	5,323
Fundamental Investors, Class R-6	666,851	121,889	124,527	(934)	2,065	665,344	12,678	41,686
International Growth and Income Fund, Class R-6	182,393	15,447	17,630	(446)	(11,615)	168,149	3,851	—
						4,157,940
Equity-income and Balanced funds 25%
The Income Fund of America, Class R-6	1,416,809	268,063	20,768	5,973	(96,078)	1,573,999	54,765	30,899
Capital Income Builder, Class R-6	1,412,497	290,540	20,124	3,724	(125,397)	1,561,240	57,064	13,617
American Balanced Fund, Class R-6	675,156	30,858	52,524	815	3,248	657,553	15,121	15,615
American Funds Global Balanced Fund, Class R-6	545,761	9,441	59,362	(2,175)	7,165	500,830	9,349	—
						4,293,622
Fixed income funds 46%
Intermediate Bond Fund of America, Class R-6	1,447,003	272,658	248,385	3,029	58,461	1,532,766	25,604	13,275
The Bond Fund of America, Class R-6	1,288,394	218,517	210,115	5,155	59,734	1,361,685	30,913	17,795
American Funds Inflation Linked Bond Fund, Class R-6	1,119,024	146,450	204,087	10,707	117,255	1,189,349	15,048	—
American Funds Mortgage Fund, Class R-6	957,764	181,821	154,837	2,662	36,355	1,023,765	15,447	8,669
American High-Income Trust, Class R-6	795,390	116,764	32,200	(1,079)	(20,115)	858,760	52,295	—
U.S. Government Securities Fund, Class R-6	800,532	153,165	153,178	4,312	46,808	851,639	12,997	8,839
Capital World Bond Fund, Class R-6	794,282	105,007	74,726	(2,177)	24,372	846,758	19,944	3,144
						7,664,722
Total 100%				$112,492	$74,580	$16,809,445	$409,293	$289,727

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

28	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth-and-income funds 24%	Shares	Value (000)
American Mutual Fund, Class R-6	7,685,195	$308,791
The Investment Company of America, Class R-6	6,588,752	256,368
Washington Mutual Investors Fund, Class R-6	5,734,044	255,165
Capital World Growth and Income Fund, Class R-6	4,219,575	214,101
Fundamental Investors, Class R-6	3,412,223	203,505
International Growth and Income Fund, Class R-6	1,422,605	44,528
		1,282,458

Equity-income and Balanced funds 30%
The Income Fund of America, Class R-6	29,911,620	640,408
Capital Income Builder, Class R-6	11,199,741	632,897
American Balanced Fund, Class R-6	5,764,978	163,495
American Funds Global Balanced Fund, Class R-6	4,871,716	163,495
		1,600,295

Fixed income funds 46%
Intermediate Bond Fund of America, Class R-6	37,005,947	525,114
The Bond Fund of America, Class R-6	29,639,372	414,951
American Funds Inflation Linked Bond Fund, Class R-6	32,437,718	360,059
American Funds Mortgage Fund, Class R-6	29,104,650	308,218
American High-Income Trust, Class R-6	29,160,731	280,526
Capital World Bond Fund, Class R-6	12,355,028	259,456
U.S. Government Securities Fund, Class R-6	15,529,318	231,231
Short-Term Bond Fund of America, Class R-6	3,625,331	36,870
		2,416,425

Total investment securities 100% (cost: $4,846,179,000)		5,299,178
Other assets less liabilities 0%		(1,218)

Net assets 100%		$5,297,960

American Funds Target Date Retirement Series	29

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6	$2,328	$54	$2,470	$1,047	$(959)	$—	$9	$44
New Perspective Fund, Class R-6	2,335	46	2,446	830	(765)	—	15	31
The Growth Fund of America, Class R-6	1,245	46	1,315	426	(402)	—	6	39
						—
Growth-and-income funds 24%
American Mutual Fund, Class R-6	315,665	46,254	37,668	811	(16,271)	308,791	7,798	8,669
The Investment Company of America, Class R-6	265,661	49,380	65,550	778	6,099	256,368	6,007	11,977
Washington Mutual Investors Fund, Class R-6	265,093	51,308	52,300	895	(9,831)	255,165	5,935	8,093
Capital World Growth and Income Fund, Class R-6	213,120	31,348	39,547	1,013	8,167	214,101	3,914	1,664
Fundamental Investors, Class R-6	212,571	45,921	56,437	1,414	36	203,505	3,981	13,099
International Growth and Income Fund, Class R-6	53,434	8,686	15,672	255	(2,175)	44,528	1,145	—
						1,282,458
Equity-income and Balanced funds 30%
The Income Fund of America, Class R-6	633,926	76,754	29,173	(108)	(40,991)	640,408	23,379	13,713
Capital Income Builder, Class R-6	631,548	65,373	10,388	219	(53,855)	632,897	24,327	6,056
American Balanced Fund, Class R-6	161,343	10,847	10,989	579	1,715	163,495	3,630	3,712
American Funds Global Balanced Fund, Class R-6	156,769	7,583	4,568	141	3,570	163,495	2,870	—
						1,600,295
Fixed income funds 46%
Intermediate Bond Fund of America, Class R-6	472,306	108,016	75,397	443	19,746	525,114	8,418	4,325
The Bond Fund of America, Class R-6	420,914	40,417	66,835	1,699	18,756	414,951	9,754	5,807
American Funds Inflation Linked Bond Fund, Class R-6	366,804	18,942	65,968	3,502	36,779	360,059	4,929	—
American Funds Mortgage Fund, Class R-6	314,021	34,128	52,339	769	11,639	308,218	4,902	2,843
American High-Income Trust, Class R-6	261,340	28,383	1,906	39	(7,330)	280,526	16,893	—
Capital World Bond Fund, Class R-6	261,340	17,700	26,237	(643)	7,296	259,456	6,314	1,025
U.S. Government Securities Fund, Class R-6	261,441	18,205	63,991	948	14,628	231,231	3,957	2,910
Short-Term Bond Fund of America, Class R-6	—	36,716	46	1	199	36,870	181	—
						2,416,425
Total 100%				$15,058	$(3,949)	$5,299,178	$138,364	$84,007

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

30	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investment portfolio October 31, 2020

Growth-and-income funds 18%	Shares	Value (000)
American Mutual Fund, Class R-6	4,474,212	$179,774
Capital World Growth and Income Fund, Class R-6	2,811,441	142,652
The Investment Company of America, Class R-6	3,650,908	142,057
Washington Mutual Investors Fund, Class R-6	3,174,108	141,248
Fundamental Investors, Class R-6	1,753,641	104,587
		710,318

Equity-income and Balanced funds 31%
The Income Fund of America, Class R-6	22,202,580	475,357
Capital Income Builder, Class R-6	8,403,205	474,865
American Balanced Fund, Class R-6	4,082,637	115,784
American Funds Global Balanced Fund, Class R-6	3,237,656	108,656
		1,174,662

Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	40,401,820	573,302
The Bond Fund of America, Class R-6	22,920,152	320,882
American Funds Inflation Linked Bond Fund, Class R-6	22,449,174	249,186
American Funds Mortgage Fund, Class R-6	22,169,417	234,774
Short-Term Bond Fund of America, Class R-6	22,334,109	227,138
American High-Income Trust, Class R-6	18,101,847	174,140
Capital World Bond Fund, Class R-6	8,123,727	170,598
		1,950,020

Total investment securities 100% (cost: $3,602,943,000)		3,835,000
Other assets less liabilities 0%		(1,350)

Net assets 100%		$3,833,650

American Funds Target Date Retirement Series	31

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	$177,294	$37,012	$26,752	$904	$(8,684)	$179,774	$4,442	$4,838
Capital World Growth and Income Fund, Class R-6	142,495	27,697	34,660	1,507	5,613	142,652	2,621	1,116
The Investment Company of America, Class R-6	142,502	35,283	40,813	1,161	3,924	142,057	3,268	6,423
Washington Mutual Investors Fund, Class R-6	142,495	34,771	32,238	1,030	(4,810)	141,248	3,254	4,335
Fundamental Investors, Class R-6	106,967	28,439	32,769	2,248	(298)	104,587	2,013	6,606
International Growth and Income Fund, Class R-6	385	1	402	85	(69)	—	1	—
						710,318
Equity-income and Balanced funds 31%
The Income Fund of America, Class R-6	427,039	94,448	19,483	1,017	(27,664)	475,357	16,240	9,230
Capital Income Builder, Class R-6	425,995	101,470	16,712	862	(36,750)	474,865	16,857	4,060
American Balanced Fund, Class R-6	107,080	11,740	5,215	386	1,793	115,784	2,464	2,510
American Funds Global Balanced Fund, Class R-6	107,327	8,964	10,890	584	2,671	108,656	1,913	—
						1,174,662
Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	496,184	118,478	62,759	754	20,645	573,302	8,959	4,495
The Bond Fund of America, Class R-6	282,696	57,609	33,706	1,060	13,223	320,882	6,880	3,872
American Funds Inflation Linked Bond Fund, Class R-6	245,747	14,640	38,718	2,377	25,140	249,186	3,284	—
American Funds Mortgage Fund, Class R-6	210,713	41,543	26,104	568	8,054	234,774	3,396	1,893
Short-Term Bond Fund of America, Class R-6	174,781	66,084	17,586	148	3,711	227,138	3,176	62
American High-Income Trust, Class R-6	174,783	23,545	20,384	(1,990)	(1,814)	174,140	11,128	—
Capital World Bond Fund, Class R-6	174,932	11,123	20,051	(199)	4,793	170,598	4,142	682
U.S. Government Securities Fund, Class R-6	13,337	150	13,482	136	(141)	—	54	97
						1,950,020
Total 100%				$12,638	$9,337	$3,835,000	$94,092	$50,219

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

32	American Funds Target Date Retirement Series

Financial statements

Statements of assets and liabilities at October 31, 2020	(dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$43,563		$3,295,545	$8,025,216	$13,697,492	$16,094,922
Receivables for:
Sales of fund’s shares	628		11,896	17,963	28,412	30,649
Dividends	2		161	396	661	736
Total assets	44,193		3,307,602	8,043,575	13,726,565	16,126,307

Liabilities:
Payables for:
Purchases of investments	585		7,070	8,596	13,590	15,869
Repurchases of fund’s shares	44		4,977	9,755	15,506	15,512
Services provided by related parties	13		746	1,748	2,904	3,486
Trustees’ deferred compensation	—	*	8	25	49	58
Total liabilities	642		12,801	20,124	32,049	34,925
Net assets at October 31, 2020	$43,551		$3,294,801	$8,023,451	$13,694,516	$16,091,382

Net assets consist of:
Capital paid in on shares of beneficial interest	$42,307		$2,980,571	$7,052,710	$11,794,454	$13,818,673
Total distributable earnings	1,244		314,230	970,741	1,900,062	2,272,709
Net assets at October 31, 2020	$43,551		$3,294,801	$8,023,451	$13,694,516	$16,091,382

Investment securities of affiliated issuers, at cost	$42,294		$3,062,550	$7,281,392	$12,203,884	$14,301,281

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	33

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$20,833,265	$23,878,960	$29,028,192	$26,232,960	$16,809,445
Receivables for:
Sales of fund’s shares	35,873	31,364	60,949	34,102	26,619
Dividends	1,061	2,186	4,698	8,336	9,446
Total assets	20,870,199	23,912,510	29,093,839	26,275,398	16,845,510

Liabilities:
Payables for:
Purchases of investments	17,850	10,615	33,141	15,020	12,257
Repurchases of fund’s shares	17,434	22,971	31,943	27,179	23,570
Services provided by related parties	4,352	5,262	6,236	5,662	3,585
Trustees’ deferred compensation	81	94	120	112	90
Total liabilities	39,717	38,942	71,440	47,973	39,502
Net assets at October 31, 2020	$20,830,482	$23,873,568	$29,022,399	$26,227,425	$16,806,008

Net assets consist of:
Capital paid in on shares of beneficial interest	$17,734,916	$20,445,199	$25,131,434	$22,961,321	$14,822,428
Total distributable earnings	3,095,566	3,428,369	3,890,965	3,266,104	1,983,580
Net assets at October 31, 2020	$20,830,482	$23,873,568	$29,022,399	$26,227,425	$16,806,008

Investment securities of affiliated issuers, at cost	$18,364,735	$21,199,954	$25,984,277	$23,661,406	$15,326,604

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

34	American Funds Target Date Retirement Series

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$5,299,178	$3,835,000
Receivables for:
Sales of investments	9,384	1,297
Sales of fund’s shares	2,918	4,786
Dividends	3,016	2,323
Total assets	5,314,496	3,843,406

Liabilities:
Payables for:
Purchases of investments	3,016	2,323
Repurchases of fund’s shares	12,297	6,637
Services provided by related parties	1,185	770
Trustees’ deferred compensation	38	26
Total liabilities	16,536	9,756
Net assets at October 31, 2020	$5,297,960	$3,833,650

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,699,156	$3,510,791
Total distributable earnings	598,804	322,859
Net assets at October 31, 2020	$5,297,960	$3,833,650

Investment securities of affiliated issuers, at cost	$4,846,179	$3,602,943

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	35

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$6,894	$362,782	$752,193	$1,333,671	$1,506,995
	Shares outstanding	544	26,060	36,068	79,992	88,859
	Net asset value per share	$12.66	$13.92	$20.85	$16.67	$16.96
Class C:	Net assets	$337	$49,149	$71,070	$112,924	$117,495
	Shares outstanding	27	3,593	3,486	6,951	7,101
	Net asset value per share	$12.63	$13.68	$20.39	$16.25	$16.55
Class T:	Net assets	$13	$13	$12	$12	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.69	$13.97	$20.89	$16.70	$16.98
Class F-1:	Net assets	$154	$15,155	$34,128	$49,325	$57,282
	Shares outstanding	12	1,088	1,647	2,979	3,400
	Net asset value per share	$12.68	$13.93	$20.73	$16.56	$16.85
Class F-2:	Net assets	$301	$28,869	$32,549	$60,229	$76,558
	Shares outstanding	24	2,062	1,558	3,610	4,507
	Net asset value per share	$12.69	$14.00	$20.89	$16.68	$16.99
Class F-3:	Net assets	$40	$1,118	$6,705	$4,336	$5,314
	Shares outstanding	3	80	320	259	313
	Net asset value per share	$12.69	$13.98	$20.93	$16.73	$17.01
Class R-1:	Net assets	$13	$2,985	$5,255	$13,694	$17,410
	Shares outstanding	1	217	259	843	1,053
	Net asset value per share	$12.69	$13.74	$20.31	$16.24	$16.53
Class R-2:	Net assets	$6,723	$203,776	$438,072	$680,034	$858,614
	Shares outstanding	533	14,899	21,562	41,894	52,169
	Net asset value per share	$12.61	$13.68	$20.32	$16.23	$16.46
Class R-2E:	Net assets	$757	$40,043	$97,527	$162,436	$241,166
	Shares outstanding	60	2,907	4,764	9,939	14,501
	Net asset value per share	$12.64	$13.77	$20.47	$16.34	$16.63
Class R-3:	Net assets	$7,453	$236,177	$578,297	$1,017,079	$1,142,833
	Shares outstanding	590	17,091	28,089	61,862	68,379
	Net asset value per share	$12.64	$13.82	$20.59	$16.44	$16.71
Class R-4:	Net assets	$3,334	$285,187	$804,214	$1,306,269	$1,543,598
	Shares outstanding	263	20,488	38,655	78,589	91,266
	Net asset value per share	$12.67	$13.92	$20.81	$16.62	$16.91
Class R-5E:	Net assets	$2,517	$116,104	$290,895	$499,439	$602,449
	Shares outstanding	199	8,323	13,978	30,027	35,620
	Net asset value per share	$12.68	$13.95	$20.81	$16.63	$16.91
Class R-5:	Net assets	$1,316	$65,479	$203,524	$316,711	$360,569
	Shares outstanding	104	4,667	9,664	18,805	21,029
	Net asset value per share	$12.69	$14.03	$21.06	$16.84	$17.15
Class R-6:	Net assets	$13,699	$1,887,964	$4,709,010	$8,138,357	$9,561,087
	Shares outstanding	1,079	134,442	223,264	484,689	559,680
	Net asset value per share	$12.69	$14.04	$21.09	$16.79	$17.08

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

36	American Funds Target Date Retirement Series

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,039,440	$2,363,921	$3,083,448	$3,171,824	$2,361,732
	Shares outstanding	122,576	145,872	197,898	218,577	178,643
	Net asset value per share	$16.64	$16.21	$15.58	$14.51	$13.22
Class C:	Net assets	$142,303	$168,280	$208,115	$211,105	$147,020
	Shares outstanding	8,760	10,625	13,676	14,890	11,362
	Net asset value per share	$16.24	$15.84	$15.22	$14.18	$12.94
Class T:	Net assets	$12	$12	$12	$12	$11
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$16.66	$16.23	$15.60	$14.53	$13.24
Class F-1:	Net assets	$101,702	$124,072	$130,234	$94,718	$57,254
	Shares outstanding	6,154	7,703	8,423	6,574	4,359
	Net asset value per share	$16.53	$16.11	$15.46	$14.41	$13.14
Class F-2:	Net assets	$97,573	$134,923	$203,820	$201,283	$134,068
	Shares outstanding	5,860	8,318	13,072	13,867	10,142
	Net asset value per share	$16.65	$16.22	$15.59	$14.52	$13.22
Class F-3:	Net assets	$7,689	$16,087	$18,237	$16,888	$10,708
	Shares outstanding	461	990	1,167	1,160	808
	Net asset value per share	$16.69	$16.25	$15.63	$14.56	$13.26
Class R-1:	Net assets	$22,153	$22,061	$30,966	$26,971	$15,590
	Shares outstanding	1,363	1,400	2,023	1,898	1,200
	Net asset value per share	$16.25	$15.76	$15.30	$14.21	$12.99
Class R-2:	Net assets	$1,039,833	$1,286,751	$1,364,595	$1,206,605	$679,691
	Shares outstanding	64,245	81,563	89,901	85,318	52,545
	Net asset value per share	$16.19	$15.78	$15.18	$14.14	$12.94
Class R-2E:	Net assets	$240,113	$330,536	$364,436	$407,375	$221,962
	Shares outstanding	14,709	20,816	23,834	28,626	17,116
	Net asset value per share	$16.32	$15.88	$15.29	$14.23	$12.97
Class R-3:	Net assets	$1,517,868	$1,810,910	$2,229,004	$2,000,142	$1,248,286
	Shares outstanding	92,376	113,208	144,834	139,554	95,407
	Net asset value per share	$16.43	$16.00	$15.39	$14.33	$13.08
Class R-4:	Net assets	$1,930,373	$2,203,475	$2,679,707	$2,436,746	$1,554,189
	Shares outstanding	116,350	136,375	172,412	168,339	117,766
	Net asset value per share	$16.59	$16.16	$15.54	$14.48	$13.20
Class R-5E:	Net assets	$783,366	$835,462	$1,083,125	$969,943	$658,707
	Shares outstanding	47,190	51,639	69,655	66,965	49,944
	Net asset value per share	$16.60	$16.18	$15.55	$14.48	$13.19
Class R-5:	Net assets	$454,510	$515,339	$627,003	$575,105	$349,791
	Shares outstanding	27,038	31,485	39,839	39,260	26,221
	Net asset value per share	$16.81	$16.37	$15.74	$14.65	$13.34
Class R-6:	Net assets	$12,453,547	$14,061,739	$16,999,697	$14,908,708	$9,366,999
	Shares outstanding	743,394	862,304	1,084,446	1,020,475	704,205
	Net asset value per share	$16.75	$16.31	$15.68	$14.61	$13.30

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	37

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$968,441	$603,948
	Shares outstanding	80,590	53,116
	Net asset value per share	$12.02	$11.37
Class C:	Net assets	$43,182	$26,419
	Shares outstanding	3,663	2,367
	Net asset value per share	$11.79	$11.16
Class T:	Net assets	$11	$11
	Shares outstanding	1	1
	Net asset value per share	$12.03	$11.38
Class F-1:	Net assets	$15,958	$8,916
	Shares outstanding	1,337	788
	Net asset value per share	$11.94	$11.31
Class F-2:	Net assets	$48,221	$29,186
	Shares outstanding	4,013	2,568
	Net asset value per share	$12.02	$11.36
Class F-3:	Net assets	$3,129	$5,509
	Shares outstanding	259	484
	Net asset value per share	$12.05	$11.39
Class R-1:	Net assets	$7,756	$1,931
	Shares outstanding	659	170
	Net asset value per share	$11.77	$11.33
Class R-2:	Net assets	$222,214	$101,416
	Shares outstanding	18,863	9,075
	Net asset value per share	$11.78	$11.18
Class R-2E:	Net assets	$79,878	$61,081
	Shares outstanding	6,776	5,471
	Net asset value per share	$11.79	$11.16
Class R-3:	Net assets	$426,273	$278,782
	Shares outstanding	35,811	24,731
	Net asset value per share	$11.90	$11.27
Class R-4:	Net assets	$397,454	$315,155
	Shares outstanding	33,126	27,763
	Net asset value per share	$12.00	$11.35
Class R-5E:	Net assets	$191,762	$136,634
	Shares outstanding	16,006	12,052
	Net asset value per share	$11.98	$11.34
Class R-5:	Net assets	$92,902	$73,480
	Shares outstanding	7,669	6,413
	Net asset value per share	$12.11	$11.46
Class R-6:	Net assets	$2,800,779	$2,191,182
	Shares outstanding	232,082	191,822
	Net asset value per share	$12.07	$11.42

*	Amount less than one thousand.

See notes to financial statements.

38	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations for the period ended October 31, 2020	(dollars in thousands)

	2065 Fund[1]		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$144		$40,357	$107,549	$191,585	$235,849

Fees and expenses[2]:
Distribution services	40		4,406	10,453	17,696	21,325
Transfer agent services	15		1,752	4,393	7,475	9,080
Reports to shareholders	1		79	148	210	226
Registration statement and prospectus	24		399	612	749	905
Trustees’ compensation	—	[3]	9	24	43	51
Auditing and legal	—	[3]	14	19	25	28
Custodian	4		12	12	12	12
Other	—	[3]	1	4	6	7
Total fees and expenses	84		6,672	15,665	26,216	31,634
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	[3]	—	—	—	—
Miscellaneous fee reimbursement	25		—	—	—	—
Total reimbursements of fees and expenses	25		—	—	—	—
Net investment income	85		33,685	91,884	165,369	204,215

Net realized (loss) gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments of affiliated issuers	(133)		1,952	1,206	(179)	(3,496)
In-kind redemptions	—		12,206	26,705	113,572	95,352
Capital gain distributions received from affiliated issuers	43		74,889	210,383	382,164	443,700
	(90)		89,047	238,294	495,557	535,556
Net unrealized appreciation (depreciation) on investments of affiliated issuers	1,269		136,384	312,316	463,702	559,970
Net realized (loss) gain and unrealized appreciation (depreciation)	1,179		225,431	550,610	959,259	1,095,526

Net increase in net assets resulting from operations	$1,264		$259,116	$642,494	$1,124,628	$1,299,741

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Target Date Retirement Series	39

Statements of operations for the period ended October 31, 2020 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$323,348	$383,997	$510,776	$490,499	$409,293

Fees and expenses[2]:
Distribution services	27,028	32,831	39,487	37,256	24,775
Transfer agent services	11,590	13,870	16,614	15,545	10,314
Reports to shareholders	280	306	368	329	230
Registration statement and prospectus	962	1,134	1,238	1,175	754
Trustees’ compensation	67	77	95	86	58
Auditing and legal	33	40	46	43	34
Custodian	12	12	12	12	12
Other	10	11	14	13	9
Total fees and expenses	39,982	48,281	57,874	54,459	36,186
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	—	—	—	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total reimbursements of fees and expenses	—	—	—	—	—
Net investment income	283,366	335,716	452,902	436,040	373,107

Net realized (loss) gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments of affiliated issuers	(8,283)	56,687	81,759	55,078	64,819
In-kind redemptions	204,259	144,205	172,429	75,777	47,673
Capital gain distributions received from affiliated issuers	580,392	620,317	629,169	497,258	289,727
	776,368	821,209	883,357	628,113	402,219
Net unrealized appreciation (depreciation) on investments of affiliated issuers	610,547	679,255	634,495	626,366	74,580
Net realized (loss) gain and unrealized appreciation (depreciation)	1,386,915	1,500,464	1,517,852	1,254,479	476,799

Net increase in net assets resulting from operations	$1,670,281	$1,836,180	$1,970,754	$1,690,519	$849,906

See end of statements of operations for footnotes.

See notes to financial statements.

40	American Funds Target Date Retirement Series

Statements of operations for the period ended October 31, 2020 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$138,364	$94,092

Fees and expenses[2]:
Distribution services	8,404	5,162
Transfer agent services	3,449	2,094
Reports to shareholders	77	58
Registration statement and prospectus	339	338
Trustees’ compensation	18	13
Auditing and legal	21	19
Custodian	12	12
Other	3	2
Total fees and expenses	12,323	7,698
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	—
Miscellaneous fee reimbursement	—	—
Total reimbursements of fees and expenses	—	—
Net investment income	126,041	86,394

Net realized (loss) gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments of affiliated issuers	10,643	8,092
In-kind redemptions	4,415	4,546
Capital gain distributions received from affiliated issuers	84,007	50,219
	99,065	62,857
Net unrealized appreciation (depreciation) on investments of affiliated issuers	(3,949)	9,337
Net realized (loss) gain and unrealized appreciation (depreciation)	95,116	72,194

Net increase in net assets resulting from operations	$221,157	$158,588

[1]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[2]	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
[3]	Amount less than one thousand.

See notes to financial statements.

American Funds Target Date Retirement Series	41

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	2065 Fund	2060 Fund		2055 Fund
	Period ended October 31,	Year ended October 31,		Year ended October 31,
	2020*	2020	2019	2020	2019
Operations:
Net investment income	$85	$33,685	$19,743	$91,884	$66,388
Net realized (loss) gain	(90)	89,047	54,954	238,294	192,625
Net unrealized appreciation (depreciation)	1,269	136,384	99,183	312,316	297,741
Net increase in net assets resulting from operations	1,264	259,116	173,880	642,494	556,754

Distributions paid to shareholders	—	(74,383)	(36,424)	(249,659)	(162,536)

Net capital share transactions	42,287	1,096,348	863,409	1,775,663	1,750,353

Total increase in net assets	43,551	1,281,081	1,000,865	2,168,498	2,144,571

Net assets:
Beginning of period	—	2,013,720	1,012,855	5,854,953	3,710,382
End of period	$43,551	$3,294,801	$2,013,720	$8,023,451	$5,854,953

	2050 Fund		2045 Fund		2040 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$165,369	$129,039	$204,215	$160,116	$283,366	$229,647
Net realized (loss) gain	495,557	375,061	535,556	442,276	776,368	591,371
Net unrealized appreciation (depreciation)	463,702	558,531	559,970	673,679	610,547	923,785
Net increase in net assets resulting from operations	1,124,628	1,062,631	1,299,741	1,276,071	1,670,281	1,744,803

Distributions paid to shareholders	(485,010)	(339,804)	(585,197)	(418,554)	(796,762)	(593,041)

Net capital share transactions	2,280,231	2,720,256	2,513,513	3,119,608	2,565,878	3,784,415

Total increase in net assets	2,919,849	3,443,083	3,228,057	3,977,125	3,439,397	4,936,177

Net assets:
Beginning of period	10,774,667	7,331,584	12,863,325	8,886,200	17,391,085	12,454,908
End of period	$13,694,516	$10,774,667	$16,091,382	$12,863,325	$20,830,482	$17,391,085

See end of statements of changes in net assets for footnote.

See notes to financial statements.

42	American Funds Target Date Retirement Series

Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$335,716	$275,761	$452,902	$401,981	$436,040	$395,840
Net realized (loss) gain	821,209	642,744	883,357	671,284	628,113	515,531
Net unrealized appreciation (depreciation)	679,255	1,048,991	634,495	1,243,031	626,366	1,128,670
Net increase in net assets resulting from operations	1,836,180	1,967,496	1,970,754	2,316,296	1,690,519	2,040,041

Distributions paid to shareholders	(895,776)	(668,231)	(1,045,635)	(801,363)	(888,660)	(685,155)

Net capital share transactions	3,001,867	4,264,256	3,199,948	5,033,866	2,583,686	4,388,614

Total increase in net assets	3,942,271	5,563,521	4,125,067	6,548,799	3,385,545	5,743,500

Net assets:
Beginning of period	19,931,297	14,367,776	24,897,332	18,348,533	22,841,880	17,098,380
End of period	$23,873,568	$19,931,297	$29,022,399	$24,897,332	$26,227,425	$22,841,880

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$373,107	$364,087	$126,041	$130,700	$86,394	$85,252
Net realized (loss) gain	402,219	341,625	99,065	103,399	62,857	49,517
Net unrealized appreciation (depreciation)	74,580	720,718	(3,949)	237,073	9,337	156,705
Net increase in net assets resulting from operations	849,906	1,426,430	221,157	471,172	158,588	291,474

Distributions paid to shareholders	(667,464)	(547,198)	(218,058)	(194,050)	(127,841)	(109,276)

Net capital share transactions	342,461	1,979,016	23,706	318,698	251,032	447,113

Total increase in net assets	524,903	2,858,248	26,805	595,820	281,779	629,311

Net assets:
Beginning of period	16,281,105	13,422,857	5,271,155	4,675,335	3,551,871	2,922,560
End of period	$16,806,008	$16,281,105	$5,297,960	$5,271,155	$3,833,650	$3,551,871

*	For the period March 27, 2020, commencement of operations, through October 31, 2020.

See notes to financial statements.

American Funds Target Date Retirement Series	43

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

On September 18, 2019, the series’ board of trustees approved the issuance of the 2065 Fund. The 2065 Fund commenced operations on March 27, 2020.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years*
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective June 30, 2020, Class C converts to Class A after eight years.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

44	American Funds Target Date Retirement Series

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the statement of operations.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2020, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

American Funds Target Date Retirement Series	45

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

46	American Funds Target Date Retirement Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

American Funds Target Date Retirement Series	47

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

48	American Funds Target Date Retirement Series

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2020, were as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Undistributed ordinary income	$70	$6,418	$19,637	$33,903	$50,584	$71,791
Undistributed long-term capital gains	43	75,901	213,142	385,671	444,825	577,521
Gross unrealized appreciation on investments	1,185	235,333	742,863	1,490,742	1,821,374	2,538,787
Gross unrealized depreciation on investments	(54)	(3,414)	(4,878)	(10,206)	(44,016)	(92,452)
Net unrealized appreciation on investments	1,131	231,919	737,985	1,480,536	1,777,358	2,446,335
Cost of investments	42,432	3,063,626	7,287,231	12,216,956	14,317,564	18,386,930
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	20	24,554	56,303	167,029	153,485	284,588

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$95,934	$175,218	$191,557	$185,506	$68,252	$47,334
Undistributed long-term capital gains	669,462	688,493	527,811	338,202	86,443	52,097
Gross unrealized appreciation on investments	2,747,294	3,102,702	2,609,507	1,551,626	483,599	247,531
Gross unrealized depreciation on investments	(84,229)	(75,331)	(62,663)	(91,670)	(39,456)	(24,080)
Net unrealized appreciation on investments	2,663,065	3,027,371	2,546,844	1,459,956	444,143	223,451
Cost of investments	21,215,895	26,000,821	23,686,116	15,349,489	4,855,035	3,611,549
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	234,536	275,174	166,611	122,234	25,931	19,978

No distributions were paid to shareholders of the 2065 Fund during the period March 27, 2020, commencement of operations, through October 31, 2020. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):

2060 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,935		$6,421		$8,356		$998		$3,544		$4,542
Class C	65		950		1,015		17		567		584
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	75		248		323		40		132		172
Class F-2	181		466		647		85		224		309
Class F-3	11		27		38		65		165		230
Class R-1	1		35		36		1		29		30
Class R-2	263		4,073		4,336		60		2,519		2,579
Class R-2E	127		740		867		58		378		436
Class R-3	926		4,334		5,260		461		2,481		2,942
Class R-4	1,628		5,294		6,922		785		2,831		3,616
Class R-5E	660		1,779		2,439		276		773		1,049
Class R-5	523		1,317		1,840		343		917		1,260
Class R-6	12,420		29,884		42,304		5,264		13,411		18,675
Total	$18,815		$55,568		$74,383		$8,453		$27,971		$36,424

See end of tables for footnote.

American Funds Target Date Retirement Series	49

2055 Fund

	Year ended October 31, 2020				Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$5,015		$19,032	$24,047	$3,694		$14,514	$18,208
Class C	115		1,920	2,035	68		1,479	1,547
Class T	—	*	1	1	—	*	1	1
Class F-1	192		750	942	164		619	783
Class F-2	267		789	1,056	158		472	630
Class F-3	65		180	245	51		144	195
Class R-1	4		138	142	6		124	130
Class R-2	565		12,485	13,050	342		10,475	10,817
Class R-2E	388		2,523	2,911	238		1,553	1,791
Class R-3	2,768		15,721	18,489	2,047		12,506	14,553
Class R-4	5,607		21,367	26,974	3,817		15,136	18,953
Class R-5E	1,979		6,243	8,222	1,437		4,504	5,941
Class R-5	2,323		6,766	9,089	2,181		6,481	8,662
Class R-6	37,688		104,768	142,456	20,937		59,388	80,325
Total	$56,976		$192,683	$249,659	$35,140		$127,396	$162,536

2050 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,862		$38,250		$48,112		$7,643		$31,198		$38,841
Class C	223		3,250		3,473		136		2,540		2,676
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	305		1,204		1,509		235		930		1,165
Class F-2	506		1,545		2,051		338		1,064		1,402
Class F-3	103		295		398		31		92		123
Class R-1	7		415		422		13		406		419
Class R-2	1,106		21,047		22,153		600		18,263		18,863
Class R-2E	667		4,740		5,407		495		3,502		3,997
Class R-3	5,406		31,130		36,536		4,119		26,341		30,460
Class R-4	9,931		38,764		48,695		7,196		30,294		37,490
Class R-5E	3,900		12,584		16,484		2,617		8,528		11,145
Class R-5	4,038		12,081		16,119		4,052		12,606		16,658
Class R-6	73,578		210,073		283,651		44,560		132,005		176,565
Total	$109,632		$375,378		$485,010		$72,035		$267,769		$339,804

See end of tables for footnote.

50	American Funds Target Date Retirement Series

2045 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$12,409		$42,869		$55,278		$9,516		$35,478		$44,994
Class C	326		3,439		3,765		189		2,727		2,916
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	417		1,464		1,881		297		1,072		1,369
Class F-2	751		2,084		2,835		503		1,441		1,944
Class F-3	42		110		152		23		64		87
Class R-1	29		438		467		18		401		419
Class R-2	2,104		27,320		29,424		1,320		24,337		25,657
Class R-2E	1,223		7,292		8,515		846		5,557		6,403
Class R-3	7,180		35,452		42,632		5,456		30,882		36,338
Class R-4	13,257		46,451		59,708		9,597		36,803		46,400
Class R-5E	5,092		15,076		20,168		3,736		11,297		15,033
Class R-5	4,828		13,234		18,062		5,089		14,724		19,813
Class R-6	94,520		247,790		342,310		57,664		159,517		217,181
Total	$142,178		$443,019		$585,197		$94,254		$324,300		$418,554

2040 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,092		$58,943		$77,035		$14,201		$49,825		$64,026
Class C	484		4,317		4,801		331		3,533		3,864
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	767		2,504		3,271		547		1,868		2,415
Class F-2	1,016		2,671		3,687		669		1,836		2,505
Class F-3	53		132		185		46		121		167
Class R-1	45		693		738		48		685		733
Class R-2	3,016		33,211		36,227		2,245		31,294		33,539
Class R-2E	1,408		7,481		8,889		1,000		5,725		6,725
Class R-3	10,220		46,828		57,048		8,280		42,525		50,805
Class R-4	18,065		59,472		77,537		14,108		50,939		65,047
Class R-5E	7,515		21,042		28,557		5,418		15,581		20,999
Class R-5	6,557		16,999		23,556		6,932		19,044		25,976
Class R-6	136,326		338,905		475,231		87,118		229,122		316,240
Total	$203,564		$593,198		$796,762		$140,943		$452,098		$593,041

See end of tables for footnote.

American Funds Target Date Retirement Series	51

2035 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$23,372		$65,301		$88,673		$18,245		$55,056		$73,301
Class C	702		4,823		5,525		487		4,045		4,532
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,050		2,949		3,999		716		2,164		2,880
Class F-2	1,490		3,430		4,920		1,054		2,532		3,586
Class F-3	219		479		698		63		146		209
Class R-1	77		637		714		63		594		657
Class R-2	5,254		39,569		44,823		3,799		36,289		40,088
Class R-2E	2,251		9,657		11,908		1,605		7,461		9,066
Class R-3	14,180		53,467		67,647		11,372		47,927		59,299
Class R-4	23,257		65,465		88,722		17,740		54,591		72,331
Class R-5E	8,425		20,817		29,242		7,456		18,766		26,222
Class R-5	7,769		17,607		25,376		8,159		19,633		27,792
Class R-6	164,611		358,918		523,529		105,166		243,102		348,268
Total	$252,657		$643,119		$895,776		$175,925		$492,306		$668,231

2030 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$36,681		$71,802		$108,483		$27,922		$64,232		$92,154
Class C	1,364		5,117		6,481		913		4,493		5,406
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,338		2,620		3,958		991		2,275		3,266
Class F-2	2,536		4,161		6,697		1,664		3,139		4,803
Class F-3	284		444		728		132		240		372
Class R-1	171		805		976		131		834		965
Class R-2	8,745		35,648		44,393		6,182		35,033		41,215
Class R-2E	3,257		8,884		12,141		2,170		7,157		9,327
Class R-3	22,551		55,928		78,479		17,630		53,715		71,345
Class R-4	34,880		68,074		102,954		26,624		62,225		88,849
Class R-5E	13,622		23,678		37,300		10,612		20,742		31,354
Class R-5	10,841		17,585		28,426		11,052		20,705		31,757
Class R-6	239,324		375,295		614,619		149,639		270,911		420,550
Total	$375,594		$670,041		$1,045,635		$255,662		$545,701		$801,363

See end of tables for footnote.

52	American Funds Target Date Retirement Series

2025 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$41,884		$62,282		$104,166		$32,318		$56,860		$89,178
Class C	1,645		4,391		6,036		1,123		3,973		5,096
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	946		1,425		2,371		767		1,355		2,122
Class F-2	2,916		3,688		6,604		1,955		2,881		4,836
Class F-3	231		280		511		197		279		476
Class R-1	207		635		842		166		643		809
Class R-2	9,469		27,081		36,550		6,961		27,521		34,482
Class R-2E	4,284		8,732		13,016		3,092		7,534		10,626
Class R-3	23,479		42,959		66,438		18,330		41,842		60,172
Class R-4	35,758		53,021		88,779		27,272		48,753		76,025
Class R-5E	13,003		17,511		30,514		11,599		17,663		29,262
Class R-5	11,120		13,898		25,018		10,938		15,975		26,913
Class R-6	229,550		278,265		507,815		142,893		202,265		345,158
Total	$374,492		$514,168		$888,660		$257,611		$427,544		$685,155

2020 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$41,289		$46,193		$87,482		$33,560		$44,275		$77,835
Class C	1,756		3,110		4,866		1,271		2,899		4,170
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	938		1,055		1,993		774		1,022		1,796
Class F-2	2,573		2,526		5,099		1,836		2,083		3,919
Class F-3	181		172		353		128		140		268
Class R-1	193		371		564		150		383		533
Class R-2	8,218		15,485		23,703		6,725		16,592		23,317
Class R-2E	3,415		4,820		8,235		2,381		4,027		6,408
Class R-3	20,866		27,939		48,805		17,483		28,785		46,268
Class R-4	30,974		34,911		65,885		26,785		36,123		62,908
Class R-5E	12,059		12,525		24,584		11,398		13,314		24,712
Class R-5	8,952		8,714		17,666		10,028		11,289		21,317
Class R-6	194,268		183,961		378,229		130,612		143,135		273,747
Total	$325,682		$341,782		$667,464		$243,131		$304,067		$547,198

See end of tables for footnote.

American Funds Target Date Retirement Series	53

2015 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$19,687		$19,346		$39,033		$17,908		$19,503		$37,411
Class C	616		938		1,554		538		961		1,499
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	279		275		554		249		275		524
Class F-2	1,044		908		1,952		858		814		1,672
Class F-3	101		85		186		60		55		115
Class R-1	121		190		311		96		195		291
Class R-2	3,197		5,104		8,301		3,018		5,755		8,773
Class R-2E	1,362		1,728		3,090		1,223		1,722		2,945
Class R-3	7,653		8,980		16,633		7,551		10,062		17,613
Class R-4	8,691		8,622		17,313		8,460		9,436		17,896
Class R-5E	3,464		3,200		6,664		4,266		4,191		8,457
Class R-5	2,579		2,223		4,802		3,077		2,910		5,987
Class R-6	63,941		53,724		117,665		47,271		43,596		90,867
Total	$112,735		$105,323		$218,058		$94,575		$99,475		$194,050

2010 Fund

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$11,415		$8,060		$19,475		$10,310		$8,513		$18,823
Class C	396		410		806		295		405		700
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	166		117		283		171		142		313
Class F-2	559		349		908		409		293		702
Class F-3	78		47		125		21		15		36
Class R-1	21		27		48		25		42		67
Class R-2	1,361		1,556		2,917		1,322		1,803		3,125
Class R-2E	921		811		1,732		718		755		1,473
Class R-3	5,133		4,260		9,393		4,733		4,622		9,355
Class R-4	6,336		4,504		10,840		5,968		4,986		10,954
Class R-5E	2,392		1,562		3,954		2,268		1,675		3,943
Class R-5	1,829		1,134		2,963		2,391		1,707		4,098
Class R-6	46,403		27,994		74,397		32,821		22,866		55,687
Total	$77,010		$50,831		$127,841		$61,452		$47,824		$109,276

*	Amount less than one thousand.

54	American Funds Target Date Retirement Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of 2065 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in 2065 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements. For the year ended October 31, 2020, CRMC reimbursed miscellaneous fees of $25,000 for 2065 Fund, which CRMC does not intend to recoup.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2020, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2020, CRMC reimbursed transfer agent services fees of less than $1,000 total for several 2065 Fund share classes, which CRMC does not intend to recoup.

American Funds Target Date Retirement Series	55

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2020, were as follows (dollars in thousands):

2065 Fund*

	Distribution		Transfer agent
Share class	services		services
Class A	$6		$1
Class C	1		—	†
Class T	—		—	†
Class F-1	—	†	—	†
Class F-2	Not applicable		—	†
Class F-3	Not applicable		—	†
Class R-1	—	†	—	†
Class R-2	16		7
Class R-2E	2		1
Class R-3	13		4
Class R-4	2		1
Class R-5E	Not applicable		1
Class R-5	Not applicable		—	†
Class R-6	Not applicable		—	†
Total class-specific expenses	$40		$15

2060 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$822	$251
Class C	419	38
Class T	—	—	†
Class F-1	29	13
Class F-2	Not applicable	19
Class F-3	Not applicable	—	†
Class R-1	22	3
Class R-2	1,322	625
Class R-2E	202	68
Class R-3	985	302
Class R-4	605	245
Class R-5E	Not applicable	138
Class R-5	Not applicable	30
Class R-6	Not applicable	20
Total class-specific expenses	$4,406	$1,752

2055 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,696	$568
Class C	637	60
Class T	—	—	†
Class F-1	69	31
Class F-2	Not applicable	24
Class F-3	Not applicable	—	†
Class R-1	46	6
Class R-2	3,044	1,444
Class R-2E	516	174
Class R-3	2,626	811
Class R-4	1,819	739
Class R-5E	Not applicable	376
Class R-5	Not applicable	105
Class R-6	Not applicable	55
Total class-specific expenses	$10,453	$4,393

2050 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$2,993	$1,045
Class C	1,012	95
Class T	—	—	†
Class F-1	101	46
Class F-2	Not applicable	45
Class F-3	Not applicable	—	†
Class R-1	128	17
Class R-2	4,766	2,263
Class R-2E	899	305
Class R-3	4,769	1,476
Class R-4	3,028	1,233
Class R-5E	Not applicable	679
Class R-5	Not applicable	172
Class R-6	Not applicable	99
Total class-specific expenses	$17,696	$7,475

See end of tables for footnotes.

56	American Funds Target Date Retirement Series

2045 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$3,440	$1,184
Class C	1,067	100
Class T	—	—	†
Class F-1	123	56
Class F-2	Not applicable	59
Class F-3	Not applicable	—	†
Class R-1	152	19
Class R-2	6,118	2,907
Class R-2E	1,361	464
Class R-3	5,440	1,686
Class R-4	3,624	1,476
Class R-5E	Not applicable	821
Class R-5	Not applicable	190
Class R-6	Not applicable	118
Total class-specific expenses	$21,325	$9,080

2040 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$4,624	$1,624
Class C	1,316	124
Class T	—	—	†
Class F-1	212	96
Class F-2	Not applicable	76
Class F-3	Not applicable	—	†
Class R-1	212	28
Class R-2	7,475	3,552
Class R-2E	1,380	470
Class R-3	7,207	2,233
Class R-4	4,602	1,875
Class R-5E	Not applicable	1,109
Class R-5	Not applicable	245
Class R-6	Not applicable	158
Total class-specific expenses	$27,028	$11,590

2035 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$5,564	$1,902
Class C	1,571	148
Class T	—	—	†
Class F-1	262	119
Class F-2	Not applicable	104
Class F-3	Not applicable	—	†
Class R-1	200	26
Class R-2	9,335	4,435
Class R-2E	1,893	645
Class R-3	8,704	2,697
Class R-4	5,302	2,160
Class R-5E	Not applicable	1,181
Class R-5	Not applicable	274
Class R-6	Not applicable	179
Total class-specific expenses	$32,831	$13,870

2030 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$7,462	$2,488
Class C	1,986	187
Class T	—	—	†
Class F-1	277	126
Class F-2	Not applicable	153
Class F-3	Not applicable	—	†
Class R-1	306	40
Class R-2	10,022	4,767
Class R-2E	2,090	713
Class R-3	10,779	3,343
Class R-4	6,565	2,678
Class R-5E	Not applicable	1,567
Class R-5	Not applicable	332
Class R-6	Not applicable	220
Total class-specific expenses	$39,487	$16,614

2025 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$7,578	$2,573
Class C	2,017	190
Class T	—	—	†
Class F-1	188	85
Class F-2	Not applicable	158
Class F-3	Not applicable	—	†
Class R-1	274	37
Class R-2	9,010	4,289
Class R-2E	2,407	824
Class R-3	9,741	3,022
Class R-4	6,041	2,464
Class R-5E	Not applicable	1,398
Class R-5	Not applicable	311
Class R-6	Not applicable	194
Total class-specific expenses	$37,256	$15,545

2020 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$5,877	$1,989
Class C	1,453	138
Class T	—	—	†
Class F-1	134	62
Class F-2	Not applicable	111
Class F-3	Not applicable	—	†
Class R-1	170	23
Class R-2	5,258	2,508
Class R-2E	1,359	465
Class R-3	6,471	2,013
Class R-4	4,053	1,656
Class R-5E	Not applicable	1,021
Class R-5	Not applicable	198
Class R-6	Not applicable	130
Total class-specific expenses	$24,775	$10,314

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

2015 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$2,362	$850
Class C	451	43
Class T	—	—	†
Class F-1	37	17
Class F-2	Not applicable	41
Class F-3	Not applicable	—	†
Class R-1	86	11
Class R-2	1,764	842
Class R-2E	499	173
Class R-3	2,171	677
Class R-4	1,034	422
Class R-5E	Not applicable	279
Class R-5	Not applicable	55
Class R-6	Not applicable	39
Total class-specific expenses	$8,404	$3,449

2010 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,468	$503
Class C	267	26
Class T	—	—	†
Class F-1	22	10
Class F-2	Not applicable	25
Class F-3	Not applicable	—	†
Class R-1	17	2
Class R-2	789	376
Class R-2E	355	121
Class R-3	1,453	451
Class R-4	791	323
Class R-5E	Not applicable	188
Class R-5	Not applicable	40
Class R-6	Not applicable	29
Total class-specific expenses	$5,162	$2,094

*	For the period March 27, 2020, commencement of operations, through October 31, 2020.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
2065 Fund	$ —*	$ —*	$ —*
2060 Fund	8	1	9
2055 Fund	21	3	24
2050 Fund	37	6	43
2045 Fund	44	7	51
2040 Fund	58	9	67
2035 Fund	67	10	77
2030 Fund	83	12	95
2025 Fund	75	11	86
2020 Fund	51	7	58
2015 Fund	16	2	18
2010 Fund	11	2	13

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

58	American Funds Target Date Retirement Series

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2020, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$47,139	$4,712
2060 Fund	1,203,985	73,192
2055 Fund	2,051,006	222,192
2050 Fund	2,864,365	521,161
2045 Fund	3,096,755	519,716
2040 Fund	3,602,393	970,339
2035 Fund	4,942,270	1,879,025
2030 Fund	5,275,019	2,038,720
2025 Fund	5,589,891	2,960,794
2020 Fund	2,484,609	2,147,241
2015 Fund	696,107	681,241
2010 Fund	712,996	452,724

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period March 27, 2020[2] through October 31, 2020

Class A	$7,796	640	$—	—	$(1,225)	(96)	$6,571	544
Class C	353	29	—	—	(26)	(2)	327	27
Class T	10	1	—	—	—	—	10	1
Class F-1	165	13	—	—	(14)	(1)	151	12
Class F-2	295	24	—	—	(1)	— [3]	294	24
Class F-3	37	3	—	—	—	—	37	3
Class R-1	11	1	—	—	— [3]	— [3]	11	1
Class R-2	8,866	728	—	—	(2,424)	(195)	6,442	533
Class R-2E	808	67	—	—	(94)	(7)	714	60
Class R-3	8,910	742	—	—	(1,860)	(152)	7,050	590
Class R-4	5,627	450	—	—	(2,393)	(187)	3,234	263
Class R-5E	2,583	209	—	—	(123)	(10)	2,460	199
Class R-5	1,776	146	—	—	(541)	(42)	1,235	104
Class R-6	20,639	1,620	—	—	(6,888)	(541)	13,751	1,079
Total net increase (decrease)	$57,876	4,673	$—	—	$(15,589)	(1,233)	$42,287	3,440

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

2060 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$145,358	11,151	$8,282	612	$(43,612)	(3,329)	$110,028	8,434
Class C	18,259	1,405	1,014	76	(6,847)	(522)	12,426	959
Class T	—	—	—	—	—	—	—	—
Class F-1	7,919	598	321	24	(2,838)	(221)	5,402	401
Class F-2	16,840	1,279	647	48	(6,898)	(535)	10,589	792
Class F-3	682	52	38	3	(6,208)	(462)	(5,488)	(407)
Class R-1	1,867	146	36	3	(486)	(36)	1,417	113
Class R-2	92,820	7,139	4,332	324	(52,194)	(4,001)	44,958	3,462
Class R-2E	20,826	1,603	867	65	(10,874)	(827)	10,819	841
Class R-3	123,459	9,418	5,256	391	(62,518)	(4,758)	66,197	5,051
Class R-4	155,022	11,863	6,921	511	(83,517)	(6,280)	78,426	6,094
Class R-5E	68,363	5,171	2,439	180	(36,666)	(2,711)	34,136	2,640
Class R-5	35,241	2,654	1,840	135	(23,285)	(1,752)	13,796	1,037
Class R-6	1,018,341	76,562	42,303	3,110	(347,002)	(25,818)	713,642	53,854
Total net increase (decrease)	$1,704,997	129,041	$74,296	5,482	$(682,945)	(51,252)	$1,096,348	83,271

Year ended October 31, 2019

Class A	$113,144	9,120	$4,541	407	$(31,721)	(2,612)	$85,964	6,915
Class C	14,907	1,223	584	53	(4,379)	(357)	11,112	919
Class T	—	—	—	—	—	—	—	—
Class F-1	5,175	416	171	15	(1,671)	(134)	3,675	297
Class F-2	11,178	923	308	28	(4,945)	(405)	6,541	546
Class F-3	974	80	229	21	(1,863)	(150)	(660)	(49)
Class R-1	801	64	30	3	(707)	(58)	124	9
Class R-2	77,305	6,276	2,578	233	(34,337)	(2,789)	45,546	3,720
Class R-2E	15,458	1,253	436	39	(4,557)	(367)	11,337	925
Class R-3	91,159	7,349	2,942	264	(38,202)	(3,100)	55,899	4,513
Class R-4	121,455	9,740	3,616	324	(53,583)	(4,285)	71,488	5,779
Class R-5E	56,521	4,538	1,049	94	(13,970)	(1,165)	43,600	3,467
Class R-5	31,754	2,531	1,260	112	(24,086)	(1,914)	8,928	729
Class R-6	646,395	51,449	18,675	1,664	(145,215)	(11,581)	519,855	41,532
Total net increase (decrease)	$1,186,226	94,962	$36,419	3,257	$(359,236)	(28,917)	$863,409	69,302

See end of tables for footnotes.

60	American Funds Target Date Retirement Series

2055 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$198,086	10,045	$24,026	1,186	$(89,039)	(4,486)	$133,073	6,745
Class C	18,123	938	2,033	102	(9,861)	(506)	10,295	534
Class T	—	—	—	—	—	—	—	—
Class F-1	17,602	884	937	47	(8,303)	(420)	10,236	511
Class F-2	13,730	685	1,052	52	(7,857)	(411)	6,925	326
Class F-3	1,072	54	243	12	(561)	(30)	754	36
Class R-1	1,851	96	142	7	(1,102)	(55)	891	48
Class R-2	146,562	7,547	13,045	657	(120,397)	(6,207)	39,210	1,997
Class R-2E	39,061	1,996	2,911	146	(22,914)	(1,185)	19,058	957
Class R-3	222,050	11,288	18,476	922	(166,305)	(8,510)	74,221	3,700
Class R-4	280,183	14,167	26,974	1,335	(195,289)	(9,840)	111,868	5,662
Class R-5E	132,388	6,679	8,222	408	(94,535)	(4,613)	46,075	2,474
Class R-5	66,892	3,346	9,046	443	(92,392)	(4,581)	(16,454)	(792)
Class R-6	1,893,189	93,864	142,456	6,976	(696,134)	(34,302)	1,339,511	66,538
Total net increase (decrease)	$3,030,789	151,589	$249,563	12,293	$(1,504,689)	(75,146)	$1,775,663	88,736

Year ended October 31, 2019

Class A	$159,436	8,491	$18,198	1,082	$(67,525)	(3,591)	$110,109	5,982
Class C	18,087	981	1,545	93	(8,789)	(476)	10,843	598
Class T	—	—	—	—	—	—	—	—
Class F-1	8,597	461	782	47	(6,527)	(350)	2,852	158
Class F-2	12,501	659	626	38	(4,674)	(252)	8,453	445
Class F-3	2,283	119	194	12	(1,850)	(99)	627	32
Class R-1	1,861	102	130	8	(1,792)	(98)	199	12
Class R-2	140,503	7,643	10,807	654	(104,637)	(5,710)	46,673	2,587
Class R-2E	35,323	1,911	1,791	108	(11,806)	(634)	25,308	1,385
Class R-3	205,166	11,031	14,544	873	(141,649)	(7,657)	78,061	4,247
Class R-4	287,390	15,384	18,950	1,129	(142,823)	(7,620)	163,517	8,893
Class R-5E	129,180	6,977	5,941	354	(52,108)	(2,955)	83,013	4,376
Class R-5	79,400	4,203	8,624	509	(87,234)	(4,610)	790	102
Class R-6	1,491,604	78,684	80,327	4,742	(352,023)	(18,516)	1,219,908	64,910
Total net increase (decrease)	$2,571,331	136,646	$162,459	9,649	$(983,437)	(52,568)	$1,750,353	93,727

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

2050 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$278,706	17,657	$48,039	2,969	$(164,943)	(10,468)	$161,802	10,158
Class C	29,620	1,914	3,471	219	(15,957)	(1,030)	17,134	1,103
Class T	—	—	—	—	—	—	—	—
Class F-1	21,438	1,354	1,500	93	(9,931)	(641)	13,007	806
Class F-2	21,689	1,375	2,036	126	(10,278)	(658)	13,447	843
Class F-3	2,300	150	394	24	(6,726)	(455)	(4,032)	(281)
Class R-1	3,402	218	422	27	(2,548)	(160)	1,276	85
Class R-2	204,289	13,174	22,135	1,397	(174,294)	(11,272)	52,130	3,299
Class R-2E	53,661	3,477	5,407	340	(40,307)	(2,624)	18,761	1,193
Class R-3	308,707	19,693	36,517	2,282	(270,478)	(17,251)	74,746	4,724
Class R-4	391,548	24,711	48,694	3,019	(307,798)	(19,401)	132,444	8,329
Class R-5E	199,765	12,657	16,484	1,023	(169,645)	(10,387)	46,604	3,293
Class R-5	87,689	5,458	16,112	988	(152,957)	(9,537)	(49,156)	(3,091)
Class R-6	2,844,461	176,675	283,651	17,455	(1,326,044)	(82,247)	1,802,068	111,883
Total net increase (decrease)	$4,447,275	278,513	$484,862	29,962	$(2,651,906)	(166,131)	$2,280,231	142,344

Year ended October 31, 2019

Class A	$240,734	15,993	$38,790	2,880	$(118,116)	(7,840)	$161,408	11,033
Class C	26,799	1,822	2,674	202	(12,979)	(881)	16,494	1,143
Class T	—	—	—	—	—	—	—	—
Class F-1	11,871	798	1,161	87	(6,249)	(417)	6,783	468
Class F-2	26,449	1,820	1,395	104	(17,635)	(1,188)	10,209	736
Class F-3	6,125	411	123	9	(930)	(64)	5,318	356
Class R-1	3,921	268	418	32	(4,672)	(315)	(333)	(15)
Class R-2	196,167	13,331	18,849	1,426	(154,629)	(10,540)	60,387	4,217
Class R-2E	51,516	3,495	3,996	301	(22,503)	(1,517)	33,009	2,279
Class R-3	307,327	20,708	30,451	2,284	(229,788)	(15,545)	107,990	7,447
Class R-4	410,221	27,456	37,489	2,791	(254,769)	(16,963)	192,941	13,284
Class R-5E	221,615	14,917	11,145	830	(62,695)	(4,355)	170,065	11,392
Class R-5	107,422	7,098	16,656	1,228	(156,190)	(10,274)	(32,112)	(1,948)
Class R-6	2,446,663	161,839	176,563	13,060	(635,129)	(41,898)	1,988,097	133,001
Total net increase (decrease)	$4,056,830	269,956	$339,710	25,234	$(1,676,284)	(111,797)	$2,720,256	183,393

See end of tables for footnotes.

62	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$291,577	18,099	$55,192	3,351	$(162,323)	(10,046)	$184,446	11,404
Class C	27,661	1,748	3,760	233	(16,955)	(1,070)	14,466	911
Class T	—	—	—	—	—	—	—	—
Class F-1	24,701	1,531	1,874	114	(14,416)	(916)	12,159	729
Class F-2	28,201	1,749	2,825	172	(15,252)	(970)	15,774	951
Class F-3	2,565	165	133	8	(843)	(52)	1,855	121
Class R-1	7,095	448	467	29	(4,094)	(253)	3,468	224
Class R-2	234,767	14,891	29,413	1,828	(225,048)	(14,358)	39,132	2,361
Class R-2E	60,966	3,836	8,516	525	(49,549)	(3,163)	19,933	1,198
Class R-3	369,536	23,188	42,572	2,616	(345,242)	(21,700)	66,866	4,104
Class R-4	420,420	26,106	59,702	3,634	(368,176)	(22,824)	111,946	6,916
Class R-5E	231,196	14,353	20,168	1,230	(214,336)	(12,867)	37,028	2,716
Class R-5	85,557	5,242	18,056	1,087	(155,737)	(9,447)	(52,124)	(3,118)
Class R-6	3,066,550	186,938	342,309	20,696	(1,350,295)	(82,371)	2,058,564	125,263
Total net increase (decrease)	$4,850,792	298,294	$584,987	35,523	$(2,922,266)	(180,037)	$2,513,513	153,780

Year ended October 31, 2019

Class A	$258,071	16,808	$44,952	3,269	$(131,331)	(8,571)	$171,692	11,506
Class C	28,931	1,928	2,914	215	(14,165)	(942)	17,680	1,201
Class T	—	—	—	—	—	—	—	—
Class F-1	15,632	1,028	1,367	101	(6,518)	(426)	10,481	703
Class F-2	28,732	1,905	1,935	141	(9,134)	(593)	21,533	1,453
Class F-3	1,821	118	87	7	(759)	(51)	1,149	74
Class R-1	4,377	291	419	31	(3,986)	(268)	810	54
Class R-2	235,545	15,748	25,648	1,905	(195,122)	(13,042)	66,071	4,611
Class R-2E	69,942	4,666	6,403	472	(30,150)	(2,000)	46,195	3,138
Class R-3	347,867	22,972	36,327	2,671	(282,549)	(18,778)	101,645	6,865
Class R-4	467,187	30,664	46,397	3,382	(264,596)	(17,303)	248,988	16,743
Class R-5E	261,365	17,389	15,033	1,098	(80,829)	(5,522)	195,569	12,965
Class R-5	104,514	6,782	19,808	1,429	(175,195)	(11,320)	(50,873)	(3,109)
Class R-6	2,708,687	175,667	217,181	15,726	(637,200)	(41,156)	2,288,668	150,237
Total net increase (decrease)	$4,532,671	295,966	$418,471	30,447	$(1,831,534)	(119,972)	$3,119,608	206,441

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

2040 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$370,951	23,370	$76,964	4,763	$(228,957)	(14,502)	$218,958	13,631
Class C	30,984	1,996	4,794	302	(23,467)	(1,514)	12,311	784
Class T	—	—	—	—	—	—	—	—
Class F-1	46,129	2,926	3,266	204	(22,906)	(1,488)	26,489	1,642
Class F-2	31,843	2,004	3,676	227	(18,102)	(1,172)	17,417	1,059
Class F-3	4,585	278	180	11	(908)	(54)	3,857	235
Class R-1	4,065	262	738	46	(4,675)	(295)	128	13
Class R-2	264,193	17,054	36,207	2,287	(263,024)	(17,094)	37,376	2,247
Class R-2E	67,104	4,313	8,888	558	(64,001)	(4,160)	11,991	711
Class R-3	414,469	26,367	57,027	3,562	(391,197)	(25,044)	80,299	4,885
Class R-4	505,079	31,842	77,531	4,810	(491,636)	(30,887)	90,974	5,765
Class R-5E	262,038	16,472	28,558	1,774	(320,629)	(19,519)	(30,033)	(1,273)
Class R-5	102,069	6,344	23,554	1,446	(200,114)	(12,454)	(74,491)	(4,664)
Class R-6	3,749,440	232,274	475,220	29,280	(2,054,058)	(127,684)	2,170,602	133,870
Total net increase (decrease)	$5,852,949	365,502	$796,603	49,270	$(4,083,674)	(255,867)	$2,565,878	158,905

Year ended October 31, 2019

Class A	$342,510	22,653	$63,962	4,720	$(185,979)	(12,323)	$220,493	15,050
Class C	34,065	2,302	3,860	289	(16,774)	(1,136)	21,151	1,455
Class T	—	—	—	—	—	—	—	—
Class F-1	23,393	1,567	2,413	179	(9,229)	(610)	16,577	1,136
Class F-2	31,890	2,111	2,487	184	(12,280)	(814)	22,097	1,481
Class F-3	1,741	114	167	12	(1,878)	(126)	30	— [3]
Class R-1	4,868	329	733	55	(5,184)	(349)	417	35
Class R-2	260,465	17,681	33,519	2,524	(252,801)	(17,166)	41,183	3,039
Class R-2E	84,308	5,695	6,725	504	(41,170)	(2,759)	49,863	3,440
Class R-3	406,408	27,246	50,790	3,782	(354,697)	(23,852)	102,501	7,176
Class R-4	563,472	37,619	65,042	4,814	(411,130)	(27,391)	217,384	15,042
Class R-5E	372,783	25,152	20,999	1,557	(97,840)	(6,771)	295,942	19,938
Class R-5	140,982	9,263	25,973	1,903	(235,182)	(15,426)	(68,227)	(4,260)
Class R-6	3,434,425	226,679	316,236	23,270	(885,657)	(58,203)	2,865,004	191,746
Total net increase (decrease)	$5,701,310	378,411	$592,906	43,793	$(2,509,801)	(166,926)	$3,784,415	255,278

See end of tables for footnotes.

64	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$450,502	29,065	$88,558	5,626	$(304,387)	(19,801)	$234,673	14,890
Class C	35,635	2,349	5,518	357	(27,168)	(1,790)	13,985	916
Class T	—	—	—	—	—	—	—	—
Class F-1	45,094	2,917	3,995	255	(19,927)	(1,322)	29,162	1,850
Class F-2	48,510	3,132	4,578	291	(29,782)	(1,970)	23,306	1,453
Class F-3	2,897	180	635	40	(2,135)	(135)	1,397	85
Class R-1	5,789	378	711	47	(5,950)	(385)	550	40
Class R-2	307,882	20,309	44,781	2,904	(327,823)	(21,845)	24,840	1,368
Class R-2E	93,112	6,117	11,908	769	(78,906)	(5,305)	26,114	1,581
Class R-3	515,159	33,569	67,614	4,340	(503,990)	(32,900)	78,783	5,009
Class R-4	546,318	35,296	88,711	5,650	(554,522)	(35,882)	80,507	5,064
Class R-5E	305,105	19,586	29,241	1,864	(432,017)	(26,917)	(97,671)	(5,467)
Class R-5	115,632	7,380	25,374	1,600	(212,107)	(13,466)	(71,101)	(4,486)
Class R-6	4,309,937	273,612	523,517	33,155	(2,176,132)	(139,098)	2,657,322	167,669
Total net increase (decrease)	$6,781,572	433,890	$895,141	56,898	$(4,674,846)	(300,816)	$3,001,867	189,972

Year ended October 31, 2019

Class A	$400,930	27,169	$73,202	5,504	$(210,472)	(14,269)	$263,660	18,404
Class C	39,801	2,758	4,528	346	(23,903)	(1,655)	20,426	1,449
Class T	—	—	—	—	—	—	—	—
Class F-1	30,599	2,086	2,878	217	(14,547)	(993)	18,930	1,310
Class F-2	38,453	2,612	3,241	244	(17,152)	(1,166)	24,542	1,690
Class F-3	10,507	742	209	16	(7,924)	(554)	2,792	204
Class R-1	6,426	441	655	50	(4,889)	(341)	2,192	150
Class R-2	323,787	22,434	40,061	3,069	(278,685)	(19,355)	85,163	6,148
Class R-2E	102,559	7,088	9,066	692	(50,590)	(3,470)	61,035	4,310
Class R-3	484,406	33,243	59,277	4,501	(406,434)	(28,011)	137,249	9,733
Class R-4	643,184	43,908	72,329	5,455	(425,980)	(28,892)	289,533	20,471
Class R-5E	370,613	25,538	26,222	1,979	(108,284)	(7,596)	288,551	19,921
Class R-5	138,076	9,309	27,791	2,076	(230,921)	(15,589)	(65,054)	(4,204)
Class R-6	3,739,259	252,629	348,260	26,106	(952,282)	(64,045)	3,135,237	214,690
Total net increase (decrease)	$6,328,600	429,957	$667,719	50,255	$(2,732,063)	(185,936)	$4,264,256	294,276

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

2030 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$613,528	40,685	$108,293	7,158	$(420,071)	(28,369)	$301,750	19,474
Class C	46,228	3,145	6,473	435	(38,334)	(2,621)	14,367	959
Class T	—	—	—	—	—	—	—	—
Class F-1	54,543	3,655	3,943	263	(30,368)	(2,067)	28,118	1,851
Class F-2	84,212	5,623	6,677	442	(46,414)	(3,204)	44,475	2,861
Class F-3	7,449	495	727	48	(5,240)	(366)	2,936	177
Class R-1	6,885	465	976	65	(9,273)	(634)	(1,412)	(104)
Class R-2	328,988	22,343	44,376	2,990	(358,132)	(24,671)	15,232	662
Class R-2E	108,646	7,374	12,142	814	(92,115)	(6,333)	28,673	1,855
Class R-3	596,578	40,105	78,448	5,233	(601,408)	(40,729)	73,618	4,609
Class R-4	683,887	45,506	102,936	6,817	(743,198)	(49,680)	43,625	2,643
Class R-5E	398,240	26,510	37,299	2,474	(572,166)	(37,129)	(136,627)	(8,145)
Class R-5	140,434	9,256	28,414	1,863	(229,947)	(15,223)	(61,099)	(4,104)
Class R-6	5,143,520	337,479	614,609	40,488	(2,911,837)	(192,874)	2,846,292	185,093
Total net increase (decrease)	$8,213,138	542,641	$1,045,313	69,090	$(6,058,503)	(403,900)	$3,199,948	207,831

Year ended October 31, 2019

Class A	$554,139	38,553	$91,977	7,021	$(310,242)	(21,614)	$335,874	23,960
Class C	49,045	3,492	5,395	418	(26,144)	(1,865)	28,296	2,045
Class T	—	—	—	—	—	—	—	—
Class F-1	34,376	2,417	3,265	251	(22,203)	(1,565)	15,438	1,103
Class F-2	70,908	4,944	4,786	366	(38,114)	(2,672)	37,580	2,638
Class F-3	7,868	535	372	28	(2,212)	(157)	6,028	406
Class R-1	8,175	575	966	75	(8,570)	(605)	571	45
Class R-2	326,027	23,260	41,173	3,202	(303,210)	(21,677)	63,990	4,785
Class R-2E	122,208	8,692	9,327	721	(65,776)	(4,654)	65,759	4,759
Class R-3	565,292	39,826	71,318	5,494	(500,793)	(35,388)	135,817	9,932
Class R-4	784,927	55,031	88,849	6,798	(587,711)	(41,181)	286,065	20,648
Class R-5E	492,441	34,888	31,338	2,401	(118,144)	(8,468)	405,635	28,821
Class R-5	170,747	11,840	31,754	2,407	(300,677)	(20,734)	(98,176)	(6,487)
Class R-6	4,653,217	323,253	420,552	32,006	(1,322,780)	(91,552)	3,750,989	263,707
Total net increase (decrease)	$7,839,370	547,306	$801,072	61,188	$(3,606,576)	(252,132)	$5,033,866	356,362

See end of tables for footnotes.

66	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$684,937	48,480	$103,925	7,397	$(495,141)	(35,693)	$293,721	20,184
Class C	46,307	3,357	6,019	436	(38,791)	(2,832)	13,535	961
Class T	—	—	—	—	—	—	—	—
Class F-1	50,472	3,585	2,368	170	(23,714)	(1,740)	29,126	2,015
Class F-2	69,776	4,969	6,576	469	(44,885)	(3,279)	31,467	2,159
Class F-3	6,645	465	461	33	(2,284)	(162)	4,822	336
Class R-1	5,095	367	842	61	(8,960)	(642)	(3,023)	(214)
Class R-2	302,365	21,931	36,541	2,652	(355,030)	(26,049)	(16,124)	(1,466)
Class R-2E	109,769	7,973	13,016	941	(114,759)	(8,360)	8,026	554
Class R-3	588,651	42,300	66,419	4,775	(609,272)	(44,338)	45,798	2,737
Class R-4	623,427	44,467	88,765	6,331	(741,242)	(53,215)	(29,050)	(2,417)
Class R-5E	378,627	26,959	30,510	2,179	(617,111)	(43,045)	(207,974)	(13,907)
Class R-5	121,518	8,552	25,006	1,767	(226,591)	(16,074)	(80,067)	(5,755)
Class R-6	4,778,320	335,677	507,815	36,015	(2,792,706)	(198,646)	2,493,429	173,046
Total net increase (decrease)	$7,765,909	549,082	$888,263	63,226	$(6,070,486)	(434,075)	$2,583,686	178,233

Year ended October 31, 2019

Class A	$573,715	42,730	$88,957	7,191	$(360,277)	(26,916)	$302,395	23,005
Class C	48,340	3,682	5,087	418	(30,036)	(2,284)	23,391	1,816
Class T	—	—	—	—	—	—	—	—
Class F-1	22,071	1,664	2,122	173	(19,140)	(1,430)	5,053	407
Class F-2	65,328	4,869	4,807	389	(29,047)	(2,168)	41,088	3,090
Class F-3	7,399	551	457	37	(8,244)	(619)	(388)	(31)
Class R-1	9,410	714	809	66	(8,102)	(616)	2,117	164
Class R-2	286,950	21,928	34,456	2,836	(301,324)	(23,056)	20,082	1,708
Class R-2E	132,865	10,125	10,626	872	(80,018)	(6,053)	63,473	4,944
Class R-3	538,422	40,610	60,167	4,908	(507,639)	(38,398)	90,950	7,120
Class R-4	766,822	57,482	76,025	6,161	(566,537)	(42,339)	276,310	21,304
Class R-5E	465,138	35,217	29,261	2,375	(134,710)	(10,204)	359,689	27,388
Class R-5	169,848	12,581	26,910	2,161	(256,971)	(18,994)	(60,213)	(4,252)
Class R-6	4,275,763	317,414	345,159	27,813	(1,356,255)	(100,409)	3,264,667	244,818
Total net increase (decrease)	$7,362,071	549,567	$684,843	55,400	$(3,658,300)	(273,486)	$4,388,614	331,481

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

2020 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$474,891	36,657	$87,268	6,744	$(444,179)	(34,768)	$117,980	8,633
Class C	28,769	2,256	4,859	381	(34,223)	(2,721)	(595)	(84)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,950	2,180	1,991	155	(22,175)	(1,775)	7,766	560
Class F-2	48,009	3,728	5,073	393	(39,021)	(3,077)	14,061	1,044
Class F-3	4,830	375	339	26	(2,833)	(220)	2,336	181
Class R-1	2,549	202	564	44	(5,592)	(445)	(2,479)	(199)
Class R-2	160,380	12,632	23,690	1,858	(241,357)	(19,169)	(57,287)	(4,679)
Class R-2E	67,628	5,340	8,234	646	(85,285)	(6,783)	(9,423)	(797)
Class R-3	335,747	26,185	48,767	3,798	(489,209)	(38,486)	(104,695)	(8,503)
Class R-4	422,622	32,704	65,885	5,099	(640,409)	(49,969)	(151,902)	(12,166)
Class R-5E	258,249	19,927	24,583	1,907	(528,492)	(40,020)	(245,660)	(18,186)
Class R-5	68,490	5,257	17,649	1,355	(167,959)	(12,936)	(81,820)	(6,324)
Class R-6	3,006,511	229,551	378,224	29,117	(2,530,556)	(195,728)	854,179	62,940
Total net increase (decrease)	$4,906,625	376,994	$667,126	51,523	$(5,231,290)	(406,097)	$342,461	22,420

Year ended October 31, 2019

Class A	$393,455	31,383	$77,644	6,665	$(357,499)	(28,570)	$113,600	9,478
Class C	35,550	2,899	4,167	363	(26,764)	(2,181)	12,953	1,081
Class T	—	—	—	—	—	—	—	—
Class F-1	12,304	989	1,793	155	(12,978)	(1,043)	1,119	101
Class F-2	43,489	3,474	3,881	334	(28,046)	(2,245)	19,324	1,563
Class F-3	6,739	531	268	23	(5,230)	(423)	1,777	131
Class R-1	5,450	439	534	46	(5,975)	(483)	9	2
Class R-2	178,766	14,611	23,283	2,028	(239,573)	(19,542)	(37,524)	(2,903)
Class R-2E	90,232	7,324	6,408	558	(51,475)	(4,175)	45,165	3,707
Class R-3	366,168	29,561	46,245	4,000	(427,540)	(34,523)	(15,127)	(962)
Class R-4	461,336	37,015	62,908	5,409	(559,290)	(44,869)	(35,046)	(2,445)
Class R-5E	365,074	29,605	24,711	2,132	(142,581)	(11,431)	247,204	20,306
Class R-5	111,498	8,862	21,311	1,818	(235,319)	(18,605)	(102,510)	(7,925)
Class R-6	3,002,701	239,218	273,710	23,435	(1,548,339)	(122,979)	1,728,072	139,674
Total net increase (decrease)	$5,072,762	405,911	$546,863	46,966	$(3,640,609)	(291,069)	$1,979,016	161,808

See end of tables for footnotes.

68	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$123,049	10,401	$38,902	3,283	$(172,309)	(14,722)	$(10,358)	(1,038)
Class C	5,256	455	1,553	133	(10,220)	(887)	(3,411)	(299)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,719	413	554	47	(3,209)	(280)	2,064	180
Class F-2	15,157	1,279	1,935	163	(13,092)	(1,127)	4,000	315
Class F-3	533	44	148	12	(1,523)	(128)	(842)	(72)
Class R-1	837	72	311	27	(2,725)	(233)	(1,577)	(134)
Class R-2	42,056	3,622	8,300	710	(82,446)	(7,149)	(32,090)	(2,817)
Class R-2E	32,090	2,757	3,091	265	(41,399)	(3,612)	(6,218)	(590)
Class R-3	102,058	8,665	16,621	1,412	(149,126)	(12,813)	(30,447)	(2,736)
Class R-4	118,615	10,071	17,305	1,463	(180,367)	(15,340)	(44,447)	(3,806)
Class R-5E	92,942	7,831	6,664	564	(162,868)	(13,446)	(63,262)	(5,051)
Class R-5	18,443	1,572	4,802	403	(49,590)	(4,164)	(26,345)	(2,189)
Class R-6	935,503	78,320	117,663	9,913	(816,527)	(69,303)	236,639	18,930
Total net increase (decrease)	$1,491,258	125,502	$217,849	18,395	$(1,685,401)	(143,204)	$23,706	693

Year ended October 31, 2019

Class A	$117,189	10,208	$37,307	3,474	$(162,733)	(14,172)	$(8,237)	(490)
Class C	7,163	634	1,498	141	(9,601)	(851)	(940)	(76)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,931	254	524	49	(3,577)	(316)	(122)	(13)
Class F-2	12,245	1,066	1,663	155	(9,344)	(822)	4,564	399
Class F-3	2,521	221	76	7	(3,160)	(278)	(563)	(50)
Class R-1	1,506	133	291	27	(2,664)	(235)	(867)	(75)
Class R-2	53,558	4,751	8,768	827	(95,613)	(8,485)	(33,287)	(2,907)
Class R-2E	35,999	3,191	2,945	279	(41,219)	(3,630)	(2,275)	(160)
Class R-3	110,776	9,761	17,613	1,652	(178,602)	(15,713)	(50,213)	(4,300)
Class R-4	131,847	11,532	17,895	1,669	(184,837)	(16,149)	(35,095)	(2,948)
Class R-5E	87,812	7,760	8,457	792	(58,908)	(5,139)	37,361	3,413
Class R-5	24,090	2,090	5,987	555	(57,740)	(4,994)	(27,663)	(2,349)
Class R-6	1,007,528	87,449	90,866	8,453	(662,359)	(57,321)	436,035	38,581
Total net increase (decrease)	$1,595,165	139,050	$193,890	18,080	$(1,470,357)	(128,105)	$318,698	29,025

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

2010 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$129,464	11,589	$19,311	1,726	$(107,694)	(9,754)	$41,081	3,561
Class C	7,637	697	794	72	(9,847)	(916)	(1,416)	(147)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,809	258	283	25	(2,607)	(236)	485	47
Class F-2	14,561	1,322	895	80	(10,622)	(940)	4,834	462
Class F-3	2,730	245	125	11	(932)	(82)	1,923	174
Class R-1	362	32	48	4	(440)	(39)	(30)	(3)
Class R-2	32,744	2,978	2,914	264	(43,937)	(4,000)	(8,279)	(758)
Class R-2E	28,889	2,625	1,732	157	(26,672)	(2,412)	3,949	370
Class R-3	95,151	8,585	9,388	844	(125,276)	(11,324)	(20,737)	(1,895)
Class R-4	97,461	8,793	10,839	970	(119,843)	(10,799)	(11,543)	(1,036)
Class R-5E	69,199	6,199	3,954	355	(92,886)	(8,209)	(19,733)	(1,655)
Class R-5	19,512	1,745	2,963	264	(30,312)	(2,709)	(7,837)	(700)
Class R-6	925,026	82,350	74,397	6,637	(731,088)	(65,283)	268,335	23,704
Total net increase (decrease)	$1,425,545	127,418	$127,643	11,409	$(1,302,156)	(116,703)	$251,032	22,124

Year ended October 31, 2019

Class A	$72,555	6,683	$18,671	1,834	$(89,688)	(8,282)	$1,538	235
Class C	6,471	603	690	68	(5,898)	(556)	1,263	115
Class T	—	—	—	—	—	—	—	—
Class F-1	3,852	359	310	31	(4,424)	(420)	(262)	(30)
Class F-2	10,130	930	702	69	(5,815)	(533)	5,017	466
Class F-3	3,207	302	36	4	(1,411)	(132)	1,832	174
Class R-1	432	40	67	6	(1,442)	(135)	(943)	(89)
Class R-2	33,541	3,151	3,121	310	(41,217)	(3,853)	(4,555)	(392)
Class R-2E	27,922	2,639	1,473	147	(20,852)	(1,977)	8,543	809
Class R-3	86,329	8,034	9,355	925	(98,447)	(9,155)	(2,763)	(196)
Class R-4	96,903	9,001	10,954	1,078	(110,605)	(10,234)	(2,748)	(155)
Class R-5E	76,431	7,078	3,942	389	(37,281)	(3,443)	43,092	4,024
Class R-5	24,804	2,287	4,098	401	(61,002)	(5,556)	(32,100)	(2,868)
Class R-6	823,831	75,716	55,687	5,465	(450,319)	(41,305)	429,199	39,876
Total net increase (decrease)	$1,266,408	116,823	$109,106	10,727	$(928,401)	(85,581)	$447,113	41,969

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Amount less than one thousand.

70	American Funds Target Date Retirement Series

Financial highlights

2065 Fund

		Income from investment operations[1]										Ratio of expenses to		Ratio of expenses to				Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before reimburse- ments[4]		average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		net income (loss) to average net assets[3]
Class A:
10/31/2020[6,7]	$10.00	$.05		$2.61	$2.66	$—	$12.66	26.60%[8]		$7		.60%[9]		.38%[9]		.75%[9]		.67%[9]
Class C:
10/31/2020[6,7]	10.00	—	[10]	2.63	2.63	—	12.63	26.30	[8]	—	[11]	1.17	[9]	1.00	[9]	1.37	[9]	—	[9,12]
Class T:
10/31/2020[6,7]	10.00	.07		2.62	2.69	—	12.69	26.90	[8,13]	—	[11]	.48	[9,13]	.02	[9,13]	.39	[9,13]	.94	[9,13]
Class F-1:
10/31/2020[6,7]	10.00	.06		2.62	2.68	—	12.68	26.70	[8]	—	[11]	.47	[9]	.28	[9]	.65	[9]	.77	[9]
Class F-2:
10/31/2020[6,7]	10.00	.07		2.62	2.69	—	12.69	26.90	[8]	—	[11]	.27	[9]	.03	[9]	.40	[9]	.86	[9]
Class F-3:
10/31/2020[6,7]	10.00	.07		2.62	2.69	—	12.69	26.90	[8]	—	[11]	.30	[9]	—	[9,12]	.37	[9]	.99	[9]
Class R-1:
10/31/2020[6,7]	10.00	.07		2.62	2.69	—	12.69	26.90	[8,13]	—	[11]	.45	[9,13]	.06	[9,13]	.43	[9,13]	.90	[9,13]
Class R-2:
10/31/2020[6,7]	10.00	—	[10]	2.61	2.61	—	12.61	26.10	[8]	7		1.31	[9]	1.11	[9]	1.48	[9]	(.04)[9]
Class R-2E:
10/31/2020[6,7]	10.00	.02		2.62	2.64	—	12.64	26.40	[8]	1		1.01	[9]	.79	[9]	1.16	[9]	.27	[9]
Class R-3:
10/31/2020[6,7]	10.00	.03		2.61	2.64	—	12.64	26.40	[8]	8		.91	[9]	.66	[9]	1.03	[9]	.45	[9]
Class R-4:
10/31/2020[6,7]	10.00	.05		2.62	2.67	—	12.67	26.70	[8]	3		.57	[9]	.36	[9]	.73	[9]	.71	[9]
Class R-5E:
10/31/2020[6,7]	10.00	.07		2.61	2.68	—	12.68	26.80	[8]	3		.35	[9]	.17	[9]	.54	[9]	.99	[9]
Class R-5:
10/31/2020[6,7]	10.00	.08		2.61	2.69	—	12.69	26.90	[8]	1		.33	[9]	.07	[9]	.44	[9]	1.03	[9]
Class R-6:
10/31/2020[6,7]	10.00	.09		2.60	2.69	—	12.69	26.90	[8]	14		.18	[9]	.04	[9]	.41	[9]	1.16	[9]

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2060 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$13.16	$.15	$1.05	$1.20	$(.10)	$(.34)	$(.44)	$13.92	9.25%		$363		.38%		.38%		.76%		1.15%
10/31/2019	12.14	.16	1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22		232		.40		.40		.79		1.27
10/31/2018	12.20	.14	(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06		130		.37		.37		.77		1.10
10/31/2017	10.27	.13	2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55		78		.40		.36		.76		1.19
10/31/2016	9.97	.13	.24	.37	(.07)	— [10]	(.07)	10.27	3.79		38		.58		.35		.76		1.35
Class C:
10/31/2020	12.96	.06	1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43		49		1.11		1.11		1.49		.44
10/31/2019	11.96	.06	1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46		34		1.12		1.12		1.51		.51
10/31/2018	12.05	.04	— [10]	.04	(.02)	(.11)	(.13)	11.96	.25		20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04	2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63		13		1.20		1.16		1.56		.36
10/31/2016	9.93	.04	.25	.29	(.04)	— [10]	(.04)	10.18	2.98		5		1.32		1.15		1.56		.38
Class T:
10/31/2020	13.20	.19	1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48	[13]	—	[11]	.16	[13]	.16	[13]	.54	[13]	1.45	[13]
10/31/2019	12.16	.20	1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54	[13]	—	[11]	.16	[13]	.16	[13]	.55	[13]	1.58	[13]
10/31/2018	12.22	.17	(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20	[13]	—	[11]	.17	[13]	.17	[13]	.57	[13]	1.36	[13]
10/31/2017[6,14]	10.94	.06	1.22	1.28	—	—	—	12.22	11.70	[8,13]	—	[11]	.18	[9,13]	.14	[9,13]	.54	[9,13]	.95	[9,13]
Class F-1:
10/31/2020	13.17	.15	1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24		15		.38		.38		.76		1.15
10/31/2019	12.15	.15	1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26		9		.39		.39		.78		1.23
10/31/2018	12.21	.13	— [10]	.13	(.08)	(.11)	(.19)	12.15	1.04		5		.39		.39		.79		.99
10/31/2017	10.29	.12	2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55		1		.45		.41		.81		1.02
10/31/2016	9.98	.12	.25	.37	(.06)	— [10]	(.06)	10.29	3.77		—	[11]	.41		.34		.75		1.14
Class F-2:
10/31/2020	13.23	.19	1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52		29		.10		.10		.48		1.41
10/31/2019	12.20	.18	1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50		17		.12		.12		.51		1.46
10/31/2018	12.25	.16	.01	.17	(.11)	(.11)	(.22)	12.20	1.32		9		.13		.13		.53		1.27
10/31/2017	10.30	.15	2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82		2		.19		.15		.55		1.33
10/31/2016	9.98	.18	.22	.40	(.08)	— [10]	(.08)	10.30	4.03		1		.44		.15		.56		1.80
Class F-3:
10/31/2020	13.21	.17	1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59		1		.02		.02		.40		1.27
10/31/2019	12.17	.22	1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69		6		.03		.03		.42		1.77
10/31/2018	12.23	.19	(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28		7		.04		.04		.44		1.47
10/31/2017[6,15]	10.65	.09	1.49	1.58	—	—	—	12.23	14.84	[8]	6		.06	[9]	.02	[9]	.42	[9]	1.06	[9]
Class R-1:
10/31/2020	13.01	.04	1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40		3		1.14		1.14		1.52		.28
10/31/2019	12.01	.07	1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47		1		1.10		1.10		1.49		.60
10/31/2018	12.10	.04	— [10]	.04	(.02)	(.11)	(.13)	12.01	.27		1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04	2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68		1		1.17		1.14		1.54		.32
10/31/2016	9.97	.04	.26	.30	(.06)	— [10]	(.06)	10.21	3.06	[13]	—	[11]	1.28	[13]	1.08	[13]	1.49	[13]	.43	[13]
Class R-2:
10/31/2020	12.96	.06	1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42		204		1.12		1.12		1.50		.44
10/31/2019	11.96	.07	1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44		148		1.13		1.13		1.52		.53
10/31/2018	12.06	.04	(.01)	.03	(.02)	(.11)	(.13)	11.96	.22		92		1.14		1.14		1.54		.35
10/31/2017	10.18	.04	2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71		58		1.19		1.15		1.55		.36
10/31/2016	9.93	.03	.27	.30	(.05)	— [10]	(.05)	10.18	3.03		21		1.32		1.15		1.56		.29
Class R-2E:
10/31/2020	13.04	.09	1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74		40		.82		.82		1.20		.71
10/31/2019	12.04	.10	1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75		27		.83		.83		1.22		.79
10/31/2018	12.14	.07	.01	.08	(.07)	(.11)	(.18)	12.04	.57		14		.84		.84		1.24		.58
10/31/2017	10.25	.06	2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94		5		.85		.82		1.22		.52
10/31/2016	9.98	.05	.29	.34	(.07)	— [10]	(.07)	10.25	3.47		—	[11]	.93		.82		1.23		.53

See end of tables for footnotes.

72	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$13.08	$.11	$1.04	$1.15	$(.07)	$(.34)	$(.41)	$13.82	8.91%		$236	.67%		.67%		1.05%		.86%
10/31/2019	12.07	.12	1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91		158	.68		.68		1.07		.96
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69		91	.69		.69		1.09		.77
10/31/2017	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25		49	.74		.70		1.10		.79
10/31/2016	9.95	.07	.27	.34	(.06)	— [10]	(.06)	10.23	3.44		19	.90		.72		1.13		.69
Class R-4:
10/31/2020	13.16	.16	1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27		285	.37		.37		.75		1.17
10/31/2019	12.13	.16	1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30		190	.38		.38		.77		1.25
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98		105	.39		.39		.79		1.07
10/31/2017	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57		57	.43		.40		.80		1.04
10/31/2016	9.97	.10	.27	.37	(.07)	— [10]	(.07)	10.27	3.73		16	.55		.40		.81		1.02
Class R-5E:
10/31/2020	13.18	.19	1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50		116	.17		.17		.55		1.41
10/31/2019	12.16	.18	1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43		75	.17		.17		.56		1.39
10/31/2018	12.22	.15	.01	.16	(.11)	(.11)	(.22)	12.16	1.22		27	.18		.18		.58		1.21
10/31/2017	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79		7	.22		.19		.59		1.13
10/31/2016[6,16]	10.02	.10	.24	.34	(.08)	— [10]	(.08)	10.28	3.41	[8]	1	.24	[9]	.21	[9]	.62	[9]	1.01	[9]
Class R-5:
10/31/2020	13.25	.20	1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60		66	.07		.07		.45		1.51
10/31/2019	12.21	.20	1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59		48	.08		.08		.47		1.61
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31		35	.10		.10		.50		1.38
10/31/2017	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90		47	.13		.09		.49		1.25
10/31/2016	9.99	.12	.27	.39	(.07)	— [10]	(.07)	10.31	4.02		8	.23		.10		.51		1.22
Class R-6:
10/31/2020	13.26	.20	1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64		1,888	.02		.02		.40		1.48
10/31/2019	12.22	.20	1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64		1,069	.03		.03		.42		1.57
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36		477	.04		.04		.44		1.41
10/31/2017	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90		186	.08		.05		.45		1.29
10/31/2016	9.99	.13	.28	.41	(.08)	— [10]	(.08)	10.32	4.13		25	.20		.05		.46		1.32

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$19.83	$.24	$1.58	$1.82	$(.17)	$(.63)	$(.80)	$20.85	9.27%		$752		.35%		.35%		.73%		1.21%
10/31/2019	18.45	.25	1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31		581		.36		.36		.75		1.33
10/31/2018	18.66	.22	(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02		431		.34		.34		.74		1.16
10/31/2017	15.82	.22	3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70		369		.34		.34		.74		1.28
10/31/2016	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
Class C:
10/31/2020	19.42	.09	1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51		71		1.09		1.09		1.47		.48
10/31/2019	18.09	.11	1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43		57		1.11		1.11		1.50		.58
10/31/2018	18.32	.07	(.01)	.06	(.02)	(.27)	(.29)	18.09	.29		42		1.11		1.11		1.51		.39
10/31/2017	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.13		1.53		.45
10/31/2016	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
Class T:
10/31/2020	19.85	.29	1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56	[13]	—	[11]	.15	[13]	.15	[13]	.53	[13]	1.46	[13]
10/31/2019	18.47	.30	1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52	[13]	—	[11]	.14	[13]	.14	[13]	.53	[13]	1.60	[13]
10/31/2018	18.68	.27	(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21	[13]	—	[11]	.14	[13]	.14	[13]	.54	[13]	1.39	[13]
10/31/2017[6,14]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72	[8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.54	[9,13]	.95	[9,13]
Class F-1:
10/31/2020	19.71	.23	1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30		34		.37		.37		.75		1.17
10/31/2019	18.36	.25	1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24		22		.38		.38		.77		1.33
10/31/2018	18.58	.21	(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02		18		.37		.37		.77		1.07
10/31/2017	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.37		.77		.98
10/31/2016	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
Class F-2:
10/31/2020	19.85	.29	1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61		33		.10		.10		.48		1.47
10/31/2019	18.48	.29	1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55		24		.10		.10		.49		1.55
10/31/2018	18.69	.25	(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24		14		.11		.11		.51		1.28
10/31/2017	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.12		.52		1.40
10/31/2016	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
Class F-3:
10/31/2020	19.89	.31	1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67		7		.01		.01		.39		1.57
10/31/2019	18.51	.32	1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65		6		.02		.02		.41		1.70
10/31/2018	18.70	.28	(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41		5		.01		.01		.41		1.44
10/31/2017[6,15]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79	[8]	1		.02	[9]	.02	[9]	.42	[9]	.45	[9]
Class R-1:
10/31/2020	19.34	.08	1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44		5		1.14		1.14		1.52		.42
10/31/2019	18.03	.10	1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36		4		1.14		1.14		1.53		.57
10/31/2018	18.25	.07	(.01)	.06	(.01)	(.27)	(.28)	18.03	.27		4		1.14		1.14		1.54		.35
10/31/2017	15.49	.08	3.05	3.13	— [10]	(.37)	(.37)	18.25	20.63		2		1.15		1.15		1.55		.46
10/31/2016	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
Class R-2:
10/31/2020	19.35	.09	1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49		438		1.12		1.12		1.50		.48
10/31/2019	18.02	.11	1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42		379		1.11		1.11		1.50		.60
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29		306		1.12		1.12		1.52		.41
10/31/2017	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.12		1.52		.48
10/31/2016	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
Class R-2E:
10/31/2020	19.50	.15	1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79		98		.81		.81		1.19		.75
10/31/2019	18.17	.15	1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81		74		.81		.81		1.20		.83
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52		44		.81		.81		1.21		.63
10/31/2017	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22		.81		.81		1.21		.51
10/31/2016	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43

See end of tables for footnotes.

74	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$19.59	$.18	$1.56	$1.74	$(.11)	$(.63)	$(.74)	$20.59	8.98%		$578	.67%		.67%		1.05%		.91%
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92		478	.67		.67		1.06		1.03
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70		367	.67		.67		1.07		.83
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27		304	.67		.67		1.07		.92
10/31/2016	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187	.73		.71		1.12		.83
Class R-4:
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34		804	.36		.36		.74		1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27		653	.36		.36		.75		1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01		444	.37		.37		.77		1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60		353	.36		.36		.76		1.16
10/31/2016	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183	.41		.40		.81		1.13
Class R-5E:
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53		291	.16		.16		.54		1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48		228	.16		.16		.55		1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23		131	.16		.16		.56		1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85		40	.16		.16		.56		1.33
10/31/2016[6,16]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[8]	10	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66		203	.06		.06		.44		1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58		209	.07		.07		.46		1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30		193	.07		.07		.47		1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02		228	.07		.07		.47		1.41
10/31/2016	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87	.10		.09		.50		1.41
Class R-6:
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70		4,709	.01		.01		.39		1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62		3,140	.02		.02		.41		1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39		1,711	.02		.02		.42		1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04		822	.02		.02		.42		1.47
10/31/2016	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255	.05		.04		.45		1.51

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2050 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$15.88	$.20	$1.27	$1.47	$(.14)	$(.54)	$(.68)	$16.67	9.36%		$1,334		.34%		.34%		.72%		1.24%
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23		1,109		.36		.36		.75		1.34
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06		872		.34		.34		.74		1.17
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66		773		.34		.34		.74		1.29
10/31/2016	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
Class C:
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57		113		1.09		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47		91		1.10		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23		68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
10/31/2016	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
Class T:
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62	[13]	—	[11]	.15	[13]	.15	[13]	.53	[13]	1.46	[13]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52	[13]	—	[11]	.14	[13]	.14	[13]	.53	[13]	1.60	[13]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19	[13]	—	[11]	.14	[13]	.14	[13]	.54	[13]	1.39	[13]
10/31/2017[6,14]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.54	[9,13]	.95	[9,13]
Class F-1:
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35		49		.37		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27		34		.38		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02		25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
10/31/2016	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
Class F-2:
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61		60		.09		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60		44		.10		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22		30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
10/31/2016	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
Class F-3:
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74		4		.01		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66		9		.01		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41		3		.01		.01		.41		1.32
10/31/2017[6,15]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[8]	—	[11]	.02	[9]	.01	[9]	.41	[9]	1.09	[9]
Class R-1:
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46		14		1.14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46		12		1.13		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18		11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
10/31/2016	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
Class R-2:
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52		680		1.11		1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40		598		1.11		1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26		498		1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
10/31/2016	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
Class R-2E:
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85		163		.81		.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70		136		.81		.81		1.20		.86
10/31/2018	14.81	.10	— [10]	.10	(.09)	(.24)	(.33)	14.58	.59		94		.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54		.80		.80		1.20		.55
10/31/2016	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42

See end of tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$15.68	$.15	$1.24	$1.39	$(.09)	$(.54)	$(.63)	$16.44	8.98%		$1,017	.66%		.66%		1.04%		.93%
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93		896	.66		.66		1.05		1.04
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73		727	.67		.67		1.07		.85
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24		650	.66		.66		1.06		.94
10/31/2016	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441	.71		.70		1.11		.87
Class R-4:
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32		1,306	.36		.36		.74		1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31		1,113	.36		.36		.75		1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00		842	.37		.37		.77		1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64		747	.36		.36		.76		1.19
10/31/2016	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417	.40		.38		.79		1.15
Class R-5E:
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58		500	.16		.16		.54		1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45		423	.16		.16		.55		1.46
10/31/2018	14.99	.20	— [10]	.20	(.15)	(.24)	(.39)	14.80	1.26		227	.15		.15		.55		1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89		80	.15		.15		.55		1.35
10/31/2016[6,16]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[8]	26	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68		317	.06		.06		.44		1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58		351	.06		.06		.45		1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36		357	.07		.07		.47		1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96		487	.06		.06		.46		1.45
10/31/2016	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216	.09		.08		.49		1.44
Class R-6:
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76		8,138	.01		.01		.39		1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61		5,959	.01		.01		.40		1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41		3,578	.01		.01		.41		1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98		2,004	.02		.02		.42		1.49
10/31/2016	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781	.04		.02		.43		1.50

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2045 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$16.20	$.21	$1.25	$1.46	$(.16)	$(.54)	$(.70)	$16.96	9.14%		$1,507		.34%		.34%		.72%		1.29%
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30		1,254		.35		.35		.74		1.40
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92		998		.33		.33		.72		1.22
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46		908		.33		.33		.73		1.31
10/31/2016	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
Class C:
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39		117		1.09		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43		98		1.10		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10		74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
10/31/2016	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
Class T:
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39	[13]	—	[11]	.15	[13]	.15	[13]	.53	[13]	1.52	[13]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45	[13]	—	[11]	.14	[13]	.14	[13]	.53	[13]	1.65	[13]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12	[13]	—	[11]	.14	[13]	.14	[13]	.53	[13]	1.43	[13]
10/31/2017[6,14]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.54	[9,13]	.98	[9,13]
Class F-1:
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18		57		.37		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19		43		.38		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89		30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
10/31/2016	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
Class F-2:
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44		77		.10		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55		58		.10		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16		32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
10/31/2016	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
Class F-3:
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57		5		.01		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59		3		.01		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27		2		.01		.01		.40		1.51
10/31/2017[6,15]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[8]	1		.02	[9]	.01	[9]	.41	[9]	1.14	[9]
Class R-1:
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30		17		1.13		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34		13		1.13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13		11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
10/31/2016	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
Class R-2:
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30		859		1.11		1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43		784		1.11		1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13		665		1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
10/31/2016	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
Class R-2E:
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68		241		.81		.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73		212		.81		.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43		151		.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103		.80		.80		1.20		.59
10/31/2016	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44

See end of tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$15.97	$.16	$1.23	$1.39	$(.11)	$(.54)	$(.65)	$16.71	8.83%		$1,143	.66%		.66%		1.04%		.99%
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86		1,027	.66		.66		1.05		1.10
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59		857	.66		.66		1.05		.89
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06		794	.66		.66		1.06		.97
10/31/2016	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535	.71		.70		1.11		.88
Class R-4:
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15		1,544	.36		.36		.74		1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23		1,363	.36		.36		.75		1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86		1,020	.36		.36		.75		1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42		930	.36		.36		.76		1.21
10/31/2016	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522	.39		.38		.79		1.17
Class R-5E:
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34		602	.16		.16		.54		1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46		531	.16		.16		.55		1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14		301	.15		.15		.54		1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67		79	.15		.15		.55		1.39
10/31/2016[6,16]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[8]	30	.17	[9]	.17	[9]	.58	[9]	1.06	[9]
Class R-5:
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50		361	.06		.06		.44		1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57		395	.06		.06		.45		1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21		417	.07		.07		.46		1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82		614	.06		.06		.46		1.47
10/31/2016	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255	.09		.08		.49		1.47
Class R-6:
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53		9,561	.01		.01		.39		1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61		7,082	.01		.01		.40		1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27		4,328	.01		.01		.40		1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85		2,392	.01		.01		.41		1.54
10/31/2016	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983	.03		.02		.43		1.54

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2040 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$15.92	$.22	$1.19	$1.41	$(.16)	$(.53)	$(.69)	$16.64	9.02%		$2,039		.34%		.34%		.71%		1.36%
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15		1,735		.36		.36		.74		1.44
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86		1,399		.34		.34		.73		1.27
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02		1,296		.34		.34		.74		1.36
10/31/2016	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
Class C:
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19		142		1.09		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30		124		1.10		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05		95		1.10		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.11		1.51		.54
10/31/2016	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
Class T:
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21	[13]	—	[11]	.15	[13]	.15	[13]	.52	[13]	1.58	[13]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39	[13]	—	[11]	.14	[13]	.14	[13]	.52	[13]	1.70	[13]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06	[13]	—	[11]	.14	[13]	.14	[13]	.53	[13]	1.49	[13]
10/31/2017[6,14]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.54	[9,13]	1.03	[9,13]
Class F-1:
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01		102		.37		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11		71		.37		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78		50		.37		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.37		.77		1.11
10/31/2016	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
Class F-2:
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28		98		.09		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48		76		.10		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03		49		.10		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.11		.51		1.46
10/31/2016	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
Class F-3:
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33		8		.01		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60		4		.01		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15		3		.01		.01		.40		1.48
10/31/2017[6,15]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[8]	1		.01	[9]	.01	[9]	.41	[9]	1.25	[9]
Class R-1:
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16		22		1.14		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29		21		1.13		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04		19		1.13		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.14		1.54		.60
10/31/2016	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
Class R-2:
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21		1,040		1.11		1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34		962		1.11		1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05		856		1.11		1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.10		1.50		.59
10/31/2016	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
Class R-2E:
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42		240		.81		.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75		219		.81		.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29		155		.81		.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94		.80		.80		1.20		.70
10/31/2016	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49

See end of tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$15.74	$.17	$1.17	$1.34	$(.12)	$(.53)	$(.65)	$16.43	8.61%		$1,518	.66%		.66%		1.03%		1.05%
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91		1,377	.66		.66		1.04		1.15
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45		1,183	.66		.66		1.05		.94
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65		1,117	.65		.65		1.05		1.02
10/31/2016	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773	.71		.70		1.11		.94
Class R-4:
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96		1,930	.36		.36		.73		1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23		1,756	.36		.36		.74		1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73		1,419	.36		.36		.75		1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99		1,364	.35		.35		.75		1.28
10/31/2016	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825	.39		.38		.79		1.23
Class R-5E:
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22		783	.16		.16		.53		1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38		770	.16		.16		.54		1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00		424	.15		.15		.54		1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21		131	.14		.14		.54		1.38
10/31/2016[6,16]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[8]	48	.16	[9]	.16	[9]	.57	[9]	1.11	[9]
Class R-5:
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27		454	.06		.06		.43		1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59		510	.06		.06		.44		1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03		541	.06		.06		.45		1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39		791	.06		.06		.46		1.53
10/31/2016	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370	.09		.07		.48		1.53
Class R-6:
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36		12,454	.01		.01		.38		1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56		9,766	.01		.01		.39		1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15		6,262	.01		.01		.40		1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43		3,997	.01		.01		.41		1.59
10/31/2016	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824	.03		.02		.43		1.58

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$15.54	$.22	$1.12	$1.34		$(.18)	$(.49)	$(.67)	$16.21	8.72%		$2,364		.35%		.35%		.71%		1.41%
10/31/2019	14.55	.23	1.40	1.63		(.16)	(.48)	(.64)	15.54	11.96		2,036		.36		.36		.73		1.52
10/31/2018	14.79	.20	(.09)	.11		(.14)	(.21)	(.35)	14.55	.71		1,638		.34		.34		.72		1.33
10/31/2017	12.75	.19	2.29	2.48		(.13)	(.31)	(.44)	14.79	20.07		1,504		.33		.33		.72		1.40
10/31/2016	12.98	.17	.28	.45		(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
Class C:
10/31/2020	15.22	.10	1.08	1.18		(.07)	(.49)	(.56)	15.84	7.84		168		1.09		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50		(.06)	(.48)	(.54)	15.22	11.13		148		1.10		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	—	[10]	(.05)	(.21)	(.26)	14.26	(.05)		118		1.10		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35		(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.11		1.50		.59
10/31/2016	12.82	.06	.29	.35		(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
Class T:
10/31/2020	15.57	.26	1.10	1.36		(.21)	(.49)	(.70)	16.23	8.84	[13]	—	[11]	.15	[13]	.15	[13]	.51	[13]	1.64	[13]
10/31/2019	14.57	.26	1.41	1.67		(.19)	(.48)	(.67)	15.57	12.26	[13]	—	[11]	.14	[13]	.14	[13]	.51	[13]	1.78	[13]
10/31/2018	14.81	.23	(.09)	.14		(.17)	(.21)	(.38)	14.57	.91	[13]	—	[11]	.14	[13]	.14	[13]	.52	[13]	1.55	[13]
10/31/2017[6,14]	13.35	.09	1.37	1.46		—	—	—	14.81	10.94	[8,13]	—	[11]	.13	[9,13]	.13	[9,13]	.52	[9,13]	1.07	[9,13]
Class F-1:
10/31/2020	15.46	.21	1.10	1.31		(.17)	(.49)	(.66)	16.11	8.62		124		.37		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62		(.16)	(.48)	(.64)	15.46	11.95		90		.37		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10		(.14)	(.21)	(.35)	14.48	.69		66		.37		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48		(.16)	(.31)	(.47)	14.73	20.11		44		.37		.37		.76		1.20
10/31/2016	12.96	.15	.29	.44		(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
Class F-2:
10/31/2020	15.56	.26	1.10	1.36		(.21)	(.49)	(.70)	16.22	8.90		135		.09		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67		(.20)	(.48)	(.68)	15.56	12.29		107		.10		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14		(.17)	(.21)	(.38)	14.57	.94		75		.10		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52		(.16)	(.31)	(.47)	14.81	20.44		20		.11		.11		.50		1.50
10/31/2016	12.99	.18	.30	.48		(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
Class F-3:
10/31/2020	15.58	.27	1.11	1.38		(.22)	(.49)	(.71)	16.25	9.03		16		.01		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68		(.21)	(.48)	(.69)	15.58	12.33		14		.01		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16		(.18)	(.21)	(.39)	14.59	1.06		10		.01		.01		.39		1.42
10/31/2017[6,15]	13.01	.13	1.68	1.81		—	—	—	14.82	13.91	[8]	2		.01	[9]	.01	[9]	.40	[9]	1.17	[9]
Class R-1:
10/31/2020	15.14	.10	1.07	1.17		(.06)	(.49)	(.55)	15.76	7.80		22		1.13		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49		(.05)	(.48)	(.53)	15.14	11.14		21		1.13		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)		(.02)	(.21)	(.23)	14.18	(.11)		17		1.13		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33		(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.13		1.52		.66
10/31/2016	12.68	.06	.28	.34		—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
Class R-2:
10/31/2020	15.16	.10	1.08	1.18		(.07)	(.49)	(.56)	15.78	7.83		1,287		1.11		1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49		(.05)	(.48)	(.53)	15.16	11.12		1,216		1.11		1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	—	[10]	(.04)	(.21)	(.25)	14.20	(.04)		1,051		1.11		1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33		(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.10		1.49		.64
10/31/2016	12.71	.07	.28	.35		— [10]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
Class R-2E:
10/31/2020	15.25	.15	1.08	1.23		(.11)	(.49)	(.60)	15.88	8.19		331		.81		.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53		(.10)	(.48)	(.58)	15.25	11.41		293		.81		.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04		(.11)	(.21)	(.32)	14.30	.24		214		.81		.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40		(.12)	(.31)	(.43)	14.58	19.58		141		.80		.80		1.19		.76
10/31/2016	12.93	.08	.31	.39		(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61

See end of tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$15.36	$.17	$1.09	$1.26	$(.13)	$(.49)	$(.62)	$16.00	8.31%		$1,811	.66%		.66%		1.02%		1.10%
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65		1,661	.66		.66		1.03		1.23
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42		1,416	.66		.66		1.04		1.00
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73		1,303	.65		.65		1.04		1.06
10/31/2016	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925	.71		.69		1.09		.99
Class R-4:
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66		2,204	.36		.36		.72		1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97		2,035	.36		.36		.73		1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71		1,609	.36		.36		.74		1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06		1,509	.35		.35		.74		1.31
10/31/2016	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887	.39		.38		.78		1.27
Class R-5E:
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89		835	.16		.16		.52		1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17		886	.16		.16		.53		1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92		540	.15		.15		.53		1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36		144	.14		.14		.53		1.43
10/31/2016[6,16]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[8]	55	.16	[9]	.16	[9]	.56	[9]	1.15	[9]
Class R-5:
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98		515	.06		.06		.42		1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33		564	.06		.06		.43		1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00		590	.06		.06		.44		1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39		918	.06		.06		.45		1.58
10/31/2016	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432	.09		.07		.47		1.57
Class R-6:
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07		14,062	.01		.01		.37		1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37		10,860	.01		.01		.38		1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99		7,024	.01		.01		.39		1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50		4,107	.01		.01		.40		1.64
10/31/2016	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898	.03		.02		.42		1.64

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$15.05	$.23	$.90	$1.13	$(.20)	$(.40)	$(.60)	$15.58	7.61%		$3,083		.35%		.35%		.69%		1.53%
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13		2,686		.37		.37		.73		1.75
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54		2,186		.35		.35		.72		1.45
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46		1,968		.34		.34		.72		1.47
10/31/2016	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
Class C:
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80		208		1.09		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34		187		1.10		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)		148		1.10		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.11		1.49		.67
10/31/2016	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
Class T:
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82	[13]	—	[11]	.14	[13]	.14	[13]	.48	[13]	1.77	[13]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37	[13]	—	[11]	.14	[13]	.14	[13]	.50	[13]	2.02	[13]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82	[13]	—	[11]	.14	[13]	.14	[13]	.51	[13]	1.68	[13]
10/31/2017[6,14]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.52	[9,13]	1.20	[9,13]
Class F-1:
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53		130		.37		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14		98		.37		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57		77		.37		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.37		.75		1.31
10/31/2016	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
Class F-2:
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88		204		.09		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38		154		.10		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84		107		.10		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.11		.49		1.59
10/31/2016	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
Class F-3:
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94		18		.01		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58		15		.01		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91		8		.01		.01		.38		1.78
10/31/2017[6,15]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[8]	5		.01	[9]	.01	[9]	.39	[9]	1.46	[9]
Class R-1:
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70		31		1.14		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29		31		1.13		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)		29		1.13		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.13		1.51		.71
10/31/2016	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
Class R-2:
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77		1,365		1.11		1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36		1,311		1.11		1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)		1,167		1.11		1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.10		1.48		.72
10/31/2016	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
Class R-2E:
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06		364		.81		.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71		325		.81		.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11		240		.81		.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149		.80		.80		1.18		.83
10/31/2016	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66

See end of tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$14.88	$.18	$.89	$1.07	$(.16)	$(.40)	$(.56)	$15.39	7.26%		$2,229	.66%		.66%		1.00%		1.24%
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82		2,087	.66		.66		1.02		1.47
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26		1,823	.66		.66		1.03		1.14
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06		1,720	.65		.65		1.03		1.15
10/31/2016	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267	.71		.69		1.08		1.06
Class R-4:
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56		2,680	.36		.36		.70		1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14		2,550	.36		.36		.72		1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54		2,106	.36		.36		.73		1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43		2,030	.35		.35		.73		1.41
10/31/2016	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261	.39		.38		.77		1.35
Class R-5E:
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81		1,083	.16		.16		.50		1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34		1,169	.16		.16		.52		1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82		692	.15		.15		.52		1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67		191	.14		.14		.52		1.51
10/31/2016[6,16]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[8]	69	.16	[9]	.16	[9]	.55	[9]	1.26	[9]
Class R-5:
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90		627	.06		.06		.40		1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51		668	.06		.06		.42		2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84		720	.06		.06		.43		1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81		1,097	.06		.06		.44		1.67
10/31/2016	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527	.09		.07		.46		1.65
Class R-6:
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99		17,000	.01		.01		.35		1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54		13,616	.01		.01		.37		2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91		9,046	.01		.01		.38		1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83		5,747	.01		.01		.39		1.73
10/31/2016	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792	.03		.02		.41		1.73

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$14.03	$.23	$.77	$1.00	$(.21)	$(.31)	$(.52)	$14.51	7.23%		$3,172		.35%		.35%		.67%		1.64%
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62		2,784		.37		.37		.71		1.88
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25		2,315		.34		.34		.69		1.56
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21		2,127		.34		.34		.70		1.54
10/31/2016	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83		1,730		.38		.37		.74		1.50
Class C:
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46		211		1.09		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78		191		1.10		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)		157		1.10		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31		138		1.11		1.11		1.47		.75
10/31/2016	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
Class T:
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44	[13]	—	[11]	.14	[13]	.14	[13]	.46	[13]	1.87	[13]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84	[13]	—	[11]	.14	[13]	.14	[13]	.48	[13]	2.14	[13]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46	[13]	—	[11]	.14	[13]	.14	[13]	.49	[13]	1.78	[13]
10/31/2017[6,14]	12.51	.10	.89	.99	—	—	—	13.50	7.91	[8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.50	[9,13]	1.34	[9,13]
Class F-1:
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27		95		.37		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52		64		.38		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26		55		.37		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20		42		.37		.37		.73		1.43
10/31/2016	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
Class F-2:
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59		201		.09		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85		164		.10		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56		114		.11		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42		53		.11		.11		.47		1.72
10/31/2016	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
Class F-3:
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64		17		.01		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98		12		.01		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63		11		.01		.01		.36		1.86
10/31/2017[6,15]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20	[8]	10		.01	[9]	.01	[9]	.37	[9]	1.50	[9]
Class R-1:
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41		27		1.12		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78		29		1.13		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)		25		1.13		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26		24		1.13		1.13		1.49		.77
10/31/2016	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
Class R-2:
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42		1,206		1.11		1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81		1,188		1.11		1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)		1,096		1.11		1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30		1,116		1.10		1.10		1.46		.79
10/31/2016	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76
Class R-2E:
10/31/2020	13.78	.16	.75	.91	(.15)	(.31)	(.46)	14.23	6.71		407		.81		.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11		387		.81		.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)		300		.81		.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68		203		.80		.80		1.16		.94
10/31/2016	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40		50		.81		.81		1.18		.81

See end of tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund (continued)

		Income (loss) from investment operations[1]				Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$13.87	$.19	$.75	$.94		$(.17)	$(.31)	$(.48)	$14.33	6.87%	$2,000	.66%		.66%		.98%		1.34%
10/31/2019	13.05	.21	1.07	1.28		(.14)	(.32)	(.46)	13.87	10.29	1,897	.66		.66		1.00		1.60
10/31/2018	13.33	.17	(.17)	—	[10]	(.11)	(.17)	(.28)	13.05	(.04)	1,692	.66		.66		1.01		1.24
10/31/2017	12.05	.15	1.47	1.62		(.11)	(.23)	(.34)	13.33	13.80	1,623	.65		.65		1.01		1.22
10/31/2016	12.28	.14	.27	.41		(.07)	(.57)	(.64)	12.05	3.54	1,237	.71		.69		1.06		1.18
Class R-4:
10/31/2020	14.00	.23	.77	1.00		(.21)	(.31)	(.52)	14.48	7.25	2,437	.36		.36		.68		1.65
10/31/2019	13.17	.25	1.08	1.33		(.18)	(.32)	(.50)	14.00	10.62	2,390	.36		.36		.70		1.89
10/31/2018	13.45	.21	(.17)	.04		(.15)	(.17)	(.32)	13.17	.26	1,968	.36		.36		.71		1.55
10/31/2017	12.15	.19	1.49	1.68		(.15)	(.23)	(.38)	13.45	14.19	1,847	.35		.35		.71		1.48
10/31/2016	12.38	.18	.27	.45		(.11)	(.57)	(.68)	12.15	3.85	1,167	.39		.38		.75		1.47
Class R-5E:
10/31/2020	14.00	.28	.74	1.02		(.23)	(.31)	(.54)	14.48	7.42	970	.16		.16		.48		1.98
10/31/2019	13.18	.27	1.08	1.35		(.21)	(.32)	(.53)	14.00	10.82	1,132	.16		.16		.50		2.02
10/31/2018	13.46	.21	(.14)	.07		(.18)	(.17)	(.35)	13.18	.46	705	.15		.15		.50		1.57
10/31/2017	12.16	.21	1.49	1.70		(.17)	(.23)	(.40)	13.46	14.41	169	.14		.14		.50		1.65
10/31/2016[6,16]	12.41	.17	.29	.46		(.14)	(.57)	(.71)	12.16	3.99 [8]	83	.16	[9]	.16	[9]	.53	[9]	1.45	[9]
Class R-5:
10/31/2020	14.16	.28	.77	1.05		(.25)	(.31)	(.56)	14.65	7.53	575	.06		.06		.38		1.98
10/31/2019	13.31	.30	1.09	1.39		(.22)	(.32)	(.54)	14.16	11.02	637	.06		.06		.40		2.24
10/31/2018	13.59	.25	(.18)	.07		(.18)	(.17)	(.35)	13.31	.49	656	.06		.06		.41		1.85
10/31/2017	12.27	.23	1.50	1.73		(.18)	(.23)	(.41)	13.59	14.51	1,054	.06		.06		.42		1.76
10/31/2016	12.49	.21	.28	.49		(.14)	(.57)	(.71)	12.27	4.17	543	.09		.07		.44		1.77
Class R-6:
10/31/2020	14.12	.28	.78	1.06		(.26)	(.31)	(.57)	14.61	7.62	14,909	.01		.01		.33		1.95
10/31/2019	13.28	.30	1.09	1.39		(.23)	(.32)	(.55)	14.12	11.03	11,967	.01		.01		.35		2.21
10/31/2018	13.56	.26	(.18)	.08		(.19)	(.17)	(.36)	13.28	.55	8,004	.01		.01		.36		1.88
10/31/2017	12.24	.23	1.50	1.73		(.18)	(.23)	(.41)	13.56	14.58	4,715	.01		.01		.37		1.82
10/31/2016	12.46	.22	.27	.49		(.14)	(.57)	(.71)	12.24	4.23	2,313	.03		.02		.39		1.87

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$13.04	$.27	$.42	$.69	$(.24)	$(.27)	$(.51)	$13.22	5.41%		$2,362		.35%		.35%		.65%		2.10%
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82		2,218		.36		.36		.67		2.34
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17		1,985		.35		.35		.68		1.89
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82		1,977		.36		.36		.70		1.74
10/31/2016	11.68	.19	.25	.44	(.13)	(.33)	(.46)	11.66	3.92		1,704		.38		.37		.72		1.66
Class C:
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62		147		1.09		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01		146		1.10		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)		126		1.10		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94		118		1.11		1.11		1.45		.96
10/31/2016	11.54	.10	.25	.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
Class T:
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61	[13]	—	[11]	.14	[13]	.14	[13]	.44	[13]	2.33	[13]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13	[13]	—	[11]	.15	[13]	.15	[13]	.46	[13]	2.58	[13]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40	[13]	—	[11]	.14	[13]	.14	[13]	.47	[13]	2.10	[13]
10/31/2017[6,14]	11.89	.11	.67	.78	—	—	—	12.67	6.56	[8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.48	[9,13]	1.61	[9,13]
Class F-1:
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35		57		.37		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96		49		.38		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11		45		.37		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73		37		.37		.37		.71		1.66
10/31/2016	11.65	.19	.25	.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
Class F-2:
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68		134		.09		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14		119		.10		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42		93		.11		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04		46		.11		.11		.45		1.93
10/31/2016	11.69	.21	.26	.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
Class F-3:
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74		11		.01		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27		8		.01		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49		6		.01		.01		.34		2.19
10/31/2017[6,15]	11.68	.16	.85	1.01	—	—	—	12.69	8.65	[8]	1		.01	[9]	.01	[9]	.35	[9]	1.72	[9]
Class R-1:
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51		15		1.13		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13		18		1.13		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)		17		1.13		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87		18		1.13		1.13		1.47		.99
10/31/2016	11.48	.10	.25	.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
Class R-2:
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63		680		1.11		1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02		731		1.11		1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)		728		1.11		1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97		784		1.09		1.09		1.43		1.01
10/31/2016	11.46	.10	.25	.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92
Class R-2E:
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93		222		.81		.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38		230		.81		.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)		173		.81		.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22		122		.80		.80		1.14		1.17
10/31/2016	11.63	.11	.29	.40	(.15)	(.33)	(.48)	11.55	3.57		43		.81		.80		1.15		.96

See end of tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$12.92	$.23	$.40	$.63	$(.20)	$(.27)	$(.47)	$13.08	4.97%	$1,248	.66%		.66%		.96%		1.81%
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66		.66		.97		2.05
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)	1,284	.66		.66		.99		1.58
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45	1,358	.65		.65		.99		1.44
10/31/2016	11.58	.15	.25	.40	(.10)	(.33)	(.43)	11.55	3.56	1,148	.71		.69		1.04		1.34
Class R-4:
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40	1,554	.36		.36		.66		2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36		.36		.67		2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19	1,633	.36		.36		.69		1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69	1,703	.35		.35		.69		1.71
10/31/2016	11.67	.19	.25	.44	(.13)	(.33)	(.46)	11.65	3.96	1,173	.39		.38		.73		1.63
Class R-5E:
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57	659	.15		.15		.45		2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16		.16		.47		2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39	590	.15		.15		.48		1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03	169	.14		.14		.48		1.88
10/31/2016[6,16]	11.67	.18	.29	.47	(.17)	(.33)	(.50)	11.64	4.19 [8]	85	.16	[9]	.16	[9]	.51	[9]	1.64	[9]
Class R-5:
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65	350	.06		.06		.36		2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06		.06		.37		2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43	505	.06		.06		.39		2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15	808	.06		.06		.40		1.99
10/31/2016	11.76	.22	.26	.48	(.16)	(.33)	(.49)	11.75	4.29	474	.09		.07		.42		1.92
Class R-6:
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73	9,367	.01		.01		.31		2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01		.01		.32		2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57	6,238	.01		.01		.34		2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14	4,408	.01		.01		.35		2.04
10/31/2016	11.74	.23	.25	.48	(.17)	(.33)	(.50)	11.72	4.26	2,360	.03		.02		.37		2.02

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$11.98	$.27	$.25	$.52	$(.24)	$(.24)	$(.48)	$12.02	4.40%	$968		.34%		.34%		.63%		2.28%
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80	978		.36		.36		.67		2.54
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)	935		.34		.34		.66		2.16
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17	1,021		.37		.37		.69		2.01
10/31/2016	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40	978		.38		.37		.70		2.02
Class C:
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63	43		1.10		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25	45		1.12		1.12		1.44		1.25
10/31/2016	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59	40		1.14		1.13		1.46		1.26
Class T:
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62 [13]	—	[11]	.14	[13]	.14	[13]	.43	[13]	2.48	[13]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [13]	—	[11]	.15	[13]	.15	[13]	.46	[13]	2.77	[13]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[13]	—	[11]	.15	[13]	.15	[13]	.47	[13]	2.35	[13]
10/31/2017[6,14]	11.10	.12	.51	.63	—	—	—	11.73	5.68 [8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.46	[9,13]	1.90	[9,13]
Class F-1:
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33	16		.37		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17	14		.37		.37		.69		1.96
10/31/2016	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38	6		.39		.38		.71		1.97
Class F-2:
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68	48		.10		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45	19		.12		.12		.44		2.21
10/31/2016	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62	12		.12		.11		.44		2.23
Class F-3:
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75	3		.01		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.01		.33		2.45
10/31/2017[6,15]	10.92	.20	.62	.82	—	—	—	11.74	7.51 [8]	—	[11]	.05	[9]	.04	[9]	.36	[9]	2.32	[9]
Class R-1:
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51	8		1.14		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31	11		1.14		1.14		1.46		1.25
10/31/2016	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50	13		1.18		1.16		1.49		1.23
Class R-2:
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58	222		1.12		1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255		1.11		1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274		1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40	311		1.09		1.09		1.41		1.29
10/31/2016	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61	322		1.14		1.12		1.45		1.27
Class R-2E:
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91	80		.82		.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87		.81		.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84		.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62	62		.80		.80		1.12		1.47
10/31/2016	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97	26		.81		.81		1.14		1.49

See end of tables for footnotes.

90	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$11.87	$.23	$.24	$.47	$(.20)	$(.24)	$(.44)	$11.90	4.01%	$426	.66%		.66%		.95%		1.96%
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457	.66		.66		.97		2.25
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)	483	.66		.66		.98		1.83
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73	546	.65		.65		.97		1.71
10/31/2016	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10	513	.71		.70		1.03		1.69
Class R-4:
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39	398	.36		.36		.65		2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36		.36		.67		2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453	.36		.36		.68		2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10	534	.35		.35		.67		1.99
10/31/2016	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44	425	.39		.38		.71		2.00
Class R-5E:
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55	192	.16		.16		.45		2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16		.16		.47		2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200	.15		.15		.47		2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37	52	.15		.15		.47		2.15
10/31/2016[6,16]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87 [8]	29	.16	[9]	.16	[9]	.49	[9]	2.01	[9]
Class R-5:
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66	93	.06		.06		.35		2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06		.06		.37		2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140	.07		.07		.39		2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51	259	.06		.06		.38		2.28
10/31/2016	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70	181	.09		.07		.40		2.28
Class R-6:
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74	2,801	.01		.01		.30		2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01		.01		.32		2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996	.01		.01		.33		2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50	1,448	.01		.01		.33		2.33
10/31/2016	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77	850	.03		.02		.35		2.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$11.28	$.25	$.23	$.48	$(.23)	$(.16)	$(.39)	$11.37	4.31%	$604		.35%		.35%		.79%		2.22%
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32	559		.37		.37		.68		2.54
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)	528		.36		.36		.68		2.18
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32	598		.35		.35		.67		2.08
10/31/2016	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38	573		.39		.38		.71		2.11
Class C:
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52	26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52	26		1.11		1.11		1.43		1.31
10/31/2016	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66	22		1.14		1.13		1.46		1.34
Class T:
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53 [13]	—	[11]	.15	[13]	.15	[13]	.59	[13]	2.44	[13]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [13]	—	[11]	.15	[13]	.15	[13]	.46	[13]	2.77	[13]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[13]	—	[11]	.15	[13]	.15	[13]	.47	[13]	2.38	[13]
10/31/2017[6,14]	10.48	.12	.43	.55	—	—	—	11.03	5.25 [8,13]	—	[11]	.14	[9,13]	.14	[9,13]	.46	[9,13]	1.96	[9,13]
Class F-1:
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34	9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42	8		.38		.38		.70		2.04
10/31/2016	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30	3		.39		.38		.71		2.04
Class F-2:
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60	29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64	8		.12		.12		.44		2.27
10/31/2016	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69	5		.13		.12		.45		2.35
Class F-3:
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67	6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
10/31/2017[6,15]	10.31	.16	.57	.73	—	—	—	11.04	7.08 [8]	—	[11]	.02	[9]	.01	[9]	.33	[9]	2.00	[9]
Class R-1:
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57	2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47	3		1.14		1.14		1.46		1.35
10/31/2016	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58	5		1.18		1.17		1.50		1.30
Class R-2:
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57	101		1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109		1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108		1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58	125		1.09		1.09		1.41		1.35
10/31/2016	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66	130		1.14		1.12		1.45		1.38
Class R-2E:
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78	61		.82		.82		1.26		1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56		.82		.82		1.13		2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45		.81		.81		1.13		1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88	41		.80		.80		1.12		1.52
10/31/2016	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92	16		.81		.81		1.14		1.52

See end of tables for footnotes.

92	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$11.19	$.21	$.22	$.43	$(.19)	$(.16)	$(.35)	$11.27	3.94%	$279	.67%		.67%		1.11%		1.93%
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298	.67		.67		.98		2.24
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285	.67		.67		.99		1.85
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11	291	.66		.66		.98		1.76
10/31/2016	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99	262	.72		.70		1.03		1.79
Class R-4:
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31	315	.36		.36		.80		2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36		.36		.67		2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310	.37		.37		.69		2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36	353	.36		.36		.68		2.06
10/31/2016	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34	303	.40		.38		.71		2.09
Class R-5E:
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59	137	.16		.16		.60		2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16		.16		.47		2.67
10/31/2018	10.99	.24	(.24)	— [10]	(.21)	(.09)	(.30)	10.69	(.08)	104	.16		.16		.48		2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62	46	.15		.15		.47		2.24
10/31/2016[6,16]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97 [8]	33	.17	[9]	.17	[9]	.50	[9]	2.12	[9]
Class R-5:
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67	74	.06		.06		.50		2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07		.07		.38		2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108	.07		.07		.39		2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70	206	.06		.06		.38		2.31
10/31/2016	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67	119	.09		.08		.41		2.38
Class R-6:
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65	2,191	.01		.01		.45		2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01		.01		.32		2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380	.01		.01		.33		2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77	1,012	.02		.02		.34		2.37
10/31/2016	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75	571	.04		.02		.35		2.51

See end of tables for footnotes.

American Funds Target Date Retirement Series	93

Financial highlights (continued)

	Period ended October 31,
Portfolio turnover rate for all share classes	2020		2019		2018		2017		2016
2065 Fund	22%[6,7,8]
2060 Fund	3	[17]	—%[18]		3%		4%		12%
2055 Fund	3	[17]	—	[18]	—	[18]	1		3
2050 Fund	4	[17]	—	[18]	—	[18]	—	[18]	2
2045 Fund	4	[17]	—	[18]	—	[18]	—	[18]	3
2040 Fund	5	[17]	—	[18]	—	[18]	—	[18]	2
2035 Fund	9	[17]	—	[18]	—	[18]	—	[18]	3
2030 Fund	8	[17]	—	[18]	—	[18]	—	[18]	3
2025 Fund	12	[17]	—	[18]	—	[18]	—	[18]	5
2020 Fund	13	[17]	2		2		1		5
2015 Fund	13		6		7		4		8
2010 Fund	12		5		8		5		14

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses during certain funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	Amount less than $1 million.
[12]	Amount less than .01%.
[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[14]	Class T shares began investment operations on April 7, 2017.
[15]	Class F-3 shares began investment operations on January 27, 2017.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Includes the value of securities sold due to in-kind redemptions. The rates would have been 1%, 2%, 2%, 2%, 3%, 7%, 6%, 11% and 12% for 2060 Fund, 2055 Fund, 2050 Fund, 2045 Fund, 2040 Fund, 2035 Fund, 2030 Fund, 2025 Fund and 2020 Fund, respectively, if the value of securities sold due to in-kind redemptions were excluded.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

94	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Target Date Retirement Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Target Date Retirement Series (the “Funds”) comprising the American Funds 2065 Target Date Retirement Fund, American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, including the investment portfolios, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds 2065 Target Date Retirement Fund; the related statement of operations, changes in net assets, and financial highlights for the period from March 27, 2020 (commencement of operations) through October 31, 2020, for American Funds 2065 Target Date Retirement Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds 2065 Target Date Retirement Fund, as of October 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds 2065 Target Date Retirement Fund as of October 31, 2020; the results of operations, changes in net assets, and financial highlights for American Funds 2065 Target Date Retirement Fund for the period from March 27, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2020, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 11, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Target Date Retirement Series	95

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2020, through October 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

96	American Funds Target Date Retirement Series

Expense example (continued)

2065 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,129.35	$2.04		.38%		$4.03	.75%
Class A – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.82	.75
Class C – actual return	1,000.00	1,127.68	5.42		1.01		7.40	1.38
Class C – assumed 5% return	1,000.00	1,020.11	5.14		1.01		7.02	1.38
Class T – actual return	1,000.00	1,132.02	.11		.02		2.10	.39
Class T – assumed 5% return	1,000.00	1,025.10	.10		.02		1.99	.39
Class F-1 – actual return	1,000.00	1,130.24	1.56		.29		3.54	.66
Class F-1 – assumed 5% return	1,000.00	1,023.74	1.48		.29		3.36	.66
Class F-2 – actual return	1,000.00	1,132.02	.16		.03		2.15	.40
Class F-2 – assumed 5% return	1,000.00	1,025.05	.15		.03		2.04	.40
Class F-3 – actual return	1,000.00	1,132.02	—	[5]	—	[6]	1.99	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	1,132.02	.27		.05		2.26	.42
Class R-1 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.14	.42
Class R-2 – actual return	1,000.00	1,125.90	5.89		1.10		7.88	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2E – actual return	1,000.00	1,128.58	4.24		.79		6.22	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02		.79		5.90	1.16
Class R-3 – actual return	1,000.00	1,128.58	3.54		.66		5.53	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36		.66		5.24	1.03
Class R-4 – actual return	1,000.00	1,130.24	1.93		.36		3.92	.73
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84		.36		3.72	.73
Class R-5E – actual return	1,000.00	1,131.13	.91		.17		2.90	.54
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87		.17		2.75	.54
Class R-5 – actual return	1,000.00	1,132.02	.38		.07		2.36	.44
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36		.07		2.24	.44
Class R-6 – actual return	1,000.00	1,132.02	.21		.04		2.20	.41
Class R-6 – assumed 5% return	1,000.00	1,025.00	.20		.04		2.09	.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	97

Expense example (continued)

2060 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,128.95	$2.04	.38%	$4.08	.76%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class C – actual return	1,000.00	1,125.00	5.84	1.09	7.87	1.47
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.48	1.47
Class T – actual return	1,000.00	1,130.26	.91	.17	2.95	.55
Class T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.80	.55
Class F-1 – actual return	1,000.00	1,129.76	1.99	.37	4.03	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class F-2 – actual return	1,000.00	1,130.85	.48	.09	2.52	.47
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.40	.47
Class F-3 – actual return	1,000.00	1,131.07	.05	.01	2.09	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class R-1 – actual return	1,000.00	1,124.39	6.00	1.12	8.03	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class R-2 – actual return	1,000.00	1,125.00	5.95	1.11	7.98	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class R-2E – actual return	1,000.00	1,126.84	4.34	.81	6.38	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.06	1.19
Class R-3 – actual return	1,000.00	1,127.24	3.54	.66	5.58	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class R-4 – actual return	1,000.00	1,128.95	1.93	.36	3.97	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5E – actual return	1,000.00	1,130.47	.86	.16	2.90	.54
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.75	.54
Class R-5 – actual return	1,000.00	1,131.45	.32	.06	2.36	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	1,131.34	.05	.01	2.10	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

See end of tables for footnotes.

98	American Funds Target Date Retirement Series

Expense example (continued)

2055 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,129.47	$1.82	.34%	$3.86	.72%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.67	.72
Class C – actual return	1,000.00	1,125.90	5.79	1.08	7.82	1.46
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.43	1.46
Class T – actual return	1,000.00	1,131.03	.91	.17	2.95	.55
Class T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.80	.55
Class F-1 – actual return	1,000.00	1,129.70	1.93	.36	3.97	.74
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class F-2 – actual return	1,000.00	1,131.03	.48	.09	2.52	.47
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.40	.47
Class F-3 – actual return	1,000.00	1,131.35	.05	.01	2.10	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class R-1 – actual return	1,000.00	1,125.21	6.00	1.12	8.04	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class R-2 – actual return	1,000.00	1,125.77	5.89	1.10	7.93	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2E – actual return	1,000.00	1,127.20	4.34	.81	6.38	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.06	1.19
Class R-3 – actual return	1,000.00	1,128.23	3.54	.66	5.58	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class R-4 – actual return	1,000.00	1,129.75	1.93	.36	3.97	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5E – actual return	1,000.00	1,130.98	.81	.15	2.85	.53
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.70	.53
Class R-5 – actual return	1,000.00	1,131.05	.32	.06	2.36	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	1,131.44	.05	.01	2.10	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

See end of tables for footnotes.

American Funds Target Date Retirement Series	99

Expense example (continued)

2050 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,130.18	$1.77	.33%	$3.81	.71%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.62	.71
Class C – actual return	1,000.00	1,126.13	5.79	1.08	7.82	1.46
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.43	1.46
Class T – actual return	1,000.00	1,131.44	.86	.16	2.90	.54
Class T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.75	.54
Class F-1 – actual return	1,000.00	1,130.37	1.93	.36	3.97	.74
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class F-2 – actual return	1,000.00	1,131.62	.48	.09	2.53	.47
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.40	.47
Class F-3 – actual return	1,000.00	1,132.70	.05	.01	2.10	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class R-1 – actual return	1,000.00	1,125.43	6.00	1.12	8.04	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class R-2 – actual return	1,000.00	1,125.52	5.89	1.10	7.93	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2E – actual return	1,000.00	1,126.90	4.29	.80	6.33	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.01	1.18
Class R-3 – actual return	1,000.00	1,128.34	3.54	.66	5.58	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class R-4 – actual return	1,000.00	1,129.84	1.88	.35	3.92	.73
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class R-5E – actual return	1,000.00	1,131.29	.81	.15	2.85	.53
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.70	.53
Class R-5 – actual return	1,000.00	1,131.72	.32	.06	2.36	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	1,132.17	.05	.01	2.10	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

See end of tables for footnotes.

100	American Funds Target Date Retirement Series

Expense example (continued)

2045 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,128.42	$1.82	.34%	$3.86	.72%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.67	.72
Class C – actual return	1,000.00	1,124.32	5.73	1.07	7.76	1.45
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.37	1.45
Class T – actual return	1,000.00	1,128.98	.86	.16	2.90	.54
Class T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.75	.54
Class F-1 – actual return	1,000.00	1,128.60	1.93	.36	3.97	.74
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class F-2 – actual return	1,000.00	1,129.65	.48	.09	2.52	.47
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.40	.47
Class F-3 – actual return	1,000.00	1,130.23	.05	.01	2.09	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class R-1 – actual return	1,000.00	1,123.73	6.00	1.12	8.03	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class R-2 – actual return	1,000.00	1,124.32	5.89	1.10	7.92	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2E – actual return	1,000.00	1,125.17	4.29	.80	6.32	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.01	1.18
Class R-3 – actual return	1,000.00	1,126.00	3.54	.66	5.57	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class R-4 – actual return	1,000.00	1,128.08	1.88	.35	3.92	.73
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class R-5E – actual return	1,000.00	1,128.84	.80	.15	2.84	.53
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.70	.53
Class R-5 – actual return	1,000.00	1,129.77	.32	.06	2.36	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	1,129.64	.05	.01	2.09	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

See end of tables for footnotes.

American Funds Target Date Retirement Series	101

Expense example (continued)

2040 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,125.85	$1.77		.33%		$3.75	.70%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.57	.70
Class C – actual return	1,000.00	1,120.77	5.77		1.08		7.75	1.45
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.37	1.45
Class T – actual return	1,000.00	1,126.43	.86		.16		2.84	.53
Class T – assumed 5% return	1,000.00	1,024.40	.82		.16		2.70	.53
Class F-1 – actual return	1,000.00	1,125.26	1.93		.36		3.91	.73
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84		.36		3.72	.73
Class F-2 – actual return	1,000.00	1,126.52	.48		.09		2.47	.46
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-3 – actual return	1,000.00	1,126.94	—	[5]	—	[6]	1.98	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	1,120.70	5.99		1.12		7.96	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.58	1.49
Class R-2 – actual return	1,000.00	1,121.19	5.88		1.10		7.86	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2E – actual return	1,000.00	1,122.42	4.28		.80		6.26	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.96	1.17
Class R-3 – actual return	1,000.00	1,123.80	3.48		.65		5.46	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.19	1.02
Class R-4 – actual return	1,000.00	1,125.52	1.88		.35		3.86	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class R-5E – actual return	1,000.00	1,126.19	.80		.15		2.79	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.65	.52
Class R-5 – actual return	1,000.00	1,126.67	.32		.06		2.30	.43
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.19	.43
Class R-6 – actual return	1,000.00	1,127.19	—	[5]	—	[6]	1.98	.37
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37

See end of tables for footnotes.

102	American Funds Target Date Retirement Series

Expense example (continued)

2035 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,114.10	$1.81		.34%		$3.73	.70%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.57	.70
Class C – actual return	1,000.00	1,110.02	5.74		1.08		7.66	1.44
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.32	1.44
Class T – actual return	1,000.00	1,114.69	.85		.16		2.77	.52
Class T – assumed 5% return	1,000.00	1,024.40	.82		.16		2.65	.52
Class F-1 – actual return	1,000.00	1,114.10	1.92		.36		3.84	.72
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84		.36		3.67	.72
Class F-2 – actual return	1,000.00	1,115.55	.48		.09		2.40	.45
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.29	.45
Class F-3 – actual return	1,000.00	1,115.30	.05		.01		1.97	.37
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05		.01		1.89	.37
Class R-1 – actual return	1,000.00	1,109.87	5.90		1.11		7.82	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65		1.11		7.48	1.47
Class R-2 – actual return	1,000.00	1,109.70	5.85		1.10		7.76	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class R-2E – actual return	1,000.00	1,111.27	4.26		.80		6.17	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.90	1.16
Class R-3 – actual return	1,000.00	1,112.66	3.46		.65		5.38	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.14	1.01
Class R-4 – actual return	1,000.00	1,113.71	1.86		.35		3.78	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.62	.71
Class R-5E – actual return	1,000.00	1,115.09	.80		.15		2.72	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.60	.51
Class R-5 – actual return	1,000.00	1,115.88	.32		.06		2.24	.42
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.14	.42
Class R-6 – actual return	1,000.00	1,116.35	—	[5]	—	[6]	1.92	.36
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36

See end of tables for footnotes.

American Funds Target Date Retirement Series	103

Expense example (continued)

2030 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,091.04	$1.79		.34%		$3.58	.68%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.47	.68
Class C – actual return	1,000.00	1,087.15	5.68		1.08		7.47	1.42
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.22	1.42
Class T – actual return	1,000.00	1,091.67	.79		.15		2.58	.49
Class T – assumed 5% return	1,000.00	1,024.45	.77		.15		2.50	.49
Class F-1 – actual return	1,000.00	1,090.27	1.90		.36		3.69	.70
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84		.36		3.57	.70
Class F-2 – actual return	1,000.00	1,092.50	.47		.09		2.27	.43
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.19	.43
Class F-3 – actual return	1,000.00	1,093.01	—	[5]	—	[6]	1.79	.34
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34
Class R-1 – actual return	1,000.00	1,085.87	5.89		1.12		7.68	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.43	1.46
Class R-2 – actual return	1,000.00	1,086.61	5.79		1.10		7.57	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.32	1.44
Class R-2E – actual return	1,000.00	1,088.25	4.21		.80		6.00	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.80	1.14
Class R-3 – actual return	1,000.00	1,089.17	3.42		.65		5.21	.99
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.04	.99
Class R-4 – actual return	1,000.00	1,090.52	1.84		.35		3.64	.69
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.52	.69
Class R-5E – actual return	1,000.00	1,092.00	.79		.15		2.58	.49
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.50	.49
Class R-5 – actual return	1,000.00	1,092.29	.32		.06		2.11	.40
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.04	.40
Class R-6 – actual return	1,000.00	1,092.68	—	[5]	—	[6]	1.79	.34
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34

See end of tables for footnotes.

104	American Funds Target Date Retirement Series

Expense example (continued)

2025 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,075.61	$1.78		.34%		$3.45	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.36	.66
Class C – actual return	1,000.00	1,071.81	5.64		1.08		7.31	1.40
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.12	1.40
Class T – actual return	1,000.00	1,077.09	.73		.14		2.41	.46
Class T – assumed 5% return	1,000.00	1,024.50	.71		.14		2.35	.46
Class F-1 – actual return	1,000.00	1,076.18	1.88		.36		3.56	.68
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84		.36		3.47	.68
Class F-2 – actual return	1,000.00	1,077.95	.47		.09		2.15	.41
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.09	.41
Class F-3 – actual return	1,000.00	1,078.52	—	[5]	—	[6]	1.68	.32
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.63	.32
Class R-1 – actual return	1,000.00	1,071.65	5.69		1.09		7.36	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.17	1.41
Class R-2 – actual return	1,000.00	1,072.02	5.74		1.10		7.42	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.22	1.42
Class R-2E – actual return	1,000.00	1,073.16	4.18		.80		5.85	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.70	1.12
Class R-3 – actual return	1,000.00	1,074.22	3.40		.65		5.07	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.94	.97
Class R-4 – actual return	1,000.00	1,076.57	1.83		.35		3.51	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.41	.67
Class R-5E – actual return	1,000.00	1,076.57	.79		.15		2.46	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.40	.47
Class R-5 – actual return	1,000.00	1,078.01	.31		.06		1.99	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		1.94	.38
Class R-6 – actual return	1,000.00	1,077.43	—	[5]	—	[6]	1.68	.32
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.63	.32

See end of tables for footnotes.

American Funds Target Date Retirement Series	105

Expense example (continued)

2020 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,059.29	$1.76	.34%	$3.32	.64%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class C – actual return	1,000.00	1,055.46	5.65	1.09	7.20	1.39
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.07	1.39
Class T – actual return	1,000.00	1,060.89	.73	.14	2.29	.44
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.24	.44
Class F-1 – actual return	1,000.00	1,059.68	1.87	.36	3.43	.66
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class F-2 – actual return	1,000.00	1,061.00	.47	.09	2.03	.39
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.99	.39
Class F-3 – actual return	1,000.00	1,060.80	.05	.01	1.61	.31
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.58	.31
Class R-1 – actual return	1,000.00	1,055.24	5.75	1.11	7.30	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class R-2 – actual return	1,000.00	1,055.46	5.70	1.10	7.25	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.12	1.40
Class R-2E – actual return	1,000.00	1,057.06	4.20	.81	5.76	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.65	1.11
Class R-3 – actual return	1,000.00	1,057.40	3.42	.66	4.98	.96
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.89	.96
Class R-4 – actual return	1,000.00	1,059.39	1.82	.35	3.37	.65
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.31	.65
Class R-5E – actual return	1,000.00	1,060.29	.78	.15	2.34	.45
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.29	.45
Class R-5 – actual return	1,000.00	1,060.41	.31	.06	1.87	.36
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.84	.36
Class R-6 – actual return	1,000.00	1,060.61	.05	.01	1.61	.31
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.58	.31

See end of tables for footnotes.

106	American Funds Target Date Retirement Series

Expense example (continued)

2015 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,054.38	$1.71	.33%	$3.21	.62%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.16	.62
Class C – actual return	1,000.00	1,049.86	5.63	1.09	7.13	1.38
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.02	1.38
Class T – actual return	1,000.00	1,055.26	.73	.14	2.23	.43
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.19	.43
Class F-1 – actual return	1,000.00	1,053.84	1.86	.36	3.36	.65
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.31	.65
Class F-2 – actual return	1,000.00	1,055.31	.47	.09	1.97	.38
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.94	.38
Class F-3 – actual return	1,000.00	1,055.17	.05	.01	1.55	.30
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30
Class R-1 – actual return	1,000.00	1,049.02	5.84	1.13	7.33	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.22	1.42
Class R-2 – actual return	1,000.00	1,049.92	5.68	1.10	7.18	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.07	1.39
Class R-2E – actual return	1,000.00	1,050.81	4.19	.81	5.69	1.10
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.60	1.10
Class R-3 – actual return	1,000.00	1,051.23	3.41	.66	4.91	.95
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.84	.95
Class R-4 – actual return	1,000.00	1,053.55	1.81	.35	3.31	.64
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.26	.64
Class R-5E – actual return	1,000.00	1,054.58	.78	.15	2.28	.44
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.24	.44
Class R-5 – actual return	1,000.00	1,054.88	.31	.06	1.81	.35
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.79	.35
Class R-6 – actual return	1,000.00	1,055.99	.05	.01	1.55	.30
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30

See end of tables for footnotes.

American Funds Target Date Retirement Series	107

Expense example (continued)

2010 Fund

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,049.86	$1.76	.34%	$4.03	.78%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.97	.78
Class C – actual return	1,000.00	1,045.93	5.57	1.08	7.84	1.52
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.73	1.52
Class T – actual return	1,000.00	1,050.78	.72	.14	3.00	.58
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.96	.58
Class F-1 – actual return	1,000.00	1,049.16	1.91	.37	4.18	.81
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class F-2 – actual return	1,000.00	1,050.88	.47	.09	2.74	.53
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.70	.53
Class F-3 – actual return	1,000.00	1,050.74	.05	.01	2.33	.45
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45
Class R-1 – actual return	1,000.00	1,046.17	4.90	.95	7.17	1.39
Class R-1 – assumed 5% return	1,000.00	1,020.42	4.84	.95	7.07	1.39
Class R-2 – actual return	1,000.00	1,045.83	5.67	1.10	7.94	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.83	1.54
Class R-2E – actual return	1,000.00	1,046.91	4.18	.81	6.45	1.25
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.36	1.25
Class R-3 – actual return	1,000.00	1,047.40	3.41	.66	5.68	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.60	1.10
Class R-4 – actual return	1,000.00	1,049.95	1.86	.36	4.13	.80
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.08	.80
Class R-5E – actual return	1,000.00	1,050.97	.78	.15	3.05	.59
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	3.01	.59
Class R-5 – actual return	1,000.00	1,051.37	.31	.06	2.59	.50
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.55	.50
Class R-6 – actual return	1,000.00	1,051.57	.05	.01	2.33	.45
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	Amount less than $.01.
[6]	Amount less than .01%.

108	American Funds Target Date Retirement Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2020:

	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Long-term capital gains	—	$55,568,000	$192,683,000	$375,379,000
Foreign taxes (per share)	$0.001	$0.004	$0.007	$0.006
Foreign source income (per share)	$0.01	$0.04	$0.06	$0.05
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$6,000	$2,804,000	$7,711,000	$13,924,000

	2045 Fund	2040 Fund	2035 Fund	2030 Fund
Long-term capital gains	$443,020,000	$593,199,000	$643,119,000	$670,042,000
Foreign taxes (per share)	$0.006	$0.005	$0.005	$0.004
Foreign source income (per share)	$0.05	$0.05	$0.05	$0.05
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	100%	$204,684,000	$230,044,000	$271,201,000
U.S. government income that may be exempt from state taxation	$18,313,000	$26,978,000	$43,385,000	$73,608,000

	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Long-term capital gains	$514,168,000	$341,782,000	$105,324,000	$50,831,000
Foreign taxes (per share)	$0.003	$0.002	$0.002	$0.001
Foreign source income (per share)	$0.05	$0.03	$0.03	$0.02
Qualified dividend income	$334,959,000	$231,831,000	$78,708,000	$48,681,000
Corporate dividends received deduction	$228,754,000	$157,178,000	$51,133,000	$31,781,000
U.S. government income that may be exempt from state taxation	$84,731,000	$69,309,000	$23,084,000	$16,253,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

American Funds Target Date Retirement Series	109

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2010	Private investor	89	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

110	American Funds Target Date Retirement Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walt Burkley, 1966 Executive Vice President	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair and President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
James B. Lovelace, 1956 Senior Vice President	2007	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Rich Lang, 1969 Vice President	2015	Senior Vice President, Capital Group Institutional Investment Services Division, American Funds Distributors, Inc.[6]
Maria Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	111

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

112	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFTDF

Registrant:
a) Audit Fees:
Audit	2019	79,000
	2020	161,000

b) Audit-Related Fees:
	2019	25,000
	2020	29,000

c) Tax Fees:
	2019	42,000
	2020	43,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,591,000
	2020	1,605,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	20,000
	2020	68,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,680,000 for fiscal year 2019 and $1,744,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2020